Prospectus January 1, 2022, as revised July 7, 2022

WisdomTree Currency Strategy, Fixed Income and Alternative ETFs
THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) AND THE COMMODITY
FUTURES TRADING COMMISSION HAVE NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WisdomTree Trust

WisdomTree Currency Strategy, Fixed Income and Alternative ETFs*
WisdomTree Currency Strategy ETFs
Bloomberg U.S. Dollar Bullish Fund (USDU)
Chinese Yuan Strategy Fund (CYB)
Emerging Currency Strategy Fund (CEW)
WisdomTree Fixed Income ETFs
Emerging Markets Corporate Bond Fund (EMCB)
Emerging Markets Local Debt Fund (ELD)
Floating Rate Treasury Fund (USFR)
Interest Rate Hedged High Yield Bond Fund (HYZD)
Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)
Mortgage Plus Bond Fund (MTGP)
Yield Enhanced U.S. Aggregate Bond Fund (AGGY)
Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)
WisdomTree Alternative ETFs
CBOE S&P 500 PutWrite Strategy Fund (PUTW)
Enhanced Commodity Strategy Fund (GCC)
Managed Futures Strategy Fund (WTMF)
Alternative Income Fund (HYIN)
* Principal U.S. Listing Exchange: NYSE Arca, Inc. (except AGZD, HYZD and EMCB are listed on NASDAQ and SHAG and HYIN are listed on Cboe BZX Exchange, Inc.)

WisdomTree Trust

WisdomTree Currency Strategy ETFs		Additional Principal Risk Information About the Funds	98
Fund Summaries		Additional Non-Principal Risk Information	116
WisdomTree Bloomberg U.S. Dollar Bullish Fund	2	Portfolio Holdings Information	117
WisdomTree Chinese Yuan Strategy Fund	8	Management	118
WisdomTree Emerging Currency Strategy Fund	14	Investment Adviser	118
WisdomTree Fixed Income ETFs		Sub-Advisers	119
Fund Summaries		Portfolio Managers	120
WisdomTree Emerging Markets Corporate Bond Fund	20	Additional Information on Buying and Selling Fund Shares	124
WisdomTree Emerging Markets Local Debt Fund	27	Share Trading Prices	124
WisdomTree Floating Rate Treasury Fund	33	Determination of Net Asset Value	124
WisdomTree Interest Rate Hedged High Yield Bond Fund	38	Dividends and Distributions	124
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	45	Book Entry	124
WisdomTree Mortgage Plus Bond Fund	52	Delivery of Shareholder Documents – Householding	125
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	59	Frequent Purchases and Redemptions of Fund Shares	125
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	65	Investments by Investment Companies	125
WisdomTree Alternative ETFs		Additional Tax Information	126
Fund Summaries		Taxes on Distributions	126
WisdomTree CBOE S&P 500 PutWrite Strategy Fund	71	Taxes When You Sell Fund Shares	128
WisdomTree Enhanced Commodity Strategy Fund	76	Taxes on Creation and Redemption of Creation Units	128
WisdomTree Managed Futures Strategy Fund	81	Foreign Investments by the Fund	128
WisdomTree Alternative Income Fund	88	Commodity Investments	128
Additional Information About the Funds	94	Foreign Currency Investments by the Funds	130
Additional Information About the Funds’ Investment Objectives	94	Distribution	131
Additional Information About the Currency Strategy and Fixed Income Funds	94	Premium/Discount and NAV Information	131
Additional Information About the Alternative Funds	95	Additional Notices	131
Non-Principal Information About the Funds' Investment Strategies	98	Financial Highlights	133

WisdomTree Bloomberg U.S. Dollar Bullish Fund

Investment Objective
The WisdomTree Bloomberg U.S. Dollar Bullish Fund (the “Fund”) seeks to provide total returns, before fees and expenses, that exceed the performance of the Bloomberg Dollar Total Return Index (the “Index”).

Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.50%

Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 51	$ 160	$ 280	$ 628

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund
The Fund is an actively managed exchange traded fund (“ETF”) that seeks to provide total returns, before fees and expenses, that exceed the performance of the Index. The Index is structured to potentially benefit as the U.S. dollar appreciates relative to a basket of global currencies. The Index tracks a long position in the U.S. dollar measured against a basket of developed and emerging market currencies which (i) have the highest liquidity in the currency markets and (ii) represent countries that make the largest contribution to trade flows with the United States. The Index also incorporates differences in money market rates between the U.S. and the countries (or regions) represented by the foreign currencies.

The Fund will seek exposure to both the U.S. dollar and global currencies held by the Index through investing, under normal circumstances, at least 80% of its assets in money market securities and other liquid securities, such as short-term investment grade government and corporate debt securities, combined with currency forward contracts in the individual component currencies of the Index (a currency forward contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract). If a sufficiently liquid futures contract on the Index or related index is later developed, the Fund may invest in such futures contract as a substitute for or in combination with forward contracts on the individual currencies. The Fund also may enter into repurchase agreements, which are transactions in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or

2 WisdomTree Trust Prospectus

upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

The Fund’s positioning for a stronger U.S. dollar through a mixture of securities and financial instruments is intended to provide a return reflective of the change in the value of the U.S. dollar relative to the basket of global currencies while incorporating differences in money market rates between the U.S. and the countries (or regions) represented by the foreign currencies. The Fund expects its holdings to represent approximately ten (10) currencies at any given time, with the euro expected to represent the largest exposure in the global basket of currencies, but at no time is the Fund’s exposure expected to exceed twenty (20) currencies (Index maximum). The Fund, similar to the Index, is not designed to benefit if the value of the basket of global currencies appreciates relative to the U.S. dollar.

The Fund generally will maintain a weighted average portfolio maturity with respect to short-term investment grade government and corporate debt securities of two (2) years or less and money market securities of 180 days or less on average (not to exceed 18 months) and will not purchase any money market securities with a remaining maturity of more than 397 calendar days. The “average portfolio maturity” of the Fund will be the average of all current maturities of the individual securities in the Fund’s portfolio. The Fund’s actual portfolio duration may be longer or shorter depending on market conditions.

Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. Further, although the Fund invests primarily in money market securities, the Fund is NOT a money market fund and does NOT seek to maintain a stable net asset value per share (“NAV”). The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■
Currency Exchange Rate Risk.
Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■
Market Risk.
The trading prices of currencies, fixed income securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.

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Shares of the Fund May Trade at Prices Other Than NAV.
As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree Trust Prospectus 3

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Active Management Risk.
The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■
Capital Controls and Sanctions Risk.
Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■
Cash Redemption Risk.
The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■
Counterparty and Issuer Credit Risk.
As a result of its financial condition, the issuer of a debt security or other instrument, or the counterparty to a derivative or other contract, may default, become unable to pay interest or principal due, or otherwise fail to honor its obligations or be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■
Cybersecurity Risk.
The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (
i.e.,
Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■
Derivatives Risk.
Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s Prospectus, such as counterparty and issuer credit risk, interest rate risk, market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■
Forward Currency Contracts Risk.
A forward currency contract is a private, customizable agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. Forward contracts settle at the end of the agreement and trade over-the-counter. Risks related to forward currency contracts include, but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies and the prices of such contracts; and (3) the risk that the counterparty will default on its obligations.

■
Emerging Markets Risk.
Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

4 WisdomTree Trust Prospectus

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Foreign Securities Risk
. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.

■
Geographic Investment Risk.
To the extent the Fund invests a significant portion of its assets in securities exposed to the currency of a single country or region, or the debt securities of companies or agencies of a single country or region, the Fund is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a significant portion of its assets in securities exposed to the currencies of Japan and Europe.

■
Geopolitical Risk.
Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■
Interest Rate Risk.
Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a ten-year duration would be expected to drop by approximately 10% in response to a 1% increase in interest rates.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■
Non-Diversification Risk.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■
Portfolio Turnover Risk.
The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

■
Repurchase Agreement Risk.
The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

■
Sovereign Debt Risk.
Bonds issued by governments, sometimes referred to as “sovereign” debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency. In the past, governments of emerging market countries have refused to honor their payment obligations on issued bonds.

Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not

WisdomTree Trust Prospectus 5

reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.

The
Fund’s
year-to-date total return as of September 30, 2021 was 3.47%.

Best and Worst Quarter Returns (for the
periods
reflected in the bar
chart
above)

	Return	Quarter/Year
Highest Return	7.05%	4Q/2016
Lowest Return	(5.00)%	4Q/2020

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2020

WisdomTree Bloomberg U.S. Dollar Bullish Fund	1 Year	5 Years	Since Inception December 18, 2013
Return Before Taxes Based on NAV	(5.63)%	(0.84)%	1.76%
Return After Taxes on Distributions	(5.90)%	(1.21)%	1.15%
Return After Taxes on Distributions and Sale of Fund Shares	(3.33)%	(0.78)%	1.18%
Bloomberg Dollar Total Return Index (Reflects no deduction for fees, expenses or taxes)	(5.39)%	(0.95)%	1.87%
Bloomberg Dollar Spot Index (Reflects no deduction for fees, expenses or taxes)	(5.45)%	(1.89)%	1.33%

Management

Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.

Portfolio Managers
The Fund is managed by the Sub-Adviser's Fixed Income Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

David Nieman, Vice President and Portfolio Manager, has been a portfolio manager of the Fund since November 2020.

Nancy Rogers, CFA, Managing Director and Head of Fixed Income Index Portfolio Management, has been a portfolio manager of the Fund since December 2020.

6 WisdomTree Trust Prospectus

Gregg Lee, Senior Portfolio Manager, has been a portfolio manager of the Fund since January 2021.

Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

WisdomTree Trust Prospectus 7

WisdomTree Chinese Yuan Strategy Fund

Investment Objective
The WisdomTree Chinese Yuan Strategy Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in China available to foreign investors and changes in value of the Chinese yuan relative to the U.S. dollar.

Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.45%

Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 46	$ 144	$ 252	$ 567

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund
The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objective by investing in short-term securities and instruments designed to provide exposure to Chinese currency and money market rates. Because the market for money market securities in China generally is less liquid and accessible to foreign investors than corresponding markets in more developed economies, the Fund intends to achieve exposure to currency markets in China using a variety of investments and investment techniques. For example, the Fund will invest in short-term U.S. money market securities and forward currency contracts and currency swaps that settle in U.S. dollars. The combination of U.S. money market securities and forward currency contracts and swaps is designed to provide exposure equivalent to money market securities denominated in Chinese yuan.

The Fund generally will maintain a weighted average portfolio maturity of 90 days or less with respect to the money market securities in its portfolio. Forward currency contracts and swaps generally will be kept to an average term of six months or less.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments whose combined performance is economically tied to China. If subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner

8 WisdomTree Trust Prospectus

that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change
to this policy for the Fund.

Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■
Currency Exchange Rate Risk.
Changes in currency exchange rates and the relative value of Chinese yuan will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■
Geographic Concentration in China.
Because the Fund concentrates its investments in China, the Fund’s performance is expected to be closely
tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds. Although the Chinese economy has grown rapidly during recent years and the Chinese government has implemented significant economic reforms to liberalize trade policy, promote foreign investment, and reduce government control of the economy, there can be no guarantee that economic growth or these reforms will continue. The Chinese economy may also experience slower growth if global or domestic demand for Chinese goods decreases significantly and/or key trading partners apply trade tariffs or implement other protectionist measures. The Chinese economy is also susceptible to rising rates of inflation, economic recession, market inefficiency, volatility, and pricing anomalies that may be connected to governmental influence, a lack of publicly-available information and/or political and social instability. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital invested. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. In addition, the Chinese government may enact laws and regulations that interfere with the operations of Chinese companies listed abroad, including U.S.-listed Chinese companies. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■
Market Risk.
The trading prices of currencies, fixed income securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.

■
Shares of the Fund May Trade at Prices Other Than NAV.
As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience

WisdomTree Trust Prospectus 9

premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■
Active Management Risk.
The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■
Capital Controls and Sanctions Risk.
Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■
Cash Redemption Risk.
The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■
Counterparty and Issuer Credit Risk.
As a result of its financial condition, the issuer of a debt security or other instrument, or the counterparty to a derivative or other contract, may default, become unable to pay interest or principal due, or otherwise fail to honor its obligations or be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■
Cybersecurity Risk.
The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (
i.e.,
Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■
Derivatives Risk.
Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s Prospectus, such as counterparty and issuer credit risk, interest rate risk, market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■
Forward Currency Contracts Risk.
A forward currency contract is a private, customizable agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. Forward contracts settle at the end of the agreement and trade over-the-counter. Risks related to forward currency contracts include, but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies and the prices of such contracts; and (3) the risk that the counterparty will default on its obligations.

■
Swaps Risk.
A swap is an agreement between two parties to exchange the cash flows or values of one asset for another. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. An interest rate swap typically involves the exchange of a floating interest rate payment
for a fixed interest payment. A total return swap is an agreement between two parties in which one party agrees to make

10 WisdomTree Trust Prospectus

payments of the total return of a reference asset in
return
for payments equal to a rate of interest on another reference asset. The risks of swaps include but are not limited to the potential to increase or decrease the overall volatility of the Fund's investments and its share price.

■
Emerging Markets Risk.
Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■
Foreign Securities Risk
. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.

■
Geopolitical Risk.
Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■
Interest Rate Risk.
Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a ten-year duration would be expected to drop by approximately 10% in response to a 1% increase in interest rates.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■
Non-Diversification Risk.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■
Offshore Investor Risk.
In addition to the general risks associated with investing in non-U.S. currencies and non-U.S. currency markets, there are special risks associated with investing in Chinese yuan or securities designed to provide exposure to Chinese yuan. The government of China maintains strict currency controls in support of economic, trade and political objectives and regularly intervenes in the currency market. The government’s actions may not be transparent or predictable. As a result, the value of the yuan, and the value of securities designed to provide exposure to the yuan, can change quickly and arbitrarily. Furthermore, it is difficult for offshore investors to directly access money market securities in China because of investment and trading restrictions. These limitations and restrictions may impact the availability, liquidity, and pricing of securities designed to provide offshore investors with exposure to Chinese markets. As a result, returns achieved by offshore investors, such as the Fund, could differ from those available to domestic investors in China.

■
Repurchase Agreement Risk.
The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

■
Sovereign Debt Risk.
Bonds issued by governments, sometimes referred to as “sovereign” debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable

WisdomTree Trust Prospectus 11

or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency. In the past, governments of emerging market countries have refused to honor their payment obligations on issued bonds.

Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.

The
Fund’s year-to-date total return
as
of September 30, 2021 was 2.39%.

Best and Worst Quarter Returns (for the
periods
reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	5.08%	4Q/2020
Lowest Return	(4.49)%	4Q/2016

After-tax returns are calculated using the highest historical individual
federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2020

WisdomTree Chinese Yuan Strategy Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	8.68%	2.99%	1.81%
Return After Taxes on Distributions	8.50%	2.69%	1.45%
Return After Taxes on Distributions and Sale of Fund Shares	5.14%	2.17%	1.28%
JP Morgan Emerging Local Markets Index Plus (ELMI+) China (Reflects no deduction for fees, expenses or taxes)	9.85%	4.01%	2.78%

Management

Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.

12 WisdomTree Trust Prospectus

Portfolio Managers
The Fund is managed by the Sub-Adviser's Fixed Income Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

David Nieman, Vice President and Portfolio Manager, has been a portfolio manager of the Fund since November 2020.

Nancy Rogers, CFA, Managing Director and Head of Fixed Income Index Portfolio Management, has been a portfolio manager of the Fund since December 2020.

Gregg Lee, Senior Portfolio Manager, has been a portfolio manager of the Fund since January 2021.

Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

WisdomTree Trust Prospectus 13

WisdomTree Emerging Currency Strategy Fund

Investment Objective
The WisdomTree Emerging Currency Strategy Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in selected emerging market countries available to foreign investors and changes to the value of these currencies relative to the U.S. dollar.

Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.55%

Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 56	$ 176	$ 307	$ 689

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund
The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objective by investing in short-term securities and instruments designed to provide exposure to the currencies and money market rates of selected emerging market countries.

The Fund seeks to provide exposure to currencies and money market rates from emerging and developing economies in three regions of the world: (i) Asia, (ii) Latin America and (iii) Europe, the Middle East and Africa. Within these regions, the Fund intends to invest in a subset of the following countries: Brazil, Chile, China, Colombia, Czech Republic, Hungary, India, Indonesia, Malaysia, Mexico, Nigeria, Peru, the Philippines, Poland, Romania, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey. This list may change based on market developments. The Fund attempts to achieve exposure to the most liquid currencies within each of the three broad regions, while at the same time maintaining geographic and economic diversity across these regions. The specific set of currencies is generally selected annually, typically in July or August. The selected currencies are equally weighted in terms of U.S. dollar value. The Fund is rebalanced quarterly in order to maintain this equal weighting. In order to maintain geographic diversity, the Fund’s exposure to each of the three broad geographic regions is limited to 55% of its total asset value on the annual assessment date and at each quarterly rebalancing. More frequent rebalancing may occur in response to significant market events. A significant event might include, for

14 WisdomTree Trust Prospectus

example, market conditions that significantly disrupt liquidity or result in the reclassification of a currency (from emerging to developed, for example). Currencies that generally would be considered liquid may be ineligible for investment or dropped from the Fund as a result of government action or other market events if the Fund’s adviser believes doing so would be in the best interest of the Fund.

Because the market for money market securities in the selected emerging markets generally is less liquid and accessible to foreign investors than corresponding markets in more developed countries, the Fund intends to achieve exposure to these markets by investing primarily in short-term U.S. money market securities and forward currency contracts and swaps of the constituent currencies. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to provide exposure equivalent to money market securities denominated in currencies of the selected markets in which the Fund invests. In aggregate, the Fund’s investments should create exposure that is economically similar to a basket of money market securities denominated in each of the selected currencies. The Fund also may enter into repurchase agreements.

The Fund generally will maintain a weighted average portfolio maturity of 90 days or less with respect to the money market securities in its portfolio. The Fund will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations (“NRSROs”) or, if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments whose combined performance is tied economically to selected emerging market countries. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund.

Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■
Currency Exchange Rate Risk.
Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■
Emerging Markets Risk.
Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■
Market Risk.
The trading prices of currencies, fixed income securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization

WisdomTree Trust Prospectus 15

rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.

■
Shares of the Fund May Trade at Prices Other Than NAV.
As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■
Active Management Risk.
The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■
Capital Controls and Sanctions Risk.
Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■
Cash Redemption Risk.
The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■
Counterparty and Issuer Credit Risk.
As a result of its financial condition, the issuer of a debt security or other instrument, or the counterparty to a derivative or other contract, may default, become unable to pay interest or principal due, or otherwise fail to honor its obligations or be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■
Cybersecurity Risk.
The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (
i.e.,
Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■
Derivatives Risk.
Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s Prospectus, such as counterparty and issuer credit risk, interest rate risk, market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■
Forward Currency Contracts Risk.
A forward currency contract is a private, customizable agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. Forward contracts settle at the

16 WisdomTree Trust Prospectus

end of the agreement and trade over-the-counter. Risks related to forward currency contracts include, but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies and the prices of such contracts; and (3) the risk that the counterparty will default on its obligations.

■
Swaps Risk.
A swap is an agreement between two parties to exchange the cash flows or values of one asset for another. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. An interest rate swap typically involves the exchange of a floating interest rate payment for a fixed interest payment. A total return swap is an agreement between two parties in which one party agrees to make payments of the total return of a reference asset in return for payments equal to a rate of interest on another reference asset. The risks of swaps include but are not limited to the potential to increase or decrease the overall volatility of the Fund's investments and its share price.

■
Foreign Securities Risk
. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.

■
Geographic Investment Risk.
To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

■
Geopolitical Risk.
Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■
Interest Rate Risk.
Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a ten-year duration would be expected to drop by approximately 10% in response to a 1% increase in interest rates.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■
Non-Diversification Risk.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■
Repurchase Agreement Risk.
The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

■
Sovereign Debt Risk.
Bonds issued by governments, sometimes referred to as “sovereign” debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency. In the past, governments of emerging market countries have refused to honor their payment obligations on issued bonds.

WisdomTree Trust Prospectus 17

Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.

The
Fund’s year-to-date total return as of September 30, 2021 was (4.05)%.

Best and Worst Quarter Returns (for the periods
reflected
in the bar
chart
above
)

	Return	Quarter/Year
Highest Return	7.50%	4Q/2020
Lowest Return	(11.06)%	1Q/2020

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2020

WisdomTree Emerging Currency Strategy Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	0.00%	2.89%	(0.99)%
Return After Taxes on Distributions	(0.27)%	2.53%	(1.33)%
Return After Taxes on Distributions and Sale of Fund Shares	0.00%	2.08%	(0.86)%
JP Morgan Emerging Local Markets Index Plus (ELMI+) (Reflects no deduction for fees, expenses or taxes)	1.73%	3.62%	0.24%

Management

Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.

Portfolio Managers
The Fund is managed by the Sub-Adviser's Fixed Income Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

David Nieman, Vice President and Portfolio Manager, has been a portfolio manager of the Fund since November 2020.

18 WisdomTree Trust Prospectus

Nancy Rogers, CFA, Managing Director and Head of Fixed Income Index Portfolio Management, has been a portfolio manager of the Fund since December 2020.

Gregg Lee, Senior Portfolio Manager, has been a portfolio manager of the Fund since January 2021.

Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

WisdomTree Trust Prospectus 19

WisdomTree Emerging Markets Corporate Bond Fund

Investment Objective
The WisdomTree Emerging Markets Corporate Bond Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation.

Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.60%

Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 61	$ 192	$ 335	$ 750

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund
The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objective through investment in debt securities issued by corporate entities (“Corporate Debt”) that are domiciled in, or economically tied to, emerging market countries. The issuers of such Corporate Debt will include public, private, and state-owned or sponsored corporations. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Corporate Debt. For these purposes, Corporate Debt includes fixed income securities, such as bonds, notes, money market securities and other debt obligations (such as loan participation notes) of emerging market issuers. Corporate Debt does not include derivatives.

The Fund intends to focus its investment on Corporate Debt issued in U.S. dollars. The Fund also may invest in Corporate Debt denominated in the local currency of emerging market countries. Non-U.S. dollar denominated debt is sometimes referred to as “local debt.” Local debt provides exposure to changes in the value of such non-U.S. currencies against the U.S. dollar. Corporate Debt includes debt securities issued by supranational organizations, such as the European Investment Bank, International Bank for Reconstruction and Development or International Finance Corporation, or other regional development banks. The Fund may invest to a limited extent in debt securities of emerging market governments (also known as “sovereign debt”) and debt securities linked to inflation rates in emerging market countries.

20 WisdomTree Trust Prospectus

The Fund intends to seek exposure to Corporate Debt from the following regions: Africa, Asia, Eastern Europe, Latin America and the Middle East. Within these regions, the Fund may invest in countries such as: Argentina, Bahrain, Barbados, Brazil, Chile, China, Colombia, Croatia, Czech Republic, Dominican Republic, Egypt, El Salvador, Hong Kong, Hungary, India, Indonesia, Israel, Jamaica, Kazakhstan, Kuwait, Macau, Malaysia, Mexico, Mongolia, Morocco, Nigeria, Oman, Peru, the Philippines, Poland, Qatar, Russia, Saudi Arabia, Singapore, South Africa, South Korea, Taiwan, Thailand, Turkey, Ukraine, and the United Arab Emirates. This list may change based on market developments. The Fund employs a structured investment approach that utilizes “top down” analysis of macroeconomic factors and “bottom up” analysis of emerging market countries and issuers. The Fund’s credit exposures are monitored and may be modified, reduced or eliminated. The Fund’s exposure to any single issuer generally will be limited to 10% of the Fund’s net assets. The Fund’s exposure to any single country generally will be limited to 30% of the Fund’s net assets. The percentage of Fund assets invested in a specific region, country or issuer will change from time to time.

The universe of emerging market Corporate Debt currently includes securities that are rated “investment grade” as well as “non-investment grade” (commonly referred to as “junk bonds”). The Fund intends to provide a broad exposure to emerging market Corporate Debt and therefore will invest in both investment grade and non-investment grade securities. Securities rated investment grade generally are considered to be of higher credit quality and subject to lower default risk. Although securities rated below investment grade may offer the potential for higher yields, they generally are subject to a higher potential risk of loss.

The Fund attempts to maintain an aggregate portfolio duration of between two and ten years under normal market conditions. Aggregate portfolio duration is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. The Fund’s actual portfolio duration may be longer or shorter depending upon market conditions. The Fund may also invest in short-term money market securities denominated in U.S. dollars or the currencies of countries in which the Fund invests.

The Fund may invest up to 20% of its net assets in derivatives, such as swaps and forward currency contracts. The Fund’s use of derivatives will be underpinned by investments in cash or other liquid assets (typically short-term, high-quality money market securities). The Fund also may enter into repurchase agreements, which are transactions in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously agrees to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations.

The Fund must invest at least 80% of its net assets directly in Corporate Debt. The decision to secure exposure through direct investment in Corporate Debt or indirectly through derivative transactions will be a function of, among other things, market accessibility, credit exposure, tax ramifications and regulatory requirements applicable to U.S. investment companies. If, subsequent to an investment, the Fund’s 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund.

Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■
Emerging Markets Risk.
Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■
Interest Rate Risk.
Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a ten-year duration would be expected to drop by approximately 10% in response to a 1% increase in interest rates.

WisdomTree Trust Prospectus 21

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■
Market Risk.
The trading prices of currencies, fixed income securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.

■
Shares of the Fund May Trade at Prices Other Than NAV.
As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■
Active Management Risk.
The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■
Capital Controls and Sanctions Risk.
Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■
Cash Redemption Risk.
The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■
Counterparty and Issuer Credit Risk.
As a result of its financial condition, the issuer of a debt security or other instrument, or the counterparty to a derivative or other contract, may default, become unable to pay interest or principal due, or otherwise fail to honor its obligations or be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■
Currency Exchange Rate Risk.
Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

22 WisdomTree Trust Prospectus

■
Cybersecurity Risk.
The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (
i.e.,
Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■
Derivatives Risk.
Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s Prospectus, such as counterparty and issuer credit risk, interest rate risk, market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■
Forward Currency Contracts Risk.
A forward currency contract is a private, customizable agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. Forward contracts settle at the end of the agreement and trade over-the-counter. Risks related to forward currency contracts include, but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies and the prices of such contracts; and (3) the risk that the counterparty will default on its obligations.

■
Swaps Risk.
A swap is an agreement between two parties to exchange the cash flows or values of one asset for another. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. An interest rate swap typically involves the exchange of a floating interest rate payment for a fixed interest payment. A total return swap is an agreement between two parties in which one party agrees to make payments of the total return of a reference asset in return for payments equal to a rate of interest on another reference asset. The risks of swaps include but are not limited to the potential to increase or decrease the overall volatility of the Fund's investments and its share price.

■
Energy Sector Risk.
The Fund currently invests a significant portion of its assets in the energy sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The energy sector includes, for example, oil, gas, and consumable fuel companies. This sector can be significantly affected by, among other things, worldwide economic growth, worldwide demand, political instability in the Middle East, eastern Europe or other oil or gas producing regions, and volatile oil prices.

■
Financials Sector Risk.
The Fund currently invests a significant portion of its assets in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

■
Foreign Securities Risk
. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.

■
Geographic Investment Risk.
To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

■
Geopolitical Risk.
Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other

WisdomTree Trust Prospectus 23

public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■
High Yield Securities Risk.
Higher yielding, high risk debt securities, sometimes referred to as junk bonds, may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. High yield securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments.

■
Industrials Sector Risk.
The Fund currently invests a significant portion of its assets in the industrials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■
Non-Diversification Risk.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■
Portfolio Turnover Risk.
The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

■
Repurchase Agreement Risk.
The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

■
Sovereign Debt Risk.
Bonds issued by governments, sometimes referred to as “sovereign” debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency. In the past, governments of emerging market countries have refused to honor their payment obligations on issued bonds.

Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.

24 WisdomTree Trust Prospectus

The Fund’s year-to-date total return as of September 30, 2021 was 0.90%.

Best and Worst Quarter Returns (for the periods
reflected
in the
bar
chart
above
)

	Return	Quarter/Year
Highest Return	12.57%	2Q/2020
Lowest Return	(11.51)%	1Q/2020

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2020

WisdomTree Emerging Markets Corporate Bond Fund	1 Year	5 Years	Since Inception March 8, 2012
Return Before Taxes Based on NAV	7.91%	7.39%	4.75%
Return After Taxes on Distributions	6.11%	5.55%	2.85%
Return After Taxes on Distributions and Sale of Fund Shares	4.60%	4.87%	2.77%
JP Morgan CEMBI Diversified Index (Reflects no deduction for fees, expenses or taxes)	7.35%	7.46%	5.63%

Management

Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Voya Investment Management Co., LLC (“Voya IM”) serves as sub-adviser to the Fund.

Portfolio Managers
The Fund is managed by Voya IM’s Emerging Markets Debt Team Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Anil Katarya, CFA, Global Head of the Investment Grade Credit Team, has been a portfolio manager of the Fund since May 2022.

Anthony A. Routh, Portfolio Manager, has been a portfolio manager of the Fund since August 2017.

Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NASDAQ, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to

WisdomTree Trust Prospectus 25

accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

26 WisdomTree Trust Prospectus

WisdomTree Emerging Markets Local Debt Fund

Investment Objective
The WisdomTree Emerging Markets Local Debt Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation.

Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.55%

Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 56	$ 176	$ 307	$ 689

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund
The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objective through investment in bonds and other debt instruments (“Local Debt”) denominated in the local currencies of emerging market countries. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Local Debt. For these purposes, Local Debt includes fixed income securities, such as bonds, notes or other debt obligations denominated in local currencies of emerging market countries, as well as certain derivatives and other instruments described herein.

The Fund is designed to provide exposure to Local Debt of issuers from a broad range of emerging market regions and countries. The Fund intends to focus its investment on fixed income securities issued by emerging market governments, government agencies, and corporations. The Fund also may invest in fixed income securities denominated in an emerging market currency and issued by supranational organizations, such as the European Investment Bank, International Bank for Reconstruction and Development, International Finance Corporation, or other regional development banks. The Fund also may invest in debt securities linked to inflation rates outside the U.S., including securities or instruments linked to rates in emerging market countries.

The Fund intends to provide exposure across several geographic regions and countries. The Fund intends to invest in Local Debt from the following regions: Asia, Latin America, Europe, the Middle East, and Africa. Within these

WisdomTree Trust Prospectus 27

regions, the Fund may invest in countries such as: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Nigeria, Peru, the Philippines, Poland, Romania, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey. This list may change based on market developments. The Fund uses a structured investment approach that analyzes multiple factors. Countries are grouped into differentiated tiers based on an analysis of these factors. Subject to the Fund’s general investment requirement to provide broad regional and country exposure, the Fund generally invests a higher percentage of its assets in countries that have larger and more liquid debt markets and that WisdomTree Asset Management, Inc., the Fund’s investment adviser, believes are pursuing sustainable fiscal and monetary policies in light of economic and market conditions. The country exposures are monitored and may be modified, reduced or eliminated. The Fund’s exposure to any single country generally will be limited to 20% of the Fund’s assets. The percentage of Fund assets invested in a specific region, country or issuer will change from time to time.

The universe of Local Debt currently includes securities that are rated “investment grade” as well as “non-investment grade” (commonly referred to as “junk bonds”). The Fund intends to provide a broad-based exposure to emerging market debt and therefore will invest in both investment grade and non-investment grade securities. Securities rated investment grade generally are considered to be of higher credit quality and subject to lower default risk. Although securities rated below investment grade may offer the potential for higher yields, they generally are subject to a higher potential risk of loss.

The Fund attempts to maintain an aggregate portfolio duration of between two and ten years under normal market conditions. Aggregate portfolio duration is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. The Fund’s actual portfolio duration may be longer or shorter depending upon market conditions. The Fund may also invest in short-term money market securities denominated in the currencies of countries in which the Fund invests.

The Fund may invest up to 30% of its net assets in derivatives such as forward currency contracts and swaps. The Fund’s use of forward contracts and swaps will be underpinned by investments in cash or other liquid assets (typically short-term, high- quality U.S. money market securities) and is designed to provide exposure similar to investments in local currency debt. The Fund also may enter into repurchase agreements. Local Debt also includes fixed income securities denominated in an emerging market currency and issued by a supranational organization or regional development bank. Assets not invested in Local Debt generally will be invested in U.S. government securities and investment grade money market instruments. The Fund may invest up to 20% of its assets in debt instruments denominated in U.S. dollars issued by emerging market governments, government agencies, corporations, regional development banks and supranational issuers, as well as derivatives based on such instruments.

The decision to secure exposure through direct investment in bonds or indirectly through derivative transactions will be a function of, among other things, market accessibility, credit exposure, tax ramifications and regulatory requirements applicable to U.S. investment companies. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund.

Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■
Emerging Markets Risk.
Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

28 WisdomTree Trust Prospectus

■
Interest Rate Risk.
Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a ten-year duration would be expected to drop by approximately 10% in response to a 1% increase in interest rates.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■
Market Risk.
The trading prices of currencies, fixed income securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.

■
Shares of the Fund May Trade at Prices Other Than NAV.
As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■
Active Management Risk.
The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■
Capital Controls and Sanctions Risk.
Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■
Cash Redemption Risk.
The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■
Counterparty and Issuer Credit Risk.
As a result of its financial condition, the issuer of a debt security or other instrument, or the counterparty to a derivative or other contract, may default, become unable to pay interest or principal due, or otherwise fail to honor its obligations or be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

WisdomTree Trust Prospectus 29

■
Currency Exchange Rate Risk.
Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■
Cybersecurity Risk.
The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (
i.e.,
Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■
Derivatives Risk.
Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s Prospectus, such as counterparty and issuer credit risk, interest rate risk, market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■
Forward Currency Contracts Risk.
A forward currency contract is a private, customizable agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. Forward contracts settle at the end of the agreement and trade over-the-counter. Risks related to forward currency contracts include, but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies and the prices of such contracts; and (3) the risk that the counterparty will default on its obligations.

■
Swaps Risk.
A swap is an agreement between two parties to exchange the cash flows or values of one asset for another. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. An interest rate swap typically involves the exchange of a floating interest rate payment for a fixed interest payment. A total return swap is an agreement between two parties in which one party agrees to make payments of the total return of a reference asset in return for payments equal to a rate of interest on another reference asset. The risks of swaps include but are not limited to the potential to increase or decrease the overall volatility of the Fund's investments and its share price.

■
Foreign Securities Risk
. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.

■
Geographic Investment Risk.
To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

■
Geopolitical Risk.
Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■
High Yield Securities Risk.
Higher yielding, high risk debt securities, sometimes referred to as junk bonds, may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results

30 WisdomTree Trust Prospectus

and outlook and to real or perceived adverse economic and competitive industry conditions. High yield securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■
Non-Diversification Risk.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■
Repurchase Agreement Risk.
The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

■
Sovereign Debt Risk.
Bonds issued by governments, sometimes referred to as “sovereign” debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency. In the past, governments of emerging market countries have refused to honor their payment obligations on issued bonds.

Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.

The Fund’s year-to-date total return as of September 30, 2021 was (6.71)%.

Best and Worst Quarter Returns (for the periods reflected in the bar
chart
above
)

	Return	Quarter/Year
Highest Return	10.00%	4Q/2020
Lowest Return	(14.87)%	1Q/2020

After-tax returns are calculated using the
highest
historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Trust Prospectus 31

Average Annual Total Returns for the periods ending December 31, 2020

WisdomTree Emerging Markets Local Debt Fund	1 Year	5 Years	10 Years
Return Before Taxes Based on NAV	1.69%	5.54%	0.70%
Return After Taxes on Distributions	1.07%	4.45%	(0.56)%
Return After Taxes on Distributions and Sale of Fund Shares	1.01%	3.85%	0.04%
JP Morgan GBI-EM Global Diversified Index Unhedged USD (Reflects no deduction for fees, expenses or taxes)	2.69%	6.72%	1.49%

Management

Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.

Portfolio Managers
The Fund is managed by the Sub-Adviser's Fixed Income Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

David Nieman, Vice President and Portfolio Manager, has been a portfolio manager of the Fund since November 2020.

Nancy Rogers, CFA, Managing Director and Head of Fixed Income Index Portfolio Management, has been a portfolio manager of the Fund since December 2020.

Gregg Lee, Senior Portfolio Manager, has been a portfolio manager of the Fund since January 2021.

Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

32 WisdomTree Trust Prospectus

WisdomTree Floating Rate Treasury Fund

Investment Objective
The WisdomTree Floating Rate Treasury Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of an index that measures the performance of the market for floating rate public obligations of the U.S. Treasury.

Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.15%

Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 15	$ 48	$ 85	$ 192

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 147% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Bloomberg U.S. Treasury Floating Rate Bond Index (the “Index”). The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is designed to measure the performance of floating rate public obligations of the U.S. Treasury (“Floating Rate Notes” or “FRNs”). Unlike fixed-rate U.S. Treasury bonds, FRNs have interest rates that adjust periodically. FRNs’ floating interest rates may be higher or lower than the interest rates of fixed-rate bonds of comparable quality with similar maturities. The floating coupon rates of the FRNs included in the Index are initially expected to reset weekly according to the result of the most recent 13-week T-bill auction, plus a spread, subject to a minimum net yield of zero percent. Because FRN floating coupon rates adjust weekly, the value of FRNs fluctuate

WisdomTree Trust Prospectus 33

much less than fixed-rate bonds in response to market interest rate movements. FRN values, however, will decline if their floating coupon rates do not rise as much, or as quickly, as interest rates in general.

The Index is rules-based and market capitalization weighted and comprised of FRNs with two-year maturities that have a minimum amount outstanding of one billion as of the monthly rebalancing date, which falls on the last business day of each month. FRNs eligible for inclusion in the Index must have an issue date on or before the Index rebalancing date. The Index excludes fixed-rate securities, Treasury inflation-protected securities, convertible bonds and bonds with survivor put options. Both the FRNs and the FRNs’ coupon and principal payments must be denominated in U.S. dollars. FRNs pay interest rates quarterly until maturity.

Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■
Floating Rate Notes Risk.
Securities with floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Fund’s NAV, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the Floating Rate Notes, which only occur periodically. This risk is also heightened because floating rate Treasury obligations are new issuances for which a deep and liquid market has not yet developed.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■
Market Risk.
The trading prices of fixed income securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.

■
Shares of the Fund May Trade at Prices Other Than NAV.
As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■
Cash Redemption Risk.
The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■
Cybersecurity Risk.
The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized

34 WisdomTree Trust Prospectus

to purchase and redeem shares directly from the Fund (
i.e.,
Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■
Index and Data Risk.
The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■
Interest Rate Risk.
Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a ten-year duration would be expected to drop by approximately 10% in response to a 1% increase in interest rates.

■
Investment Style Risk.
The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■
Issuer Credit Risk.
The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■
Non-Diversification Risk.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■
Portfolio Turnover Risk.
The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

■
Risk of Limited Issuance.
The issuance of FRNs by the U.S. Treasury is relatively new and the amount of supply is limited. There is no guarantee or assurance that: (i) the Fund will be able to invest in a desired amount of FRNs, (ii) the Fund will be able to buy FRNs at a desirable price, (iii) FRNs will continue to be issued by the U.S. Treasury, or (iv) FRNs will be actively traded. Any or all of the foregoing, should they occur, would negatively impact the Fund.

Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s

WisdomTree Trust Prospectus 35

performance compares to that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. If WisdomTree Asset Management had not waived certain fees during certain periods, the Fund’s returns would have been lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance
information for the Fund is available online on the Fund’s website at www.wisdomtree.com.

The Fund’s year-to-date total return as of September 30, 2021 was 0.00%.

Best and Worst Quarter
Returns
(for the periods reflected in
the
bar chart above)

	Return	Quarter/Year
Highest Return	0.57%	2Q/2019
Lowest Return	(0.08)%	3Q/2015

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2020

WisdomTree Floating Rate Treasury Fund	1 Year	5 Years	Since Inception February 4, 2014
Return Before Taxes Based on NAV	0.52%	1.21%	0.85%
Return After Taxes on Distributions	0.36%	0.75%	0.52%
Return After Taxes on Distributions and Sale of Fund Shares	0.31%	0.73%	0.51%
Bloomberg US Treasury Floating Rate Bond Index (Reflects no deduction for fees, expenses or taxes)	0.74%	1.39%	1.02%

Management

Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.

Portfolio Managers
The Fund is managed by the Sub-Adviser's Fixed Income Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

David Nieman, Vice President and Portfolio Manager, has been a portfolio manager of the Fund since November 2020.

Nancy Rogers, CFA, Managing Director and Head of Fixed Income Index Portfolio Management, has been a portfolio manager of the Fund since December 2020.

36 WisdomTree Trust Prospectus

Gregg Lee, Senior Portfolio Manager, has been a portfolio manager of the Fund since January 2021.

Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

WisdomTree Trust Prospectus 37

WisdomTree Interest Rate Hedged High Yield Bond Fund

Investment Objective
The WisdomTree Interest Rate Hedged High Yield Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. High Yield Corporate Bond, Zero Duration Index (the “Index”).

Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.43%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.43%

Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 44	$ 138	$ 241	$ 542

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is designed to provide long exposure to the performance of selected issuers in the U.S. non-investment-grade corporate bond (“junk bonds”) market that are deemed to have favorable fundamental and income characteristics while seeking to manage interest rate risk through the use of short positions in U.S. Treasury securities (“U.S. Treasuries”).

The Index is comprised of long and short positions. The long positions of the Index (the “Long Basket”) intends to replicate the WisdomTree U.S. High Yield Corporate Bond Index. The Index employs a multi-step process, which screens based on fundamentals to identify bonds with favorable characteristics and then tilts to those individual

38 WisdomTree Trust Prospectus

securities which offer favorable income characteristics. The goal is to improve the risk-adjusted performance of traditional market capitalization-weighted approaches of high-yield corporate bond indices.

The Long Basket of the Index is comprised of corporate bonds of public issuers domiciled in the United States. To be eligible for inclusion in the Index, bonds must meet the following criteria: (i) pay fixed-rate coupons; (ii) have at least $500 million in par amount outstanding; (iii) have a remaining maturity of at least one year; and (iv) rated non-investment grade by Moody’s or Standard & Poor’s. In addition, the issuer cannot have defaulted or be in distress. For the purposes of the Index, bonds issued under Regulation S are excluded from eligibility. All bonds are denominated in U.S. dollars.

The Long Basket of the Index utilizes a “screen and tilt” rules-based approach to isolate bonds that have favorable fundamentals and tilts to those bonds with favorable income and valuation characteristics. Once the Index universe is defined from the eligibility criteria, individual bonds are assigned a factor score against their broad sector peers (
e.g.,
industrials, financials, utilities, consumer and energy) based on rules-based fundamental metrics distinguishing cash flow characteristics and discards the securities with poor cash flow performance. Remaining bonds are ranked within each sector based on liquidity scores and then screened so that the bonds receiving the lowest 5% of liquidity scores in each sector are removed from the Index. Each remaining bond is then assigned an income tilt score based on its probability of default relative to the other remaining bonds in its sector. Income tilt scores are then used to determine a bond’s weight in the Index, with bonds receiving higher income tilt scores being more heavily weighted. Issuer exposure is capped at 2%, with excess exposure distributed to the remaining bonds on a pro-rata basis.

The short positions of the Index (the “Short Basket”) holds short positions in U.S. Treasuries (or futures providing exposure to U.S. Treasuries in the case of the Fund) that seek to correspond to a duration exposure matching the duration of the Long Basket, with a targeted total duration exposure of approximately zero years (
e.g
.., if the average duration of bonds in the Long Basket is approximately two years, the Short Basket will seek an average duration of approximately two years among its short holdings of U.S. Treasuries, with an aggregate targeted Index duration of approximately zero years). Duration is a measure used to determine the sensitivity of a portfolio to changes in interest rates with a longer duration portfolio being more sensitive to changes in interest rates. The Fund may also short U.S. Treasuries.

The Index weights the short exposure to U.S. Treasuries of differing maturities in an attempt to offset the sensitivity of the long exposure to overall moves in interest rates across the yield curve. The Long Basket and Short Basket of the Index are rebalanced on a monthly basis so that the dollar amount of the Long Basket’s bond positions is approximately equivalent to the dollar amount of the short exposure achieved within the Short Basket.

The Index is designed to have greater returns than an equivalent non-interest rate hedged investment when U.S. Treasury rates are rising significantly. Conversely, the Index is designed to have lower returns than an equivalent non-interest rate hedged investment when U.S. Treasury rates are falling significantly.

To the extent the Index concentrates (
i.e
.., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■
Hedging Risk.
The Index seeks to mitigate the potential negative impact of using U.S. Treasury rates on the performance of bonds in the long portfolio of the Index. The Index’s short positions in U.S. Treasuries, as well as the Fund’s holdings to obtain such exposure, are not intended to mitigate credit risk or mitigate changes in bond values associated with investor perceptions regarding, or premiums placed on, credit risk (
i.e.
, credit risk premiums) or otherwise mitigate risks associated with other factors influencing the price of such bonds, which may have a greater impact than rising or falling interest rates. There is no guarantee that the short positions will completely eliminate the interest rate risk of the long bond positions. The Index’s short positions also may fail to provide the targeted duration in light of changes in the shape of the U.S. Treasury curve. The interest rate

WisdomTree Trust Prospectus 39

profile between the long and short exposures of the Index and Fund could also evolve significantly between monthly rebalancing. This could lead to temporary dislocations between the Fund’s intended and actual sensitivity to interest rates, which could impact performance. There may also be significant differences between the bond markets and U.S. Treasury markets (including futures markets for U.S. Treasuries) that could result in the Fund’s short positions performing ineffectively, exacerbating losses or causing greater tracking error. In addition, when interest rates fall, an unhedged investment in the same long portfolio of bonds will outperform the Fund.

■
High Yield Securities Risk.
Higher yielding, high risk debt securities, sometimes referred to as junk bonds, may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. High yield securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■
Market Risk.
The trading prices of fixed income securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.

■
Shares of the Fund May Trade at Prices Other Than NAV.
As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■
Cash Redemption Risk.
The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■
Counterparty and Issuer Credit Risk.
The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer or counterparty to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. Because the issuers of junk bonds may be in uncertain financial health, the prices of their debt securities could be more vulnerable to bad economic news, or even the expectation of bad news than investment grade debt securities. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■
Cybersecurity Risk.
The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized

40 WisdomTree Trust Prospectus

to purchase and redeem shares directly from the Fund (
i.e.,
Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■
Derivatives Risk.
Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s Prospectus, such as counterparty and issuer credit risk, interest rate risk, market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■
Geopolitical Risk.
The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■
Index and Data Risk.
The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■
Interest Rate Risk.
Interest rate risk with respect to the Fund is the risk that short exposure to fixed income securities will decline in value because of decreases in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness.

■
Investment Style Risk.
The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■
Non-Diversification Risk.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■
Portfolio Turnover Risk.
The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

■
Short Sales Risk.
The Fund will engage in “short sale” transactions. The Fund will lose value if the security or instrument that is the subject of a short sale increases in value. The Fund also may enter into short positions in U.S. Treasuries as well as a short derivative position through futures contracts on U.S. Treasuries. If the price of the security or derivative that is the subject of a short sale increases, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to a third party in connection with the short sale. The risk of loss on a shorted position arises from the increase in

WisdomTree Trust Prospectus 41

value of the security sold short and is potentially unlimited unlike the risk of loss on a long position, which is limited to the amount paid for the investment plus transaction costs. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. Further, in times of unusual or adverse economic, market or political conditions, the Fund may not be able to fully or partially implement its short selling strategy.

■
U.S. Treasury Exposure Risk.
The methodology used to select U.S. Treasuries for the Index (or U.S. Treasuries or U.S. Treasury futures, in the case of the Fund) for different maturities within the short exposure could produce performance that is dissimilar from other U.S. Treasuries of similar maturities. For example, unique supply and demand conditions could create a market whereby selected U.S. Treasuries or positions trade either more or less expensively than other U.S. Treasuries or positions of the same maturity, which could negatively impact the performance of the Fund.

■
Yield Curve Risk.
The Index and Fund will have short exposure to U.S. Treasuries with different maturity dates and weightings. Interest rates do not change uniformly for U.S. Treasuries of differing lengths of maturity in response to market and economic conditions. For example, interest rates for shorter maturity U.S. Treasuries may rise or fall more or less than interest rates for longer maturity U.S. Treasuries and rates may rise for U.S. Treasuries of certain maturities but fall for U.S. Treasuries of different maturities. Changes in interest rates among U.S. Treasuries with different maturities could impact returns produced both by the long exposures and short exposures of the Index and Fund in different ways, which could lead to unexpected performance, including Fund losses. The methodology of the Index and the investment approach of the Fund seek to address this risk, but are subject to the constraints of providing the desired overall interest rate profile and evolving market conditions, and there is no guarantee that any such risk will be reduced or the desired outcome will occur.

Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.

The Fund’s objective, strategies and index changed effective June 1, 2020. Prior to June 1, 2020, Fund performance reflects the Fund’s former investment objective and strategies, which tracked the performance, before fees and expenses, of the ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index.

The Fund’s year-to-date total return as of September 30, 2021 was 4.75%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	5.48%	2Q/2016
Lowest Return	(13.59)%	1Q/2020

42 WisdomTree Trust Prospectus

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of st ate and
local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2020

WisdomTree Interest Rate Hedged High Yield Bond Fund*	1 Year	5 Years	Since Inception December 18, 2013
Return Before Taxes Based on NAV	(0.79)%	5.36%	2.99%
Return After Taxes on Distributions	(2.90)%	3.08%	0.91%
Return After Taxes on Distributions and Sale of Fund Shares	(0.54)%	3.12%	1.34%
ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index/WisdomTree U.S. High Yield Corporate Bond, Zero Duration Spliced Index (Reflects no deduction for fees, expenses or taxes)	0.91%	6.27%	3.67%
*
The Fund’s objective changed effective June 1, 2020. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index. As of June 1, 2020, the Fund’s objective seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. High Yield Corporate Bond, Zero Duration Index.

Management

Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Voya Investment Management Co., LLC (“Voya IM”) serves as sub-adviser to the Fund.

Portfolio Managers
The Fund is managed by Voya IM’s High Yield Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Randall Parrish, CFA, Portfolio Manager, has been a portfolio manager of the Fund since June 2020.

Rick Cumberledge, CFA, Portfolio Manager, has been a portfolio manager of the Fund since June 2020.

Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NASDAQ, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment.

WisdomTree Trust Prospectus 43

Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

44 WisdomTree Trust Prospectus

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund

Investment Objective
The WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg Rate Hedged U.S. Aggregate Bond Index, Zero Duration (the “Index”).

Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.23%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.23%

Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 24	$ 74	$ 130	$ 293

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio, including TBA Transactions (as defined below), and 23% of the average value of its portfolio (excluding TBA Transactions).

Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is designed to provide long exposure to the Bloomberg U.S. Aggregate Bond Index while seeking to manage interest rate risk through the use of short positions in U.S. Treasury securities (“U.S. Treasuries”). The Index is comprised of a long portfolio and short portfolio. The “long portfolio” of the Index intends to replicate the Bloomberg U.S. Aggregate Bond Index, which broadly captures the U.S. investment grade, fixed income securities market and is comprised of U.S. Treasuries and U.S. Government-related bonds (
e.g.
, obligations of the U.S. Government or its agencies or instrumentalities), corporate bonds, mortgage-backed pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. The “short portfolio” of the Index holds short positions in U.S. Treasuries (or futures providing exposure to

WisdomTree Trust Prospectus 45

U.S. Treasuries in the case of the Fund) that seek to correspond to a duration exposure matching the duration of the long portfolio, with a targeted total duration exposure of approximately zero years (
e.g.
, if the average duration of bonds in the long portfolio is approximately five years, the short portfolio will seek an average duration of approximately five years among its short holdings of U.S. Treasuries, with an aggregate targeted duration of Index holdings of approximately zero years). Duration is a measure used to determine the sensitivity of a portfolio to changes in interest rates with a longer duration portfolio being more sensitive to changes in interest rates.

The Index methodology weights the short exposure to U.S. Treasuries of differing maturities in an attempt to offset the sensitivity of the long exposure to overall moves in interest rate. Additionally, the Index seeks to mitigate, to the extent possible, relative moves in interest rates across the yield curve. The long portfolio and short portfolio of the Index are rebalanced on a monthly basis to where the dollar amount of the long portfolio’s bond positions is approximately equivalent to the dollar amount of the short exposure achieved within the short portfolio
.

The Index is designed to have greater returns than an equivalent non-interest rate hedged investment when U.S. Treasury rates are rising significantly. Conversely, the Index is designed to have lower returns than an equivalent non-interest rate hedged investment when U.S. Treasury rates are falling significantly.

A significant portion of the bonds represented in the long portion of the Index are U.S. agency mortgage-backed pass-through securities. U.S. agency mortgage-backed pass-through securities are securities issued by entities such as Government National Mortgage Association (“GNMA”) and Federal National Mortgage Association (“FNMA”) that are backed by pools of mortgages. Most transactions in mortgage-backed pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date; however, it is not anticipated that the Fund will receive pools, but instead will participate in rolling TBA Transactions. The Fund expects to enter into such contracts on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in high-quality, liquid short term instruments.

In seeking to track the short portfolio of the Index, the Fund will invest in short positions in futures contracts on U.S. Treasuries. The Fund may also short U.S. Treasuries.

To the extent the Index concentrates (
i.e.
, holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■
Hedging Risk.
The Index seeks to mitigate the potential negative impact of using U.S. Treasury rates on the performance of bonds in the long portfolio of the Index. The Index’s short positions in U.S. Treasuries, as well as the Fund’s holdings to obtain such exposure, are not intended to mitigate credit risk or mitigate changes in bond values associated with investor perceptions regarding, or premiums placed on, credit risk (
i.e.
, credit risk premiums) or otherwise mitigate risks associated with other factors influencing the price of such bonds, which may have a greater impact than rising or falling interest rates. There is no guarantee that the short positions will completely eliminate the interest rate risk of the long bond positions. The Index’s short positions also may fail to provide the targeted duration in light of changes in the shape of the U.S. Treasury curve. The interest rate profile between the long and short exposures of the Index and Fund could also evolve significantly between monthly rebalancing. This could lead to temporary dislocations between the Fund’s intended and actual sensitivity to interest rates, which could impact performance. There may also be significant differences between the bond markets and U.S. Treasury markets (including futures markets for U.S. Treasuries) that could result in the Fund’s short positions performing ineffectively, exacerbating losses or causing greater tracking error. In addition, when interest rates fall, an unhedged investment in the same long portfolio of bonds will outperform the Fund.

46 WisdomTree Trust Prospectus

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■
Market Risk.
The trading prices of fixed income securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.

■
Shares of the Fund May Trade at Prices Other Than NAV.
As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■
Cash Redemption Risk.
The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■
Counterparty and Issuer Credit Risk.
As a result of its financial condition, the issuer of a debt security or other instrument, or the counterparty to a derivative or other contract, may default, become unable to pay interest or principal due, or otherwise fail to honor its obligations or be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■
Cybersecurity Risk.
The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (
i.e.,
Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■
Derivatives Risk.
The Fund invests in derivatives, including as a substitute to gain short exposure to U.S. Treasuries. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s Prospectus, such as counterparty and issuer credit risk, interest rate risk, market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■
Futures Contracts Risk.
A futures contract may generally be described as an agreement for the future sale by one party and the purchase by another of a specified security or instrument, including, but not limited to, U.S. Treasuries, at a specified price and time. Futures contracts have standardized terms and trade on an exchange, where prices are settled on a daily basis until the end of the contract. The risks of futures contracts include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates;

WisdomTree Trust Prospectus 47

(2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) there is no guarantee that an active market will exist for the contracts at any particular time.

■
Geopolitical Risk.
Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■
Index and Data Risk.
The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Interest Rate Risk. Interest rate risk with respect to the Fund is the risk that short exposure to fixed income securities will decline in value because of decreases in interest rates.

■
Investment Style Risk.
The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■
Mortgage- and Asset-Backed Securities Risk.
Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages or other assets. Mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected. Default or bankruptcy of a counterparty to a mortgage-related transaction would expose the Fund to possible loss.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■
Non-Diversification Risk.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■
Portfolio Turnover Risk.
The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

■
Short Sales Risk.
The Fund will engage in “short sale” transactions. The Fund will lose value if the security or instrument that is the subject of a short sale increases in value. The Fund also may enter into short positions in U.S. Treasuries as well as a short derivative position through futures contracts on U.S. Treasuries. If the price of the security or derivative that is the subject of a short sale increases, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to a third party in connection with the short sale. The risk of loss on a shorted position arises from the increase in

48 WisdomTree Trust Prospectus

value of the security sold short and is potentially unlimited unlike the risk of loss on a long position, which is limited to the amount paid for the investment plus transaction costs. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. Further, in times of unusual or adverse economic, market or political conditions, the Fund may not be able to fully or partially implement its short selling strategy.

■
TBA Transactions Risk.
The Fund may enter into “TBA Transactions” for mortgage-backed securities. There can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA Transactions do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer. If the counterparty to a transaction fails to deliver the securities, the Fund could suffer a loss. At the time of its acquisition, a TBA security may be valued at less than the purchase price.

■
U.S. Treasury Exposure Risk.
The methodology used to select U.S. Treasuries for the Index (or U.S. Treasuries or U.S. Treasury futures, in the case of the Fund) for different maturities within the short exposure could produce performance that is dissimilar from other U.S. Treasuries of similar maturities. For example, unique supply and demand conditions could create a market whereby selected U.S. Treasuries or positions trade either more or less expensively than other U.S. Treasuries or positions of the same maturity, which could negatively impact the performance of the Fund.

■
Yield Curve Risk.
The Index and Fund will have short exposure to U.S. Treasuries with different maturity dates and weightings. Interest rates do not change uniformly for U.S. Treasuries of differing lengths of maturity in response to market and economic conditions. For example, interest rates for shorter maturity U.S. Treasuries may rise or fall more or less than interest rates for longer maturity U.S. Treasuries and rates may rise for U.S. Treasuries of certain maturities but fall for U.S. Treasuries of different maturities. Changes in interest rates among U.S. Treasuries with different maturities could impact returns produced both by the long exposures and short exposures of the Index and Fund in different ways, which could lead to unexpected performance, including Fund losses. The methodology of the Index and the investment approach of the Fund seek to address this risk, but are subject to the constraints of providing the desired overall interest rate profile and evolving market conditions, and there is no guarantee that any such risk will be reduced or the desired outcome will occur.

Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.

The Fund’s year-to-date total return as of September 30,
20
21 was 0.41%.

WisdomTree Trust Prospectus 49

Best and Worst Quarter Returns (for the perio
ds refl
ected in the bar chart above)

	Return	Quarter/Year
Highest Return	2.34%	2Q/2020
Lowest Return	(3.33)%	1Q/2020
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2020

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	1 Year	5 Years	Since Inception December 18, 2013
Return Before Taxes Based on NAV	0.65%	2.08%	1.38%
Return After Taxes on Distributions	(0.28)%	1.07%	0.46%
Return After Taxes on Distributions and Sale of Fund Shares	0.38%	1.15%	0.64%
Bloomberg Rate Hedged U.S. Aggregate Bond Index, Zero Duration (Reflects no deduction for fees, expenses or taxes)	0.92%	2.14%	1.68%

Management

Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.

Portfolio Managers
The Fund is managed by the Sub-Adviser's Fixed Income Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

David Nieman, Vice President and Portfolio Manager, has been a portfolio manager of the Fund since November 2020.

Nancy Rogers, CFA, Managing Director and Head of Fixed Income Index Portfolio Management, has been a portfolio manager of the Fund since December 2020.

Gregg Lee, Senior Portfolio Manager, has been a portfolio manager of the Fund since January 2021.

Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NASDAQ, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

50 WisdomTree Trust Prospectus

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

WisdomTree Trust Prospectus 51

WisdomTree Mortgage Plus Bond Fund

Investment Objective
The WisdomTree Mortgage Plus Bond Fund (the “Fund”) seeks income and capital appreciation.

Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.45%

Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 46	$ 144	$ 252	$ 567

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 430% of the average value of its portfolio, including TBA Transactions (as defined below), and 47% of the average value of its portfolio (excluding TBA Transactions).

Principal Investment Strategies of the Fund
The Fund is an actively managed exchange traded fund (“ETF”) that utilizes an investment process combining both macro and fundamental research by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings, in mortgage-related debt and other securitized debt.

The Fund seeks to achieve its investment objective by primarily investing in mortgage-related fixed income securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (collectively, “Agency Mortgage-Backed Securities”), such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) or the Federal Home Loan Mortgage Corporation (“FHLMC”). Agency Mortgage-Backed Securities include residential mortgage-backed securities, commercial mortgage-backed securities, and structured products such as collateralized mortgage obligations and real estate mortgage investment conduits (“REMICs”).

The Fund may invest up to 20% of its net assets, plus the amount of any borrowings, in other securitized credit securities such as non-agency or privately issued residential and commercial mortgage-backed securities, asset-backed securities, collateralized loan obligations and credit risk transfer securities (collectively, “Securitized Credit Securities”).

52 WisdomTree Trust Prospectus

The Fund may purchase mortgage-backed securities through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date and the Fund has the option to either accept delivery or roll into another TBA Transaction. The Fund, pending settlement of such TBA Transaction, will invest its assets in high quality, liquid short-term instruments such as U.S. Treasury securities, securities issued by government agencies, repurchase agreements and commercial paper.

The universe of mortgage-related debt and other securitized debt currently includes securities that are rated “investment grade” as well as “non-investment grade” (commonly referred to as “junk bonds” or “high yield bonds,” which are considered to be speculative). The Fund intends to provide a broad-based exposure and therefore intends to invest in both investment grade and non-investment grade securities, but will not invest more than 20% of its net assets, plus the amount of any borrowings, in non-investment grade securities. Securities rated investment grade generally are considered to be of higher credit quality and subject to lower default risk. Although securities rated below investment grade may offer the potential for higher yields, they generally are subject to a higher potential risk of loss.

The Fund may invest in securities of varying maturity or duration and with either fixed or adjustable rates. The Fund attempts to maintain an aggregate portfolio duration of up to seven years under normal market conditions. Aggregate portfolio duration is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. The Fund’s actual portfolio duration may be longer or shorter depending on market conditions.

The Fund’s investments in mortgage-related debt and other securitized debt may be represented by derivatives such as futures contracts. The Fund may invest in derivatives for various investment purposes, including to hedge interest rate risk, as a substitute for, or to gain exposure to, a position in an underlying asset, to reduce transaction costs, to maintain full market exposure (
i.e.,
adjust investment characteristics to more closely approximate the characteristics of the market in which the Fund invests), to manage cash flows, or to preserve capital. The Fund’s use of derivatives will be collateralized by investments in liquid assets.

Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■
Agency Mortgage-Backed Securities Risk.
The Fund primarily invests in mortgage-related fixed income securities issued or guaranteed by the U.S. government or its agencies or instrumentalities such as GNMA, FNMA and FHLMC. FNMA and FHLMC are generally backed only by the general creditworthiness and reputation of the U.S. government agency, government-sponsored entity, or government corporation issuing the security and are not guaranteed by the U.S. Department of the Treasury or backed by the full faith and credit of the U.S. government. As a result, there is uncertainty as to the current status of many obligations of FNMA or FHLMC and other agencies that are placed under conservatorship of the U.S. government. GNMA securities are generally backed by the full faith and credit of the U.S. government. Agency mortgage-backed securities may be more sensitive to changes in interest rates than other types of debt securities. Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of agency mortgage-backed securities. Agency mortgage-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected. Agency mortgage-backed securities can also be subject to the risk of default on the underlying mortgages. Default or bankruptcy of a counterparty to a mortgage-related transaction would expose the Fund to possible loss. These risks may reduce the Fund’s returns.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■
Market Risk.
The trading prices of fixed income securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory

WisdomTree Trust Prospectus 53

disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.

■
Shares of the Fund May Trade at Prices Other Than NAV.
As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■
Active Management Risk.
The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■
Cash Redemption Risk.
The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■
Counterparty and Issuer Credit Risk.
As a result of its financial condition, the issuer of a debt security or other instrument, or the counterparty to a derivative or other contract, may default, become unable to pay interest or principal due, or otherwise fail to honor its obligations or be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■
Cybersecurity Risk.
The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (
i.e.,
Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■
Derivatives Risk.
Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s Prospectus, such as counterparty and issuer credit risk, interest rate risk, market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■
Futures Contracts Risk.
A futures contract may generally be described as an agreement for the future sale by one party and the purchase by another of a specified security or instrument, including, but not limited to, U.S. Treasuries, at a specified price and time. Futures contracts have standardized terms and trade on an exchange, where prices are settled on a daily basis until the end of the contract. The risks of futures contracts include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) there is no guarantee that an active market will exist for the contracts at any particular time.

■
Geopolitical Risk.
The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic

54 WisdomTree Trust Prospectus

market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■
High Yield Securities Risk.
Higher yielding, high risk debt securities, sometimes referred to as junk bonds, may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. High yield securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments.

■
Interest Rate Risk.
Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a ten-year duration would be expected to drop by approximately 10% in response to a 1% increase in interest rates.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■
Liquidity Risk.
The Fund may be unable to sell illiquid or less liquid securities at an advantageous time or price or achieve its desired level of exposure. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment and/or with respect to particular types of securities, such as Securitized Credit Securities.

■
Non-Agency Mortgage-Backed Securities Risk.
Non-agency mortgage-backed securities are subject to heightened risks as compared to agency mortgage-backed securities, including that non-agency mortgage-backed securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-backed securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying non-agency mortgage-backed securities may, and frequently do, have less favorable collateral, credit risk, or other underwriting characteristics than government or government-sponsored mortgage-backed securities and have wider variances in a number of terms including interest rate, term, size, purpose, and borrower characteristics. There may be a limited market for such securities.

■
Non-Diversification Risk.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■
Portfolio Turnover Risk.
The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

■
Prepayment Risk and Extension Risk.
Many issuers have a right to prepay their fixed income securities. Issuers may be more likely to prepay their securities if interest rates fall. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on prepaid securities. The Fund may also lose any premium it paid on prepaid securities. Many issuers have a right to prepay their fixed income securities. Issuers may be more likely to prepay their securities if interest rates fall. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on prepaid securities. The Fund may also lose any premium it paid on prepaid securities. If interests rate rise, then issuers may extend the duration of a fixed income security so that it is paid off more slowly than expected and the value of the security may decline.

■
Repurchase Agreement Risk.
In the event that the other party to a repurchase agreement defaults on its obligations, the Fund would generally seek to sell the underlying security serving as collateral for the repurchase agreement. However, the value of collateral may be insufficient to satisfy the counterparty's obligation and/or

WisdomTree Trust Prospectus 55

the Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security, which could result in a loss. In addition, if the Fund is characterized by a court as an unsecured creditor, it would be at risk of losing some or all of the principal and interest involved in the transaction.

■
Securitized Credit Securities Risk.
Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of other types of Securitized Credit Securities, such as asset-backed securities, collateralized loan obligations and credit risk transfer securities. Securitized Credit Securities can also be subject to the risk of default on the underlying assets, while also being subject to greater liquidity risk than other types of asset-backed securities. Many Securitized Credit Securities are also subject to prepayment risk in a declining interest rate environment and extension risk in an increasing rate environment.

■
TBA Transactions Risk.
The Fund may enter into “TBA Transactions” for mortgage-backed securities. There can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA Transactions do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer. If the counterparty to a transaction fails to deliver the securities, the Fund could suffer a loss. At the time of its acquisition, a TBA security may be valued at less than the purchase price.

Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.

The Fund’s year-to-date total return as of September 30, 2021 was (0.12)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart abo
ve
)

	Return	Quarter/ Ye ar
Highest Return	2.78%	2Q/2020
Lowest Return	0.38%	1Q/2020

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not
r
eflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

56 WisdomTree Trust Prospectus

Average Annual Total Returns for the periods ending December 31, 2020

WisdomTree Mortgage Plus Bond Fund	1 Year	Since Inception November 14, 2019
Return Before Taxes Based on NAV	4.97%	4.56%
Return After Taxes on Distributions	3.86%	3.50%
Return After Taxes on Distributions and Sale of Fund Shares	2.93%	3.03%
Bloomberg U.S. Securitized MBS/ABS/CMBS Index (Reflects no deduction for fees, expenses or taxes)	4.18%	4.01%

Management

Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Voya Investment Management Co., LLC (the “Voya IM” or the “Sub-Adviser”) serves as sub-adviser to the Fund.

Portfolio Managers
The Fund is managed by Voya IM's Securitized Credit and Agency RMBS Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Dave Goodson, Head of Securitized Investments and Senior Portfolio Manager, has been a portfolio manager of the Fund since its inception in November 2019.

Jonathan Abshire, CFA, Portfolio Manager, Structured Finance, has been a portfolio manager of the Fund since its inception in November 2019.

Jeff Dutra, CFA, Senior Portfolio Manager, Structured Finance, has been a portfolio manager of the Fund since its inception in November 2019.

Justin McWhorter, CFA, CPA, Senior Portfolio Manager, Structured Finance, has been a portfolio manager of the Fund since its inception in November 2019.

Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict

WisdomTree Trust Prospectus 57

of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

58 WisdomTree Trust Prospectus

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund

Investment Objective
The WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Bloomberg US Aggregate Enhanced Yield Index (the “Index”).

Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.12%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.12%

Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 12	$ 39	$ 68	$ 154

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 148% of the average value of its portfolio, including TBA Transactions (as defined below), and 41% of the average value of its portfolio (excluding TBA Transactions).

Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is designed to broadly capture the U.S. investment grade, fixed income securities market while seeking to enhance yield within desired risk parameters and constraints. Rather than re-weight individual securities, the Index uses a rules-based approach to re-weight subgroups of the Bloomberg US Aggregate Index with the aim of earning a higher yield while broadly retaining the risk characteristics of the Bloomberg US Aggregate Index. The 20 subgroups identified in the Bloomberg US Aggregate Index reflect the different risk dimensions of investment grade securities such as sector (asset class) exposure (
i.e.
, treasuries, agency, credit, and securitized), interest rate risk (
i.e.
, duration) and credit risk (
i.e.
, spread). Yield can typically be increased by shifting exposure along any of a number of these risk dimensions and re-weighting the subcomponents of the Index. At the security level, the Index draws from the universe defined by the Bloomberg US Aggregate Index, which consists of investment grade debt

WisdomTree Trust Prospectus 59

securities denominated in U.S. dollars. To be eligible for inclusion in the Index, debt securities must have at least $250 million in par amount outstanding with the exception of asset-backed securities and commercial mortgage-backed securities which must have an original deal size of $500 million, a minimum tranche size of $25 million, and at least $300 million of the original transaction still outstanding. The Index consists of U.S. Treasuries and U.S. Government-related bonds (
e.g.
, obligations of the U.S. Government or its agencies or instrumentalities), corporate bonds, mortgage-backed pass- through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly offered for sale in the United States. Index components are U.S. dollar-denominated debt securities with fixed rate coupons that have at least one year to final maturity.

The Index segments the eligible universe of U.S. investment grade fixed income securities into subgroups defined by sector, quality and maturity characteristics. There are 20 defined subgroups, with six subgroups covering the treasury and agency sectors, nine covering the credit markets, and the remaining five covering securitized securities. The Index employs a proprietary weighting methodology that seeks to enhance yield by allocating more weight to subgroups with higher yields while maintaining defined risk constraints designed to mitigate volatility and turnover drift from the eligible U.S. investment grade fixed income universe. Subgroups with higher yields are identified based on a subgroup’s yield to worst measurements, rather than its yield to maturity. Yield to worst refers to the lowest potential yield that can be received on a bond without issuer default. The Index uses yield to worst measurements to determine the yield of each subgroup, except the three mortgage-backed securities subgroups, which use yield to worst calculations of Treasury bonds whose maturities match the average life of its mortgage securities plus their option-adjusted spreads. However, to retain the broad risk characteristics of the Bloomberg US Aggregate Index, the Index also employs constraints that include caps on tracking error volatility, duration, sector and subgroup weights, and turnover. The Index’s constraints are capped relative to the constraints of the Bloomberg US Aggregate Index. For example, the total weight of the subgroups in each of the four sectors of the Index – treasuries, agency, credit, and securitized – cannot deviate from their weights in the Bloomberg US Aggregate Index by more than 20%, 10%, 20% and 20%, respectively. The weights are determined at the sub-group level (negative weights for a sub-group are not permitted) and passed down to the individual security level, where each security’s weight is equal to the subgroup weight multiplied by its market capitalization weight within the subgroup. The Index is rebalanced on a monthly basis.

The duration range of the Index is expected to be within one year of the duration of the Bloomberg US Aggregate Index. Historically, such universe has had a duration range between approximately three and seven years. Duration is a measure used to determine the sensitivity of a portfolio to changes in interest rates with a longer duration portfolio being more sensitive to changes in interest rates. For example, the value of a fund with a portfolio duration of seven years would be expected to drop by 7% for every 1% increase in interest rates.

A significant portion of the bonds represented in the Index are U.S. agency mortgage-backed pass-through securities. U.S. agency mortgage-backed pass-through securities are securities issued by entities such as Government National Mortgage Association (“GNMA”) and Federal National Mortgage Association (“FNMA”) that are backed by pool of mortgages. Most transactions in mortgage-backed pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date; however, it is not anticipated that the Fund will receive pools, but instead will participate in rolling TBA Transactions. The Fund expects to enter into such contracts on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in high-quality, liquid short term instruments.

The Fund may invest up to 20% of its assets in other fixed income securities and/or such other investments, including other exchange-traded funds (“ETFs”) that invest in fixed income securities with characteristics similar to the Index constituents, that the Adviser and/or Sub-Adviser believe will help the Fund track the performance of the Index. Other fixed income securities will consist primarily of investment grade securities with similar risk characteristics as the Index components, but up to 5% of the Fund’s total assets may be held in non-investment grade securities with credit ratings deemed to be of no less than BB.

To the extent the Index concentrates (
i.e.
, holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.

60 WisdomTree Trust Prospectus

Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■
Interest Rate Risk.
Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a seven-year duration would be expected to drop by approximately 7% in response to a 1% increase in interest rates.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■
Market Risk.
The trading prices of fixed income securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.

■
Shares of the Fund May Trade at Prices Other Than NAV.
As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■
Cash Redemption Risk.
The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■
Cybersecurity Risk.
The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (
i.e.,
Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■
Index and Data Risk.
The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the
Index
may occur from time to time and may not be identified and/or corrected by the Index

WisdomTree Trust Prospectus 61

Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■
Investment Style Risk.
The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■
Issuer Credit Risk.
The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■
Mortgage- and Asset-Backed Securities Risk.
Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages or other assets. Mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected. Default or bankruptcy of a counterparty to a mortgage-related transaction would expose the Fund to possible loss.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■
Non-Diversification Risk.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■
Portfolio Turnover Risk.
The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

■
TBA Transactions Risk.
The Fund may enter into “TBA Transactions” for mortgage-backed securities. There can
be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA Transactions do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer. If the counterparty to a transaction fails to deliver the securities, the Fund could suffer a loss. At the time of its acquisition, a TBA security may be valued at less than the purchase price.

Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.

62 WisdomTree Trust Prospectus

The Fund’s year-to-date total return as of September 30, 2021 was (1.68)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/ Ye ar
Highest Return	4.47%	2Q/2020
Lowest Return	(3.37)%	4Q/2016

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2020

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	1 Year	5 Years	Since Inception July 9, 2015
Return Before Taxes Based on NAV	5.99%	4.99%	4.51%
Return After Taxes on Distributions	4.77%	3.66%	3.20%
Return After Taxes on Distributions and Sale of Fund Shares	3.59%	3.25%	2.88%
Bloomberg US Aggregate Enhanced Yield Index (Reflects no deduction for fees, expenses or taxes)	5.99%	5.17%	4.69%
Bloomberg US Aggregate Index (Reflects no deduction for fees, expenses or taxes)	7.51%	4.44%	4.12%

Management

Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. ("WisdomTree Asset Management" or the "Adviser") serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.

Portfolio Managers
The Fund is managed by the Sub-Adviser's Fixed Income Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

David Nieman, Vice President and Portfolio Manager, has been a portfolio manager of the Fund since November 2020.

Nancy Rogers, CFA, Managing Director and Head of Fixed Income Index Portfolio Management, has been a portfolio manager of the Fund since December 2020.

Gregg Lee, Senior Portfolio Manager, has been a portfolio manager of the Fund since January 2021.

WisdomTree Trust Prospectus 63

Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

64 WisdomTree Trust Prospectus

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund

Investment Objective
The WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (the “Fund”) will seek to track the price and yield performance, before fees and expenses, of the Bloomberg US Short Aggregate Enhanced Yield Index (the “Index”).

Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.12%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.12%

Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 12	$ 39	$ 68	$ 154

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 224% of the average value of its portfolio, including TBA Transactions (as defined below), and 49% of the average value of its portfolio (excluding TBA Transactions).

Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is designed to broadly capture the short-term U.S. investment grade, fixed income securities market while seeking to enhance yield within desired risk parameters and constraints. The Index is comprised of those subgroups of the Bloomberg US Aggregate Index (
i.e.
, Treasuries, agencies, credit and securitized) with effective maturities generally shorter than five years (“ST Agg Universe”). The Index uses a rules-based approach to re-weight these subgroups to achieve higher yields, while managing risk through constraints on expected tracking error and turnover, as well as sector, duration, and credit exposure relative to the market value-weighted ST Agg Universe. Individual securities within a subgroup are market value-weighted within the subgroup. The Index is rebalanced on a monthly basis.

WisdomTree Trust Prospectus 65

The Index draws from the ST Agg Universe, which consists of U.S. dollar-denominated securities, including U.S. Treasuries, U.S. Government-related bonds, corporate bonds, mortgage-backed pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly offered for sale in the United States. These securities feature fixed rate coupons and have at least $300 million in par amount outstanding and one year to final maturity, with the exception of asset-backed securities and commercial mortgage-backed securities, which must have an original deal size of $500 million, a minimum tranche size of $25 million, and at least $300 million of the original transaction still outstanding.

The duration of the Index is generally expected not to exceed the duration of the ST Agg Universe by more than 0.5 years. The ST Agg Universe has historically had a duration range between approximately two and three years. Duration is a measure used to determine the sensitivity of a portfolio to changes in interest rates with a longer duration portfolio being more sensitive to changes in interest rates. For example, the value of a fund with a portfolio duration of three years would be expected to drop by 3% for every 1% increase in interest rates.

The Index includes U.S. agency mortgage-backed pass-through securities, which are securities issued by entities such as Federal Home Loan Mortgage Corporation (“FHLMC”) and Federal National Mortgage Association (“FNMA”) that are backed by pools of mortgages. Most transactions in mortgage-backed pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction.” In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date; however, it is not anticipated that the Fund will receive pools, but instead will participate in rolling TBA Transactions. The Fund expects to enter into such contracts on a regular basis. The Fund, pending settlement of such contracts, will invest its assets in high-quality, liquid short-term instruments.

The Fund may invest up to 20% of its assets in other fixed income securities and/or such other investments, with characteristics similar to the Index constituents, that the Adviser and/or Sub-Adviser believe will help the Fund track the performance of the Index. Other fixed income securities will consist primarily of investment grade securities with similar risk characteristics as the Index components, but up to 5% of the Fund’s total assets may be held in non-investment grade securities (“junk bonds”) with credit ratings deemed to be of no less than BB.

To the extent the Index concentrates (
i.e.
, holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.

Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■
Interest Rate Risk.
Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■
Market Risk.
The trading prices of fixed income securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for

66 WisdomTree Trust Prospectus

periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.

■
Shares of the Fund May Trade at Prices Other Than NAV.
As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■
Cash Redemption Risk.
The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■
Cybersecurity Risk.
The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (
i.e.,
Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■
Index and Data Risk.
The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■
Investment Style Risk.
The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■
Issuer Credit Risk.
The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■
Mortgage- and Asset-Backed Securities Risk.
Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages or other assets. Mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected. Default or bankruptcy of a counterparty to a mortgage-related transaction would expose the Fund to possible loss.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

WisdomTree Trust Prospectus 67

■
Non-Diversification Risk.

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■
Portfolio Turnover Risk.

The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

■
TBA Transactions Risk.

The Fund may enter into “TBA Transactions” for mortgage-backed securities. There can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA Transactions do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer. If the counterparty to a transaction fails to deliver the securities, the Fund could suffer a loss. At the time of its acquisition, a TBA security may be valued at less than the purchase price.

Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.

The Fund’s year-to-date total return as of September 30, 2021 was (0.13)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Qu arter/Y e ar
Highest Return	3.67%	2Q/2020
Lowest Return	(0.84)%	1Q/2018

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

68 WisdomTree Trust Prospectus

Average Annual Total Returns for the periods ending December 31, 2020

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	1 Year	Since Inception May 18, 2017
Return Before Taxes Based on NAV	4.45%	3.23%
Return After Taxes on Distributions	3.50%	2.21%
Return After Taxes on Distributions and Sale of Fund Shares	2.67%	2.03%
Bloomberg U.S. Short Aggregate Enhanced Yield Index (Reflects no deduction for fees, expenses or taxes)	3.61%	3.22%
Bloomberg U.S. Short Aggregate Composite Index (Reflects no deduction for fees, expenses or taxes)	4.70%	3.08%

Management

Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. ("WisdomTree Asset Management" or the "Adviser") serves as investment adviser to the Fund. Voya Investment Management Co., LLC (“Voya IM”) serves as sub-adviser to the Fund.

Portfolio Managers
The Fund is managed by Voya IM’s Multi-Sector Fixed Income Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Sean Banai, CFA, Portfolio Manager, has been a portfolio manager of the Fund since its inception in May 2017.

Bob Kase, CFA, Portfolio Manager, has been a portfolio manager of the Fund since its inception in May 2017.

Randall Parrish, CFA, Head of Credit and Senior High Yield Portfolio Manager, has been a portfolio manager of the Fund since its inception in May 2017.

Dave Goodson, Head of Securitized Investments and Senior Portfolio Manager, has been a portfolio manager of the Fund since its inception in May 2017.

Brian Timberlake, CFA, PhD, Head of Fixed Income Research, has been a portfolio manager of the Fund since its inception in May 2017.

Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as Cboe BZX Exchange, Inc., and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict

WisdomTree Trust Prospectus 69

of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

70 WisdomTree Trust Prospectus

WisdomTree CBOE S&P 500 PutWrite Strategy Fund

Investment Objective
The WisdomTree CBOE S&P 500 PutWrite Strategy Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the CBOE S&P 500 PutWrite Index (the “Index”).

Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.44%

Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 45	$ 141	$ 246	$ 555

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index tracks the value of a cash-secured (
i.e.
, collateralized) put option sales strategy, which consists of selling (or “writing”) S&P 500 Index put options (“SPX Puts”) and investing the sale proceeds in one- and three-month Treasury bills. By selling a SPX Put, the Fund receives a premium from the option buyer, which increases the Fund’s return if the option is not exercised and expires worthless. If, however, the value of the S&P 500 Index falls below the SPX Put’s strike price, the option finishes “in-the-money” and the Fund pays the buyer the difference between the strike price and the value of the S&P 500 Index. The Index’s strategy (and, accordingly, the Fund’s strategy) of selling cash-secured SPX Puts serves to partially offset a decline in the value of the S&P 500 Index to the extent of the premiums received. Further, if the value of the S&P 500 Index increases beyond the amount of premiums received, Index (and Fund) returns would not be expected to increase accordingly.

WisdomTree Trust Prospectus 71

All SPX Puts are standardized options traded on the Chicago Board Options Exchange (“CBOE”). The SPX Puts in the Index are struck at-the-money (
i.e.
, struck at or very near the S&P 500 Index value) and are sold on a monthly basis, usually the third Friday of the month (the “Roll Date”), which matches the expiration date of the SPX Puts. SPX Puts generally may only be exercised at the expiration date, which is referred to as a European style option. The number of SPX Puts sold by the Fund varies month to month but is limited by the amount held by the Fund in Treasury bills, the value of which is expected to equal the maximum possible loss from final settlement of the SPX Puts. At each Roll Date, any settlement loss from the expiring SPX Puts is paid from the Treasury bill investments and a new batch of at-the-money SPX Puts is sold. The revenue from their sale is added to the Treasury bill account. In March quarterly cycle months (
i.e.
, March, June, September, and December), the three-month Treasury bills are deemed to mature, and so the total cash available is reinvested at the three- month Treasury bill rate. In other months, the revenue from the sale of SPX Puts is invested separately at the one-month Treasury bill rate. The Fund expects to operate in a similar manner as the foregoing Index description in seeking to track the Index.

Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■
Put Option Risk.
Options may be subject to volatile swings in price influenced by changes in the value of the underlying instrument. The SPX Puts sold by the Fund may have imperfect correlation to the returns of the Index. Although the Fund collects premiums on the options it writes, the Fund’s risk of loss if its options expire in-the-money (
i.e.
, the Fund, as the seller of the SPX Puts, owes the buyer of the SPX Puts) may outweigh the gains to the Fund from the receipt of such option premiums. The potential return to the Fund is limited to the amount of option premiums it receives; however, the Fund can potentially lose up to the entire strike price of each option it sells.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■
Market Risk.
The trading prices of equity securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.

■
Shares of the Fund May Trade at Prices Other Than NAV.
As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■
Cash Redemption Risk.
The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■
Cybersecurity Risk.
The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to,

72 WisdomTree Trust Prospectus

disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (
i.e.,
Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■
Derivatives Risk.
The Fund invests in derivatives, including SPX Puts. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as an index. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s Prospectus, such as market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■
Implied Volatility Risk.
Upon selling a SPX Put, the Fund gains the amount of premium it receives; however, the Fund also incurs a liability that represents the value of the SPX Put it has sold until the SPX Put is exercised or expires. The value of the SPX Puts in which the Fund invests is partly based on the volatility used by market participants to price such options (
i.e.
, implied volatility). Consequently, increases in the implied volatility of the SPX Puts will cause the value of such options to increase (even if the prices of the S&P 500 stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under the SPX Puts and thus decrease the Fund’s NAV. The Fund is therefore exposed to implied volatility risk before the SPX Puts expire or are struck at-the-money. The implied volatility of the SPX Puts sold by the Fund may increase due to general market and economic conditions, perceptions regarding the industries in which the issuers of S&P stocks participate or factors relating to specific S&P companies.

■
Index and Data Risk.
The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■
Investment Style Risk.
The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■
Non-Diversification Risk.
Although the Fund intends to invest in SPX Puts, which are valued based on stocks in the S&P Index, and Treasury bills, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■
Portfolio Turnover Risk.
The Fund will pay transaction costs, such as commissions or mark-ups in the bid/ask spread on SPX Puts, when it writes options on the Roll Date. Because the Fund “turns over” its SPX Puts every month in this fashion, the Fund will incur high levels of transaction costs. While the turnover of the SPX Put positions is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (
e.g.
, in excess of 100% per year).

WisdomTree Trust Prospectus 73

Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com.

The Fund’s year-to-date total return as of September 30, 2021 was 13.45%.

Best and Worst Quarter Returns (for the periods reflec
te
d in the bar chart above)

	Return	Quarter/Year
Highest Return	10.89%	2Q/2020
Lowest Return	(20.65)%	1Q/2020

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2020

WisdomTree CBOE S&P 500 PutWrite Strategy Fund	1 Year	Since Inception February 24, 2016
Return Before Taxes Based on NAV	1.70%	5.81%
Return After Taxes on Distributions	1.11%	4.75%
Return After Taxes on Distributions and Sale of Fund Shares	1.00%	4.17%
CBOE S&P 500 PutWrite Index (Reflects no deduction for fees, expenses or taxes)	2.13%	6.37%
S&P 500 Index (Reflects no deduction for fees, expenses or taxes)	18.40%	17.00%

Management

Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Newton Investment Management North America, LLC (“Newton”) serves as sub-adviser to the Fund.

Portfolio Managers
The Fund is managed by Newton’s Asset Allocation Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

74 WisdomTree Trust Prospectus

Vassilis Dagioglu, a Managing Director, Head of Asset Allocation Portfolio Management, has been a portfolio manager of the Fund since its inception in February 2016.

James Stavena, a Managing Director and Portfolio Manager, Asset Allocation Portfolio Management, has been a portfolio manager of the Fund since its inception in February 2016.

Dimitri Curtil, a Managing Director, Asset Allocation Portfolio Management, has been a portfolio manager of the Fund since September 2021.

Torrey Zaches, a Portfolio Manager, Asset Allocation Portfolio Management, has been a portfolio manager of the Fund since September 2021.

Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

WisdomTree Trust Prospectus 75

WisdomTree Enhanced Commodity Strategy Fund

Investment Objective
The WisdomTree Enhanced Commodity Strategy Fund (the “Fund”) seeks to achieve positive total returns in rising or falling markets that are not directly correlated to broad market equity or fixed income returns.

Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.55%

Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 56	$ 176	$ 307	$ 689

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund
The Fund is an actively managed exchange traded fund (“ETF”) that intends to provide broad-based exposure to the following four commodity sectors: Energy, Agriculture, Industrial Metals, and Precious Metals primarily through investments in futures contracts. Within these four sectors, the Fund intends to invest in the following commodities: Brent Crude Oil, West Texas Intermediate (WTI) Crude Oil, Natural Gas, RBOB Gasoline, Low Sulfur Gas Oil, ULS Diesel, Live Cattle, Feeder Cattle, Lean Hogs, Soybeans, Soybean Oil, Soybean Meal, Wheat, Kansas Wheat (Hard Red Wheat), Sugar, Corn, Coffee, Cocoa, Cotton, Copper, Tin, Aluminum, Zinc, Nickel, Lead, Gold, Platinum, and Silver. Weighting among the commodities focuses on liquidity (
i.e.,
commodities with more liquid futures contracts will generally have a higher weighting) combined with qualitative considerations and applicable market views derived from WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) in seeking broad-based exposure among the Energy, Agriculture, Industrial Metals and Precious Metals sectors. Exposure to any particular commodity, as well as potentially additional commodities, are generally determined annually but will vary over time based on the foregoing considerations. The Fund will not invest directly in physical commodities.

Futures contracts on commodities generally are agreements between two parties where one party agrees to buy, and the counterparty to sell, a set amount of a physical commodity (or, in some contracts, the cash equivalent) at a pre-determined future date and price. The value of commodity futures contracts is based upon the price movements of the underlying commodities.

76 WisdomTree Trust Prospectus

The Fund may also invest up to 5% of its net assets in bitcoin futures contracts. The Fund will only invest in cash-settled bitcoin futures traded on the Chicago Mercantile Exchange, which is a futures exchange registered with the Commodity Futures Trading Commission. Bitcoin is a digital asset (
i.e.,
a cryptocurrency) whose ownership and behavior are determined by participants in an online, peer-to-peer network that connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. References to commodities and commodity-linked derivatives in this Prospectus include bitcoin and bitcoin futures, respectively.
The Fund will not invest in bitcoin directly.

In order to maintain exposure to a futures contract on a particular commodity, the Fund must sell the position in the expiring contract and buy a new position in a contract with a later delivery month, which is referred to as “rolling.” The Fund expects to employ an “enhanced roll” process by attempting to roll from an expiring futures contract to another futures contract in seeking to generate a greater yield for the Fund. This roll process, generally implemented monthly, aims to maximize the potential roll benefits in backwardated markets and minimize potential losses in contango markets by rolling, as applicable, to the futures contract on a particular commodity which generates the maximum implied yield. Commodity futures contracts trade either in contango, where forward month futures contracts cost more than the current month (leading to negative roll yield) or in backwardation, where forward month futures contracts trade at a discount to the current month (leading to positive roll yield). It is generally the supply and demand factor that determines whether a commodity futures contract is in contango or backwardation.

The Fund may invest in Treasury securities and other liquid short-term investments as collateral for its commodity futures contracts.

The Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in a subsidiary organized in the Cayman Islands (the “WisdomTree Subsidiary”). The WisdomTree Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the WisdomTree Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. The Fund’s investment in the WisdomTree Subsidiary is intended to provide the Fund with exposure to commodity returns while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies (“RICs”) under the Code. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the WisdomTree Subsidiary. References to the Fund include the WisdomTree Subsidiary.

The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers.

Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■
Commodity Risk.
The value of commodities and commodity-linked derivative instruments typically is based upon the price movements of a physical commodity or an economic variable linked to such price movements. The prices of commodities and commodity-related investments may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. An active trading market may not exist for certain commodities. Prices of commodity-linked derivatives instruments have a historically low correlation with the returns of the stock and bond markets and are subject to change based on a variety of factors that may not be anticipated. In addition, bitcoin and bitcoin futures are a relatively new asset class. They are subject to unique and substantial risks, and historically, have been subject to significant price volatility. The market for bitcoin futures is also relatively new and commenced trading on the Chicago Mercantile Exchange in 2017. As a result, the market for bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the bitcoin futures market has grown substantially since bitcoin futures commenced trading, there can be no assurance that this growth will continue. The price of bitcoin could drop precipitously (including to zero), which would be expected to have a similar impact on the bitcoin futures price. Each of these factors and events could have a significant negative impact on the Fund.

■
Futures Rolling Risk
. The Fund’s investment strategy is subject to risks related to rolling. The price of futures contracts further from expiration may be higher (a condition known as “contango”) or lower (a condition

WisdomTree Trust Prospectus 77

known as “backwardation”), which can impact the Fund’s returns. Because of the frequency with which the Fund expects to roll futures contracts, the impact of such contango or backwardation may be greater than the impact would be if the Fund experienced less portfolio turnover.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■
Market Risk.
The trading prices of fixed income securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.

■
Shares of the Fund May Trade at Prices Other Than NAV.
As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■
Active Management Risk
. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■
Cash Redemption Risk.
The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■
Counterparty and Issuer Credit Risk.
As a result of its financial condition, the issuer of a debt security or other instrument, or the counterparty to a derivative or other contract, may default, become unable to pay interest or principal due, or otherwise fail to honor its obligations or be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■
Cybersecurity Risk.
The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (
i.e.,
Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■
Derivatives Risk.
Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s Prospectus, such as counterparty and issuer credit risk, interest rate risk, market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

78 WisdomTree Trust Prospectus

In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of futures contracts. With respect to futures contracts, these risks include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual commodities, fluctuations in markets and movements in interest rates or prices; (2) an imperfect or no correlation between the changes in market value of the commodities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the futures contracts at any particular time.

■
Geopolitical Risk.
The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■
Interest Rate Risk.
Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a ten-year duration would be expected to drop by approximately 10% in response to a 1% increase in interest rates.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■
Liquidity Risk.
The Fund may invest in derivatives and other instruments that may be less liquid than other types of investments. The derivatives in which the Fund invests may not always be liquid. This could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

■
Non-Diversification Risk.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■
Subsidiary Investment Risk.
Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the WisdomTree Subsidiary are organized, respectively, could result in the inability of the WisdomTree Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

■
Tax Risk.
To qualify for the favorable U.S. federal income tax treatment accorded to RICs, the Fund must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources. The Fund may obtain exposure to the commodities markets by directly entering into commodity-linked derivative instruments, such as listed futures contracts, forward currency contracts, swaps, and structured notes. Income from certain commodity-linked derivative instruments in which the Fund invests may not be considered qualifying income under the 90% test noted above. The Fund intends to invest in such commodity-linked derivative instruments indirectly through the WisdomTree Subsidiary. The Fund’s investment in the WisdomTree Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives and futures) of the Fund attributable to the Fund’s investment in the WisdomTree Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the WisdomTree Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and to be treated as “qualifying income”. The Adviser intends to conduct the Fund’s investments in the WisdomTree Subsidiary in a manner consistent with the terms and conditions of the regulations promulgated by the U.S. Treasury, and will monitor the Fund's investments in the WisdomTree Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the WisdomTree Subsidiary. To the extent the Fund makes a direct investment in commodity-linked derivative instruments, it will seek to restrict the resulting income from such instruments so that, when combined with its other non-qualifying income, the Fund’s non-qualifying income is less than 10% of its gross income. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet

WisdomTree Trust Prospectus 79

the 90% test noted above, or may not be able to accurately predict the non-qualifying income from these investments. Failure to comply with this restriction would have significant negative tax consequences to Fund shareholders.

Fund Performance
The Fund is new and therefore does not have a performance history. Updated performance information for the Fund will be available online on the Fund’s website at www.wisdomtree.com.

Management

Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) serves as investment adviser to the Fund. Newton Investment Management North America, LLC (“Newton”) serves as sub-adviser to the Fund.

Portfolio Managers
The Fund is managed by the Sub-Adviser’s Asset Allocation Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Vassilis Dagioglu, a Managing Director, Head of Asset Allocation Portfolio Management, has been a portfolio manager of the Fund since its inception in December 2020.

James Stavena, a Managing Director and Portfolio Manager, Asset Allocation Portfolio Management, has been a portfolio manager of the Fund since its inception in December 2020.

Dimitri Curtil, a Managing Director, Asset Allocation Portfolio Management, has been a portfolio manager of the Fund since September 2021.

Torrey Zaches, a Portfolio Manager, Asset Allocation Portfolio Management, has been a portfolio manager of the Fund since September 2021.

Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

You may access recent information, including information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads, on the fund’s website at www.wisdomtree.com.

Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

80 WisdomTree Trust Prospectus

WisdomTree Managed Futures Strategy Fund

Investment Objective
The WisdomTree Managed Futures Strategy Fund (the “Fund”) seeks to provide investors with positive total returns in rising or falling markets.

Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.65% 1
1
The Fund’s Annual Fund Operating Expenses have been restated to reflect a decrease in the contractual management fee, as approved by the Board of Trustees, effective January 1, 2021. The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financials reflect the Fund’s operating expenses, including a higher contractual management fee prior to January 1, 2021, and the effect of the Fund’s prior contractual expense limitation agreement.

Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 66	$ 208	$ 362	$ 810

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund
The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve positive total returns in rising or falling markets that are not directly correlated to broad market equity or fixed income returns. The Fund is managed using a quantitative, rules-based strategy designed to capture rising and falling price trends in the commodity, currency, equity, and U.S. Treasury futures markets through long and short positions on U.S. listed futures contracts.

The Fund can invest in U.S. listed futures contracts on the following twenty-one (21) commodities: West Texas Intermediate (WTI) Crude Oil, Brent Crude Oil, Heating Oil, Gasoil, RBOB Gasoline, Natural Gas, Gold, Silver, Copper, Aluminum, Lead, Nickel, Tin, Zinc, Live Cattle, Feeder Cattle, Lean Hogs, SRW Wheat, HRW Wheat, Corn, and Unrefined Sugar. A model that evaluates momentum signals specific to each commodity sector is used to select commodity futures and to determine whether a long or short position is taken by the Fund.

The Fund may also invest up to 5% of its net assets in bitcoin futures contracts. The Fund will only invest in cash-settled bitcoin futures traded on the Chicago Mercantile Exchange, which is a futures exchange registered with the

WisdomTree Trust Prospectus 81

Commodity Futures Trading Commission. Bitcoin is a digital asset (
i.e.,
a cryptocurrency) whose ownership and behavior are determined by participants in an online, peer-to-peer network that connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. References to commodities and commodity-linked derivatives in this Prospectus include bitcoin and bitcoin futures, respectively. As noted above, the model that evaluates momentum signals specific to each commodity sector is used to determine whether the Fund should take a long position in bitcoin futures or not invest in bitcoin futures.
The Fund will not invest in bitcoin directly.

The Fund may also hold financial futures contracts on developed and emerging markets currencies as well as on 10-year U.S. Treasury notes and 30-year U.S. Treasury bonds.

The Fund relies on a risk indicator, a correlation signal, and a short-term momentum signal to determine its allocation to equity futures contracts. The Fund has the ability to enter into both long and short positions on equity futures contracts. Excess cash after determining effective weights for equity contracts is allocated to U.S. Treasury futures contracts.

The Fund is rebalanced monthly.

The Fund invests substantially all of its assets in a combination of commodity, currency, and equity-linked investments, U.S. government securities and money market instruments. The Fund’s commodity and currency-linked investments generally are limited to investments in listed futures contracts, forward currency contracts and swap transactions that provide exposure to commodity and non-U.S. currency returns. The Fund will invest in listed equity and U.S. Treasury futures and also may invest directly in U.S. Treasury notes and bonds. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. The Fund also may invest in structured notes based on commodities. The Fund does not invest directly in physical commodities.

The Fund seeks to gain exposure to commodity, currency, fixed income, and equity markets, in whole or in part, through investments in a subsidiary organized in the Cayman Islands (the “WisdomTree Subsidiary”). The WisdomTree Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the WisdomTree Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. The Fund’s investment in the WisdomTree Subsidiary is intended to provide the Fund with exposure to commodity returns while enabling the Fund to satisfy source-of-income requirements that apply to RICs under the Code. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the WisdomTree Subsidiary.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in “managed futures.” For these purposes, “managed futures” are investments in equity-linked, commodity-linked, currency-linked and financial-linked instruments, as well as U.S. government securities and money market instruments, that taken together have economic characteristics similar or equivalent to those of the listed equity, commodity, currency and financial futures contracts described in the Fund’s Prospectus. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund.

Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund.
The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■
Futures Contracts Risk.
A futures contract may generally be described as an agreement for the future sale by one party and the purchase by another of a specified security or instrument at a specified price and time. The risks of futures contracts include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time.

82 WisdomTree Trust Prospectus

■
Commodity Risk.
The value of commodities and commodity-linked derivative instruments typically is based upon the price movements of a physical commodity or an economic variable linked to such price movements. The prices of commodities and commodity-related investments may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. An active trading market may not exist for certain commodities. Prices of commodity-linked derivatives instruments have a historically low correlation with the returns of the stock and bond markets and are subject to change based on a variety of factors that may not be anticipated. In addition, bitcoin and bitcoin futures are a relatively new asset class. They are subject to unique and substantial risks, and historically, have been subject to significant price volatility. The market for bitcoin futures is also relatively new and commenced trading on the Chicago Mercantile Exchange in 2017. As a result, the market for bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the bitcoin futures market has grown substantially since bitcoin futures commenced trading, there can be no assurance that this growth will continue. The price of bitcoin could drop precipitously (including to zero), which would be expected to have a similar impact on the bitcoin futures price. Each of these factors and events could have a significant negative impact on the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■
Market Risk.
The trading prices of commodities, currencies, equities, fixed income securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.

■
Shares of the Fund May Trade at Prices Other Than NAV.
As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■
Active Management Risk.
The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■
Cash Redemption Risk.
The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■
Counterparty and Issuer Credit Risk.
As a result of its financial condition, the issuer of a debt security or other instrument, or the counterparty to a derivative or other contract, may default, become unable to pay interest or principal due, or otherwise fail to honor its obligations or be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

WisdomTree Trust Prospectus 83

■
Currency Exchange Rate Risk.
Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■
Cybersecurity Risk.
The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (
i.e.,
Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■
Derivatives Risk.
Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s Prospectus, such as counterparty and issuer credit risk, interest rate risk, market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■
Foreign Securities Risk
. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries.

■
Interest Rate Risk.
Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a ten-year duration would be expected to drop by approximately 10% in response to a 1% increase in interest rates.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■
Liquidity Risk.
The Fund may invest in derivatives and other instruments that may be less liquid than other types of investments. The derivatives in which the Fund invests may not always be liquid. This could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

■
Models and Data Risk.
While the Fund will be actively managed, the Fund’s investment process is expected to be heavily dependent on quantitative models and the models may not perform as intended. Errors in data used in the models may occur from time to time and may not be identified and/or corrected, which may have an adverse impact on the Fund and its shareholders.

■
Non-Diversification Risk.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■
Portfolio Turnover Risk.
The Fund’s strategy may frequently involve buying and selling portfolio securities to rebalance the Fund’s exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than you expect.

84 WisdomTree Trust Prospectus

■
Repurchase Agreement Risk.
The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

■
Short Sales Risk.
The Fund may engage in “short sale” transactions. The Fund will lose value if the security or instrument that is the subject of a short sale increases in value. The Fund also may enter into a short derivative position through a futures contract, swap agreement, structured note, or short positions on currency forwards. If the price of the security or derivative that is the subject of a short sale increases, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to a third party in connection with the short sale. The risk of loss on a shorted position arises from the increase in value of the security sold short and is potentially unlimited unlike the risk of loss on a long position, which is limited to the amount paid for the investment plus transaction costs. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

■
Subsidiary Investment Risk.
Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the WisdomTree Subsidiary are organized, respectively, could result in the inability of the WisdomTree Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

■
Tax Risk.
To qualify for the favorable U.S. federal income tax treatment accorded to RICs, the Fund must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources. The Fund may obtain exposure to the commodities markets by directly entering into commodity-linked derivative instruments, such as listed futures contracts, forward currency contracts, swaps, and structured notes. Income from certain commodity-linked derivative instruments in which the Fund invests may not be considered qualifying income under the 90% test noted above. The Fund intends to invest in such commodity-linked derivative instruments indirectly through the WisdomTree Subsidiary. The Fund’s investment in the WisdomTree Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of the Code for qualification as a RIC. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives and futures) of the Fund attributable to the Fund’s investment in the WisdomTree Subsidiary is “qualifying income” to the Fund to the extent that such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. The Fund expects its “Subpart F” income attributable to its investment in the WisdomTree Subsidiary to be derived with respect to the Fund’s business of investing in stock, securities or currencies and to be treated as “qualifying income”. The Adviser intends to conduct the Fund’s investments in the WisdomTree Subsidiary in a manner consistent with the terms and conditions of the regulations promulgated by the U.S. Treasury, and will monitor the Fund's investments in the WisdomTree Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the WisdomTree Subsidiary. To the extent the Fund makes a direct investment in commodity-linked derivative instruments, it will seek to restrict the resulting income from such instruments so that, when combined with its other non-qualifying income, the Fund’s non-qualifying income is less than 10% of its gross income. However, the Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the 90% test noted above, or may not be able to accurately predict the non-qualifying income from these investments. Failure to comply with this restriction would have significant negative tax consequences to Fund shareholders.

■
Volatility Risk.
The Fund is designed to
capture
the long-term economic benefits of rising or declining market trends. Frequent or significant short-term price movements could adversely impact the performance of the Fund.

Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations, or the past 10 calendar years, as applicable.
The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of a relevant broad-based securities index. In addition, performance is shown for an additional index that also represents the asset classes in which the Fund invests. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. If WisdomTree Asset Management, Inc. ("WisdomTree Asset Management" or the "Adviser") had not waived certain

WisdomTree Trust Prospectus 85

fees during certain periods, the Fund’s returns would have been lower. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com
.

On June 4, 2021, the Fund’s principal investment strategies were revised; therefore, the performance and average annual total returns shown for periods prior to that date may have differed had the Fund’s current principal investment strategies been in effect during those periods. Fund performance prior to June 4, 2021, reflects the
Fund’s
previous
investment
strategy when it
sought
to provide returns that corresponded to the performance of the WisdomTree Managed Futures Index.

The Fund’s year-to-date total return
as of September 30, 2021
was 10.41
%.

Best and Worst Quarter Returns (for the periods reflected in the bar cha
rt
above
)

	Return	Quarter/Year
Highest Return	6.35%	4Q/2020
Lowest Return	(7.96) %	2Q/2012

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not
reflect the impact of state and local taxes.
Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2020

WisdomTree Managed Futures Strategy Fund*	1 Year	5 Years	Since Inception January 5, 2011
Return Before Taxes Based on NAV	0.37%	(1.26)%	(2.27)%
Return After Taxes on Distributions	0.17%	(1.71)%	(2.53)%
Return After Taxes on Distributions and Sale of Fund Shares	0.21%	(1.14)%	(1.76)%
S&P Diversified Trends Indicator Index (Reflects no deduction for fees, expenses or taxes)	3.96%	0.31%	(0.94)%
S&P GSCI Index (Reflects no deduction for fees, expenses or taxes)	(23.72)%	(1.85)%	(8.73)%
*Prior to June 4, 2021, Fund performance reflects the strategies of the Fund when it sought to provide returns that correspond to the performance of the WisdomTree Managed Futures Index.

Management

Investment Adviser and Sub-Adviser
WisdomTree Asset Management serves as investment adviser to the Fund. Newton Investment Management North America, LLC (“Newton”) serves as sub-adviser to the Fund.

86 WisdomTree Trust Prospectus

Portfolio Managers
The Fund is managed by Newton’s Asset Allocation Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Vassilis Dagioglu, a Managing Director, Head of Asset Allocation Portfolio Management, has been a portfolio manager of the Fund since its inception in January 2011.

James Stavena, a Managing Director and Portfolio Manager, Asset Allocation Portfolio Management, has been a portfolio manager of the Fund since its inception in January 2011.

Dimitri Curtil, a Managing Director, Asset Allocation Portfolio Management, has been a portfolio manager of the Fund since September 2021.

Torrey Zaches, a Portfolio Manager, Asset Allocation Portfolio Management, has been a portfolio manager of the Fund since September 2021.

Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

WisdomTree Trust Prospectus 87

WisdomTree Alternative Income Fund

Investment Objective
The WisdomTree Alternative Income
Fund
(the “Fund”) seeks to track the price and yield
performance
, before fees and expenses, of the Gapstow Liquid Alternative Credit Index (the “Index”).

Fees and Expenses of the Fund
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00% 1
Acquired Fund Fees and Expenses	2.43% 1
Total Annual Fund Operating Expenses	2.93% 2

1
Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

2
The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Example
The following example is intended to help retail investors compare the cost of investing in the Fund shares with the cost of investing in other funds
. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$ 296	$ 907

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or “turns over” its
portfolio
). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 2
% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund
The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities.

The Index is provided by Gapstow Capital Partners, L.P. (the “Index Provider”) and is designed to provide diversified exposure to alternative credit sectors. The Index is comprised of registered closed-end investment companies (“CEFs”), including CEFs that have elected to be regulated as “business development
companies” (“BDCs” and, together with CEFs, the “Underlying Funds”) under the Investment Company Act of 1940, as

88 WisdomTree Trust Prospectus

amended (the “1940 Act”), and real estate investment trusts (“REITs” and, together with Underlying Funds, the “Vehicles”) that are listed and publicly traded on a major U.S. stock exchange.

To be eligible for inclusion in the Index, a Vehicle must: (i) be registered under the Securities Act of 1933, as amended (the “Securities Act”), (ii) be listed and publicly traded on a major U.S. stock exchange, (iii) have intra-day pricing provided by such exchange, (iv) have traded for at least the most recent 90 calendar days, (v) have a permanent capital structure (
i.e.,
Vehicles that have a relatively stable number of shares outstanding, such as a CEF that rarely issues new shares or redeems existing shares), (vi) be perpetual (
i.e.,
without set maturity or termination dates such as target or term funds), (vii) not invest primarily in other Vehicles (
e.g.,
not be a CEF that invests primarily in other CEFs), (viii) have a stated objective of investing primarily in public high-yield corporate bonds (“junk bonds”) and broadly-syndicated loans, private middle market corporate loans, collateralized loan obligations, mortgage-backed securities, other asset-backed securities and/or real estate loans, (ix) have a six-month average daily market capitalization of greater than $100 million, and (x) have a six-month average daily trading volume greater than $750,000.

Vehicles meeting the foregoing requirements are classified based on the Vehicle’s investment holdings in the following alternative credit sectors: (i) private corporate lending, (ii) public corporate debt, (iii) commercial real estate lending, (iv) agency real estate debt, (v) non-agency real estate debt, and (vi) multi-sector alternative credit. To meet classification requirements, at least 75% of a Vehicle’s investment holdings must provide exposure to a foregoing sector to be classified within that sector. Within each sector, eligible Vehicles are selected based on market capitalization until approximately thirty-five (35) Vehicles spanning the foregoing sectors are included as constituents. Constituents in the Index are equal-weighted. The Index is rebalanced quarterly and reconstituted semi-annually.

To the extent the Index concentrates (
i.e.
, holds 25% or more of its total assets) in the securities of a particular
industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.

Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund.
The Fund is subject to the risks described below. The risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■
CEF and BDC Investing Risk.
The value of the underlying securities held by a CEF could decrease or the portfolio could become illiquid. CEFs that are financially leveraged may create an opportunity for greater total return, but with more volatility than other investments, and greater potential for loss. Shares of CEFs frequently trade at a discount from their NAV. There can be no assurance that the market discount on shares of any CEF purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase, and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such CEF, thereby adversely affecting the Fund’s NAV. In addition to the foregoing risks with respect to CEFs, federal securities laws impose restraints upon the organization and operations of BDCs that can limit or negatively impact the performance of a BDC. BDCs generally invest in less mature private companies, which involve greater risk than well-established, publicly traded companies, and BDCs are subject to high failure rates among the companies in which they invest. BDCs may have relatively concentrated portfolios, which include a small number of investments. A significant portion of a BDC’s investments are recorded at fair value as determined by its board of directors, which may potentially result in material differences between a BDC’s NAV and its market price. As a result, shares of BDCs may trade at a discount from their NAV. There can be no assurance that the market discount on shares of any BDC purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase, and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such BDC, thereby adversely affecting the Fund’s NAV.

■
Interest Rate Risk.
Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

WisdomTree Trust Prospectus 89

■
REIT Investing Risk.
By investing in REITs, the Fund will be exposed to the risks of owning real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. In addition, REITs are subject to the possibility of failing to qualify for the favorable U.S. federal income tax treatment generally available to them under the Internal Revenue Code of 1986, as amended (the “Code”), and failing to maintain exemption from the registration requirements of the 1940 Act. REITs may use leverage (and some may be highly leveraged), which increases risk and could adversely affect a REIT’s operations and market value in periods of rising interest rates.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■
Market Risk.
The trading prices of fixed income securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time. In addition, the respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Although many global economies have begun to re-open as infection and hospitalization rates decline, some economies, including those of countries with limited access to COVID-19 vaccines, have struggled to control the spread of the virus and re-open their economies. As a result, it remains unclear how COVID-19 will impact global markets in the future.

■
Shares of the Fund May Trade at Prices Other Than NAV.
As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.

■
Agency Mortgage-Backed Securities Risk.
The Fund may invest in mortgage-related fixed income securities issued or guaranteed by the U.S. government or its agencies or instrumentalities such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA and FHLMC are generally backed only by the general creditworthiness and reputation of the U.S. government agency, government-sponsored entity, or government corporation issuing the security and are not guaranteed by the U.S. Department of the Treasury or backed by the full faith and credit of the U.S. government. As a result, there is uncertainty as to the current status of many obligations of FNMA or FHLMC and other agencies that are placed under conservatorship of the U.S. government. GNMA securities are generally backed by the full faith and credit of the U.S. government. Agency mortgage-backed securities may be more sensitive to changes in interest rates than other types of debt securities. Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of agency mortgage-backed securities. Agency mortgage-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected. Agency mortgage-backed securities can also be subject to the risk of default on the underlying mortgages. Default or bankruptcy of a counterparty to a mortgage-related transaction would expose the Fund to possible loss. These risks may reduce the Fund’s returns.

■
Asset-Backed Securities Risk.
Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of asset-backed securities. Asset-backed securities can also be subject to the risk of default on underlying assets. Asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

■
Cybersecurity Risk.
The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized

90 WisdomTree Trust Prospectus

to purchase and redeem shares directly from the Fund (
i.e.,
Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■
Dividend Paying Securities Risk.
Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■
Geopolitical Risk.
The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations  (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■
Illiquid Investments Risk.
Illiquid investments may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund. Investments acquired by the Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions and/or investor perception.

■
Index and Data Risk.
The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■
Investments in Underlying Funds Risk.
Because the Fund invests in Underlying Funds, its investment performance largely depends on the investment performance of the Underlying Funds in which it invests. The Fund will pay indirectly a proportional share of the fees and expenses of the Underlying Funds in which it invests, including their investment advisory and administration fees, in addition to its own fees and expenses. In addition, at times certain segments of the market represented by constituent Underlying Funds may be out of favor and underperform other segments. Investments by the Fund in an Underlying Fund are subject to, among other risks, the risk that the listing exchange may halt trading of the Underlying Fund’s shares. In addition, the Fund may be subject to the following risks as a result of investments and strategies pursued by the Underlying Funds:

■
Collateralized Loan Obligation Risk.
A collateralized loan obligation is a trust collateralized by a pool of credit-related assets. Accordingly, collateralized loan obligation securities present risks similar to those of other types of credit investments, including credit and interest rate risks. The extent of these risks depend largely on the type of securities used as collateral and the class of the collateralized loan obligation in which the Fund invests. Collateralized loan obligations are typically leveraged, and such leverage will magnify the loss on collateralized loan obligation investments, which may result in investment loss experienced by the Fund. The cumulative effect of the use of leverage with respect to any investments in a market that moves adversely to such investments could result in a substantial loss that would be greater than if the Fund’s investments were not leveraged.

■
High Yield Securities Risk.
Higher yielding securities, sometimes referred to as junk bonds, may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. High yield securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments.

■
Issuer Credit Risk.
The financial condition of an issuer of a debt security or other instrument may cause such
issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or

WisdomTree Trust Prospectus 91

otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■
Micro-Capitalization Investing Risk.
Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Micro cap companies may be less financially secure and may be more vulnerable to key personnel losses. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

■
Private Credit Risk.
Investments in private securities are not traded in public markets, are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The companies in which the Fund invests may be leveraged, often as a result of leveraged buyouts or other recapitalization transactions, and often will not be rated by national credit rating agencies.

■
Senior Loan Investing Risk.
Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. The value of the Fund’s assets may also be affected by other uncertainties such as economic developments affecting the market for senior secured term loans or affecting borrowers generally. Moreover, the security for the Fund’s investments in secured debt may not be recognized for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Fund may not have priority over other creditors as anticipated.

■
Investment Style Risk.
The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■
Non-Agency Mortgage-Backed Securities Risk.
Non-agency mortgage-backed securities are subject to heightened risks as compared to agency mortgage-backed securities, including that non-agency mortgage-backed securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-backed securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying non-agency mortgage-backed securities may, and frequently do, have less favorable collateral, credit risk, or other underwriting characteristics than government or government-sponsored mortgage-backed securities and have wider variances in a number of terms including interest rate, term, size, purpose, and borrower characteristics. There may be a limited market for such securities.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons.

■
Non-Diversification Risk.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■
Small-Capitalization Investing Risk.
The Fund may invest a relatively large percentage of its assets in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.

92 WisdomTree Trust Prospectus

Fund Performance
The Fund is new and therefore does not have a performance history.
Updated performance information for the Fund will be available online on the Fund’s website at www.wisdomtree.com
.

Management

Investment Adviser and Sub-Adviser
WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “
Adviser
”) serves as investment adviser to the Fund. Mellon Investments Corporation (the “Sub-Adviser”) serves as sub-adviser to the Fund.

Portfolio Managers
The Fund is managed by the Sub-Adviser's Equity Index Strategies Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been a portfolio manager of the Fund since its inception in May 2021.

David France, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Todd Frysinger, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Vlasta Sheremeta, CFA, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Michael Stoll, a Vice President, Senior Portfolio Manager and Team Manager, has been a portfolio manager of the Fund since June 2021.

Buying and Selling Fund Shares
The Fund is an ETF. This means that individual shares of the Fund are listed on a national securities exchange, such as Cboe BZX Exchange, Inc., and may only be purchased and sold in the secondary market through a broker-dealer at market prices. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). In addition, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying and selling shares in the secondary market (the “bid/ask spread”). Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.wisdomtree.com.

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only certain institutions or large investors (typically market makers or other broker-dealers) may purchase or redeem. The Fund issues and redeems Creation Units in exchange for a portfolio of securities and/or U.S. cash.

Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), WisdomTree Asset Management or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Fund shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

WisdomTree Trust Prospectus 93

Additional Information About the Funds

Additional Information About the Funds’ Investment Objectives
Since each Fund’s investment objective has been adopted as a non-fundamental investment policy, each Fund’s investment may be changed without a vote of shareholders upon 60 days’ written notice to shareholders.

Additional Information About the Currency Strategy and Fixed Income Funds
Additional Information About the Bloomberg U.S. Dollar Bullish Fund Strategy.
The Bloomberg U.S. Dollar Bullish Fund may invest in additional instruments and below is a brief description of these instruments:

■
Futures contract  – a standardized contract traded on a recognized exchange in which two parties agree to exchange either a specified financial asset or the cash equivalent of said asset of standardized quantity and quality for a price agreed to today (the futures price or the strike price) with delivery occurring at a specified future date.

■
Listed currency option  – a call or put option on a foreign currency, either on an exchange or in the over-the-counter market, that gives the purchaser of the option the right to buy or sell, respectively, the foreign currency at the exercise price until the option expires.

The Bloomberg U.S. Dollar Bullish Fund’s investments in listed options and futures contracts will be backed by investments in U.S.-issued money market securities, U.S. government securities or other liquid assets in an amount equal to the exposure of such contracts. The Fund may invest directly in foreign currencies in the form of bank and financial institution deposits, certificates of deposit, and bankers acceptances denominated in a specified non-U.S. currency and may enter into foreign currency exchange transactions. The Fund may also conduct its foreign currency exchange transactions on a spot (
i.e.
, cash) basis at the spot rate prevailing in the foreign currency exchange market.

Although the Fund may invest in listed currency options, currency swaps and spot currencies, investments in such instruments are expected to be limited, in each case to not more than 20% of the Bloomberg U.S. Dollar Bullish Fund’s net assets.

Additional Information About the Chinese Yuan Strategy Fund.
The Fund may also invest in money market securities and other instruments, including forward currency contracts and swaps, denominated in Chinese yuan that trade and settle in Hong Kong and other markets outside of mainland China. The market for these yuan-denominated instruments is sometimes referred to as the “CNH market.” Eligible yuan-denominated investments include time deposits of commercial banks, short-term corporate debt, short-term debt issued by the government of China (including its agencies and instrumentalities), as well as short-term debt issued by supranational organizations (such as the International Bank for Reconstruction and Development). The Fund also may enter into repurchase agreements.

Additional Information About the Emerging Currency Strategy Fund.
The decision to secure investment exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short- term securities issued by emerging market governments and their agencies or instrumentalities, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities, and asset-backed securities.

Additional Information About the Fixed Income Active Fund Strategies.
Emerging Markets Local Debt Fund, Emerging Markets Corporate Bond Fund, and Mortgage Plus Bond Fund may sometimes be referred to together as the “Fixed Income Active Fund.” The Emerging Markets Local Debt Fund intends to provide a broad-based exposure to local currency debt. The Emerging Markets Corporate Bond Fund intends to provide a broad-based exposure to emerging market corporate debt and therefore will invest in both investment grade and non- investment grade securities. The degree of credit risk for a particular security may be reflected in its credit rating. Investment grade debt securities are generally those rated Baa3 or higher by Moody’s Investors Services, Inc. (“Moody’s”), or equivalently rated by Standard and Poor’s Corporation (“S&P”) or Fitch, and typically subject to less credit risk than non-investment grade debt securities. The Emerging Markets Local Debt Fund and Emerging Markets Corporate Bond Fund generally do not expect to have more than 25% of their assets invested in non-investment grade securities, except the Emerging Markets Corporate Bond Fund, which expects to have 50% or more of its net assets invested in investment grade securities and not more than 50% of its net assets invested in non-investment grade securities. This may change from time to time, including to a higher percentage of non-investment grade securities, based on market conditions and the condition of specific issuers and securities. Within

94 WisdomTree Trust Prospectus

the non-investment grade category, some issuers and instruments are considered to be of lower credit quality and at higher risk of default (commonly referred to as “junk bonds”).

The Mortgage Plus Bond Fund may invest in other investments that the Fund believes will help it achieve its investment objective, including cash and cash equivalents, as well as in shares of other investment companies (including affiliated investment companies, such as ETFs).

Additional Information About the Emerging Markets Corporate Bond Fund Strategy.
The Emerging Markets Corporate Bond Fund may invest in loan participation notes. A loan participation note is a type of short-term debt instrument. They typically are issued by an offshore special purpose vehicle for the purpose of funding a loan by the special purpose vehicle to an offshore corporation or other entity. Loan participation notes are sometimes used by companies in non-U.S. markets to raise money because tax regulations or other laws make it difficult or expensive for such companies to issue debt directly into the global bond market. If the company fails to repay the loan received from the special purpose vehicle, the special purpose vehicle generally will not be able to honor its obligation to repay the notes.

The decision to secure exposure through direct investment in Corporate Debt or indirectly through derivative transactions will be a function of, among other things, market accessibility, credit exposure, tax ramifications and regulatory requirements applicable to U.S. investment companies. If, subsequent to an investment, the Fund’s 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund.

Additional Information About the Fixed Income Index Funds’ Strategies.
The Interest Rate Hedged U.S. Aggregate Bond Fund and Interest Rate Hedged High Yield Bond Fund may sometimes be referred to together as the “Duration Funds”. The Duration Funds, Floating Rate Treasury Fund, Yield Enhanced U.S. Aggregate Bond Fund and Yield Enhanced U.S. Short-Term Aggregate Bond Fund may sometimes be referred to together as the “Fixed Income Index Funds.”

WisdomTree Asset Management expects that, over time, the correlation between each Fixed Income Index Fund’s performance and that of its underlying Index, before fees and expenses, will be 95% or better. A number of factors may affect each Fixed Income Index Fund’s ability to achieve a high degree of correlation with its underlying Index, and there can be no guarantee that the Fund will achieve a high degree of correlation.

The quantity of holdings in each Fixed Income Index Fund using a representative sampling strategy will be based on a number of factors, including asset size of the Fund. In addition, from time to time, securities are added to or removed from each Fund’s underlying Index and consequently the attributes of the underlying Index may change. Each Fixed Income Index Fund may sell securities that are represented in its underlying Index, or purchase securities that are not yet represented in its underlying Index, in anticipation of their removal from or addition to the underlying Index or to reflect various other changes to the underlying Index.

Further, each Fixed Income Index Fund may overweight or underweight securities in its underlying Index, purchase or sell securities not in its underlying Index, or utilize various combinations of other available techniques, in seeking to track its underlying Index.

Each Fixed Income Index Fund may invest in other investments (generally up to 20% of its assets) that the Fund believes will help it track its Index, including cash and cash equivalents, and other fixed income securities, as well as in shares of other investment companies (including affiliated investment companies), forward contracts, futures contracts, options on futures contracts, options and swaps.

Additional Information About the Alternative Funds
Additional Information About the PutWrite Fund’s Investment Strategy.
WisdomTree Asset Management expects that, over time, the performance of the CBOE S&P 500 PutWrite Strategy Fund (the “PutWrite Fund”) and its Index, before fees and expenses, will be 95% or better. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Index, and there can be no guarantee that the Fund will achieve a high degree

WisdomTree Trust Prospectus 95

of correlation. The quantity of holdings in a Fund using a representative sampling strategy will be based on a number of factors, including asset size of the Fund.

The PutWrite Fund may invest in other investments that the Fund believes will help it track its Index, including cash and cash equivalents, as well as in shares of other investment companies (including affiliated investment companies), forward contracts, futures contracts, options on futures contracts, options and swaps.

The PutWrite Fund may also invest in short-term, high quality securities issued or guaranteed by non-U.S. governments, agencies and instrumentalities, repurchase agreements backed by U.S. government and non-U.S. government securities, money market mutual funds, deposits and other obligations of U.S. and non-U.S. banks and financial institutions (“Money Market Securities”). All Money Market Securities acquired by the Fund will be rated investment grade, except that the Fund may invest in unrated Money Market Securities that are deemed by the Adviser or Sub-Adviser to be of comparable quality to Money Market Securities rated investment grade. The term “investment grade,” for purposes of Money Market Securities only, is intended to mean securities rated A1 or A2 by one or more nationally recognized statistical rating organizations.

The PutWrite Fund may also invest up to 20% of its net assets (in aggregate) in one or more of the following derivative instruments or other investments not included in its Index, which the Adviser or Sub-Adviser believes will help the Fund to track its Index and whose collective performance is intended to correspond to its Index: (1) S&P 500 ETF put options, total return swaps on the S&P 500 Index, S&P 500 Index futures, and options on S&P 500 Index futures. For example, the Fund may invest in total return swaps that create positions equivalent to investments in SPX Puts and U.S. Treasury securities. The Fund’s investment in total return swap agreements will be backed by investments in U.S. government securities in an amount equal to the exposure of such contracts. The Fund may also invest up to 10% of its total assets in over-the-counter S&P 500 Index put options.

The PutWrite Fund may invest up to 20% of its net assets in other exchange traded products (“ETPs”), such as other ETFs, as well as in non-exchange-traded registered open-end investment companies (
i.e.
, mutual funds). The Fund may invest in securities that have variable or floating interest rates which are readjusted on set dates in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument.

Additional Information About the Investment Strategy of the Managed Futures Strategy Fund.
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in “managed futures.” If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund. The Fund may invest in other investments that the Fund believes will help it achieve its investment objective, including cash and cash equivalents, as well as in shares of other investment companies (including affiliated investment companies, such as ETFs).

Unlike the Fund, the WisdomTree Subsidiary is not an investment company registered under the Investment Company Act of 1940 (the “1940 Act”), and therefore may invest in commodities and commodity-linked derivatives to a greater extent than the Fund. The WisdomTree Subsidiary, however, is required to invest in commodity- linked derivatives in a manner consistent with the terms of its private letter ruling and certain provisions of the 1940 Act. The WisdomTree Subsidiary is otherwise subject to the same general investment policies and investment restrictions as the Fund.

Additional Information About the Investment Strategy of the Enhanced Commodity Strategy Fund.
The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in commodity and commodity-related futures contracts, U.S. government securities and money market instruments that collectively will provide exposure to the commodities markets. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund.

The Fund may invest in other investments that the Fund believes will help it achieve its investment objective, including cash and cash equivalents, as well as in shares of other investment companies (including affiliated investment companies, such as Funds).

Unlike the Fund, the WisdomTree Subsidiary is not an investment company registered under the 1940 Act, and therefore may invest in commodities and commodity-linked derivatives to a greater extent than the Fund. The WisdomTree Subsidiary, however, is required to invest in commodity-linked derivatives in a manner consistent with

96 WisdomTree Trust Prospectus

the terms of its private letter ruling and certain provisions of the 1940 Act. The WisdomTree Subsidiary is otherwise subject to the same general investment policies and investment restrictions as the Fund.

Additional Information About the Investment Strategy of the Alternative Income Fund.
Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in component securities of the underlying Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities, such as depositary receipts based on component securities. The Adviser expects that, over time, the correlation between the Fund’s performance and that of its Index, before fees and expenses, will be 95% or better. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its Index, and there can be no guarantee that the Fund will achieve a high degree of correlation.

The quantity of holdings in the Fund, by using a representative sampling strategy, will be based on a number of factors, including asset size of the Fund. In addition, from time to time, securities are added to or removed from the Index and consequently the attributes of the Index, such as sectors, industries or countries represented in the Index and weightings, may change. The Fund may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index or to reflect various corporate actions or other changes to the Index. Further, the Fund may overweight or underweight securities in the Index, purchase or sell securities not in the Index, or utilize various combinations of other available techniques, in seeking to track the Index.

The Index is an equal-weighted index that tracks the performance of 35 publicly-traded closed-end funds (“CEFs”), business development companies (“BDCs”), and real estate investment trusts (“REITs”) (CEFs, BDCs, and REITs are collectively referred to as “Vehicles”) selected because of their individual exposure to a range of U.S. alternative credit sectors. The Vehicles in the Index are classified based on their investment holdings into one of the six alternative credit sectors defined in the table below:

Alternative Credit Sector	Primary Alternative Credit Investments

Private Corporate Lending	Private loans made to middle market corporations and/or any other type of private middle market corporate lending or financing

Public Corporate Debt	High yield bonds (“junk bonds”), broadly syndicated loans and/or collateralized loan obligations (“CLOs”)

Commercial Real Estate Lending	Commercial real estate-backed loans, non-agency commercial mortgage-backed securities, and/or commercial real estate CLOs

Agency Real Estate Debt	Agency residential mortgage-backed securities (including mortgage servicing rights) and/or agency commercial mortgage-backed securities

Non-Agency Real Estate Debt	Real estate-backed debt including residential and commercial real estate loans and/or non-agency mortgage-backed securities

Multi-Sector Alternative Credit	Combination of investments in the above-referenced five sectors

Sector reclassifications of Vehicles occur annually and reclassification with respect to a Vehicle generally occurs only if the Vehicle has less than 63.75% exposure to the applicable sector (75% with respect to non-agency real estate debt), among other factors, for the last two reclassification cycles.

Under the 1940 Act, the Fund's investments in BDCs and CEFs are subject to the aggregate limits contained in Section 12(d)(1)(A)(iii). In order for the Fund’s investment strategy to be fully implemented, the Fund intends to

WisdomTree Trust Prospectus 97

rely on either Section 12(d)(1)(F) of the 1940 Act or Rule 12d1-4 under the 1940 Act to permit the Fund to invest in BDCs and/or CEFs in excess of this limitation in the 1940 Act, subject to certain conditions.

Non-Principal Information About the Funds' Investment Strategies
Temporary Defensive Strategies.
Each of the Fixed Income Active Funds, the Enhanced Commodity Strategy Fund and the Managed Futures Strategy Fund (together, the “Actively Managed Funds”) reserves the right to invest in U.S. government securities, money market instruments, and cash, without limitation, as determined by the Adviser or Sub-Adviser in response to adverse market, economic, political or other conditions. Each Actively Managed Fund also may “hedge” or minimize its exposure to one or more foreign currencies in response to such conditions. In the event that an Actively Managed Fund engages in temporary defensive strategies that are inconsistent with its investment strategies, the Actively Managed Fund’s ability to achieve its investment objective may be limited.

Securities Lending.
Each Fund may lend its portfolio securities in an amount not to exceed one third (33 1/3%) of the value of its total assets via a securities lending program through its securities lending agent, State Street Bank and Trust Company, to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. A securities lending program allows a Fund to receive a portion of the income generated by lending its securities and investing the respective collateral. A Fund will receive collateral for each loaned security which is at least equal to the market value of that security, marked to market each trading day. In the securities lending program, the borrower generally has the right to vote the loaned securities; however, a Fund may call loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Security loans may be terminated at any time by a Fund.

Additional Principal Risk Information About the Funds
This section provides additional information regarding the principal risks described under “Principal Risks of Investing in the Fund” in the Fund Summaries. Risk information may not be applicable to each Fund. Please consult each Fund's Summary sections to determine which risks are applicable to a particular Fund. Each of the factors below could have a negative impact on Fund performance and trading prices.

Active Management Risk
All of the Actively Managed Funds are actively managed using proprietary investment strategies and processes. Each Actively Managed Fund is subject to active management or security-selection risk and its performance therefore will reflect, in part, the ability of the Sub-Adviser to select investments and to make investment decisions that are suited to achieving a Fund’s investment objective. The Sub-Adviser’s assessment of a particular investment, company, sector or country and/or assessment of broader economic, financial or other macro views, may prove incorrect, including because of factors that were not adequately foreseen, and the selection of investments may not perform as well as expected when those investments were purchased or as well as the markets generally, resulting in Fund losses or underperformance. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Actively Managed Funds will achieve their investment objectives or outperform other investment strategies over the short- or long-term market cycles. This risk is exacerbated when an investment or multiple investments made as a result of such decisions are significant relative to an Actively Managed Fund’s net assets.

Agency Mortgage-Backed Securities Risk
Fixed income securities issued by U.S. government agencies, government-sponsored entities, or government corporations, including, among others, FNMA and FHLMC, are generally backed only by the general creditworthiness and reputation of the U.S. government agency, government-sponsored entity, or government corporation issuing the security and are not guaranteed by the U.S. Treasury or backed by the full faith and credit of the U.S. government. As a result, there is uncertainty as to the current status of many obligations of FNMA, FHLMC and other agencies that are placed under conservatorship of the U.S. government. Ginnie Mae securities are generally backed by the full faith and credit of the U.S. government. Some U.S. government agencies, including FNMA and FHLMC, purchase and guarantee residential mortgages and form mortgage-backed securities that they issue to the market. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the U.S. (
e.g
., U.S. Treasury bonds). If a U.S. government agency that is the issuer of securities in which a Fund invests is unable to meet its obligations or ceases to exist and no plan is made for repayment of securities, the performance of the Fund will be adversely impacted. Defaults on, or low credit quality or liquidity of the underlying assets of the mortgage-backed securities may impair the value of these securities and result in losses. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of debt instruments. Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of

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mortgage-backed securities. The value of longer-term securities generally changes more in response to changes in market interest rates than shorter term securities. These securities may be significantly affected by government regulation, market interest rates, market perception of the creditworthiness of an issuer servicer, and loan-to-value ratio of the underlying mortgages. During an economic downturn, the mortgages may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities.

Asset-Backed Securities Risk
Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of asset-backed securities. Asset-backed securities can also be subject to the risk of default on the underlying assets. Asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Capital Controls and Sanctions Risk
Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions, may, without prior warning, lead to government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Levies may be placed on profits repatriated by foreign entities (such as the Funds). Capital controls and/or sanctions may also impact the ability of a Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of a Fund, and cause a Fund to decline in value.

Cash Redemption Risk
When a Fund redeems shares for cash or otherwise includes cash as part of its redemption proceeds, it may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize capital gains that it might not have recognized if it had made a redemption in-kind (
i.e.
, distribute securities as payment of redemption proceeds). As a result, the Funds may pay out higher annual capital gain distributions than if the in-kind redemption process was used. Additionally, the sale of non-U.S. denominated securities by the Fixed Income Funds triggered by such redemptions may generate realized foreign exchange losses that could impact the income distributions paid by such Funds.

CEF and BDC Investing Risk
The value of the underlying securities held by a CEF could decrease or the portfolio could become illiquid. CEFs may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the CEF’s common shares in an attempt to enhance the current return to such CEF’s common shareholders. The Fund’s investment in the common shares of CEFs that are financially leveraged may create an opportunity for greater total return, but with more volatility than other investments, and greater potential for loss. CEFs are also able to utilize leverage to a greater degree than other investment companies, such as mutual funds or ETFs. As a result, the Fund may be exposed indirectly to leverage through an investment in CEFs, which may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns may be lower. Shares of CEFs frequently trade at a discount from their NAV. There can be no assurance that the market discount on shares of any CEF purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase, and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such CEF, thereby adversely affecting the Fund’s NAV.

There are certain risks inherent in investing in BDCs, whose principal business is to invest in and lend capital to privately held companies. The 1940 Act imposes certain restraints upon the operations of a BDC. For example, BDCs are required to invest at least 70% of their total assets primarily in securities of private companies or thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and high-quality debt investments that mature in one year or less. With investments in debt instruments, there is a risk that the issuer may default on its payments or declare bankruptcy.

Additionally, a BDC may incur indebtedness only in amounts such that the BDC’s asset coverage equals at least 200% after such incurrence. BDCs generally invest in less mature private companies, which involve greater risk than well-established, publicly traded companies. Investments made by BDCs generally are less liquid than publicly

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traded securities. The illiquidity of these investments may make it difficult to sell such investments, and the Fund may realize a loss on its investments. BDCs may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the aggregate returns realized may be disproportionately impacted by the investment performance of a small number of investments, or even a single investment. Market disruptions, including a downturn in capital markets in general, or a downgrade of the credit rating of a BDC held by the Fund may increase the cost of borrowing to that company, thereby adversely impacting the Fund’s returns. Credit downgrades also may result in requirements on a company to provide additional support in the form of letters of credit or cash or other collateral to various counterparties.

Since many of the assets of BDCs do not have readily ascertainable market values, such assets are most often recorded at fair value, in good faith, in accordance with valuation procedures adopted by such companies. Due to the absence of a readily ascertainable market value, and because of the inherent uncertainty of fair valuation, fair value of a BDC’s investments may differ significantly from the values that would be reflected if the securities were traded in an established market, potentially resulting in material differences between a BDC’s NAV per share and its market value. As a result, shares of BDCs may trade at a discount from their NAV. There can be no assurance that the market discount on shares of any BDC purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase, and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such BDC, thereby adversely affecting the Fund’s NAV.

Investment advisers to BDCs may be entitled to compensation based on the BDC’s performance, which may result in riskier or more speculative investments in an effort to maximize incentive compensation and higher fees.

Commodity Risk
The value of commodities and commodity-linked derivative instruments typically is based upon the price movements of a physical commodity or an economic variable linked to such price movements. Therefore, the value of commodities and commodity-linked derivative instruments may be affected by, for example, changes in overall market movements, economic conditions, changes in interest rates, or factors affecting a particular commodity or industry, such as production, supply, demand, drought, floods, weather, political, economic and regulatory developments. The prices of commodities and commodity-related investments may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes, such as stocks, bonds and cash. An active trading market may not exist for certain commodities. These factors may impair the ability of a Fund to sell its portfolio holdings quickly or for full value. Commodity derivatives, such as commodity-linked swaps and notes, are subject to the risk that the counterparty to the transaction may default or otherwise fail to perform. Each of these factors and events could have a significant negative impact on the Managed Futures Strategy and Enhanced Commodity Strategy Funds.

In addition to the factors set forth above, each commodity has risks that are inherent in the investment in such commodity:

Metals Commodities:
Price movements in commodity futures held by the Fund in metals commodities such as gold, silver, platinum and copper are affected by many specific additional factors. Some of these metal specific factors include, but are not limited to:

■
A change in economic conditions, such as a recession, can adversely affect the price of both industrial and precious metals. An economic downturn may have a negative impact on the usage and demand of metals, which may result in a loss for the Fund.

■	A sudden shift in political conditions of the world’s leading metal producers may have a negative effect on the global pricing of metals.

■	An increase in the hedging of precious metals may result in a decline in the price of precious metals.

■	Changes in global supply and demand for industrial and precious metals.

■	The price and quantity of imports and exports of industrial and precious metals.

■	Technological advances in the processing and mining of industrial and precious metals.

Agricultural Commodities:
Price movements in commodity futures held by the Fund in agricultural commodities, such as wheat, corn and soybeans, are affected by many factors. Some of these agricultural specific factors include, but are not limited to:

■	Farmer planting decisions, and general economic, market and regulatory factors all influence the price of agricultural commodities.

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■
Weather conditions, including hurricanes, tornadoes, storms and droughts, may have a material adverse effect on crops, live cattle, live hogs and lumber, which may result in significant fluctuations in prices in such commodities.

■	Changes in global supply and demand for agriculture products.

■	The price and quantity of imports and exports of agricultural commodities.

■	Political conditions, including embargoes and war, in or affecting agricultural production, imports and exports.

■	Technological advances in agricultural production.

■	The price and availability of alternative agricultural commodities.

Energy Commodities:
Price movements in commodity futures held by the Fund in energy commodities, such as crude oil, heating oil and natural gas, are subject to risks due to frequent and often substantial fluctuations in energy commodity prices. In the past, the prices of natural gas and crude oil have been extremely volatile, and volatility is expected to continue. The markets and prices for energy commodities are affected by many factors. Some of those factors include, but are not limited to:

■
Changes in global supply and demand for oil and natural gas. By way of example, the oil market has recently experienced fluctuations in supply and demand, significantly impacting the price and volatility of oil,

■	The price and quantity of imports and exports of oil and natural gas.

■	Political conditions, including embargoes and war, in or affecting other oil producing activities.

■	The level of global oil and natural gas exploration, inventories, production or pricing.

■	Weather conditions.

■	Technological advances effecting energy consumption.

■	The price and availability of alternative fuels.

Bitcoin.
Bitcoin is a relatively new innovation and the market for bitcoin is subject to rapid price swings, changes and uncertainty. Bitcoin’s lack of a physical form, reliance on technology for its creation, existence and transactional validation and its decentralization may subject its integrity to the threat of malicious attacks and technological obsolescence. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact bitcoin trading venues. In particular, the market for bitcoin futures is relatively new and commenced trading on the Chicago Mercantile Exchange in December 2017. As a result, the market for bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. These factors may increase the likelihood that the price of bitcoin futures will be volatile and/or will deviate from the price of bitcoin. Bitcoin futures may experience significant price volatility. Exchange-specified collateral for bitcoin futures is substantially higher than for most other futures contracts, and collateral may be set as a percentage of the value of the contract, which means that collateral requirements for long positions can increase if the price of the contract rises. While the bitcoin futures market has grown substantially since the futures commenced trading, there can be no assurance that it will continue to grow. This may increase the chance that the Fund will experience increased trading costs when it sells bitcoin futures that are near expiration and purchases bitcoin futures that are further from expiration (a process known as “rolling”).

None of these specific commodity factors can be controlled in managing a Fund. Even if current and correct information as to substantially all factors are known or thought to be known, prices still will not always react as predicted.

Counterparty and Issuer Credit Risk
To the extent that each Fund engages in investment transactions or enters into derivative or other contracts with third parties (
i.e.
, “counterparties”) then each Fund bears the risk that the counterparty to such contracts may default on its obligations or otherwise fail to honor its obligations or be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. If a counterparty defaults on its payment obligations a Fund will lose money and the value of an investment in Fund shares may decrease. In addition, a Fund may engage in such investment transactions with a limited number of counterparties, which may increase a Fund’s exposure to counterparty credit risk. Listed futures contracts can be traded on futures exchanges without material

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counterparty credit. After a trade is cleared, the exchange is the ultimate counterparty for all contracts, so the counterparty risk on a listed futures contract ultimately is the creditworthiness of the exchange’s clearing corporation.

The financial condition of an issuer of a debt security or other issuer may cause it to default or become unable to pay interest or principal due on the security. A Fund cannot collect interest and principal payments on a security if the issuer defaults. Recent events in the financials sector have resulted in increased concerns about credit risk and exposure. Well-known financial institutions have experienced significant liquidity and other problems and have defaulted on their debt. The degree of credit risk for a particular debt security or other issuer may be reflected in its credit rating. A credit rating is a measure of a bond issuer’s ability to make timely payments of interest and principal. Rating agencies (such as Moody’s, S&P, or Fitch) assign letter designations typically ranging from AAA to A- (lower default risk) through CCC to C (higher default risk) or D (in default). A credit rating of BBB- or higher generally is considered “investment grade.” Credit ratings are subjective, do not remove market risk, and represent the opinions of the rating agencies as to the quality of the securities they rate. Credit ratings can change quickly and may not accurately reflect the risk of an issuer. Generally, investment risk and price volatility increase as the credit rating of a security declines. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. The value of an investment in a Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

Currency Exchange Rate Risk
Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund’s investments and the value of a Fund’s shares. Because each Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in a Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar.

The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly, unpredictably, and without warning, and you may lose money.

Cybersecurity Risk
The Funds and their service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Funds in many ways, including, but not limited to, disruption of a Fund’s operational capacity, loss of proprietary information, theft or corruption of data maintained online or digitally, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting a Fund’s third-party service providers, including the Adviser, Sub-Adviser, administrator, custodian, and transfer agent, may subject a Fund to many of the same risks associated with direct cybersecurity breaches and adversely impact the Fund. For instance, cyber-attacks may impact a Fund’s ability to calculate its NAV, cause the release of confidential business information, impede trading, cause a Fund to incur additional compliance costs associated with corrective measures, subject a Fund to regulatory fines or other financial losses, and/or cause reputational damage to a Fund. Cybersecurity breaches of market makers, Authorized Participants, or the issuers of securities in which a Fund invests could also have material adverse consequences on a Fund’s business operations and cause financial losses for a Fund and its shareholders. While the Funds and their service providers have established business continuity plans and risk management systems designed to address cybersecurity risks, prevent cyber-attacks and mitigate the impact of cybersecurity breaches, there are inherent limitations on such plans and systems. In addition, the Funds have no control over the cybersecurity protections put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders.

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Derivatives Risk
Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or currency exchange rate. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as counterparty and issuer credit risk, interest rate risk, market risk and issuer-specific risk. They also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, or that the counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in a Fund may change quickly and without warning, and you may lose money. Derivatives include forward currency contracts, futures contracts and swaps.

Forward Currency Contracts
A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A non-deliverable forward currency contract is a contract where there is no physical settlement of two currencies at maturity. Rather, based on the movement of the currencies, a net cash settlement will be made by one party to the other. The risks of forward currency contracts include but are not limited to the risk that the counterparty will default on its obligations.

Futures Contracts
A futures contract may generally be described as an agreement for the future sale by one party and the purchase by another of a specified security or instrument at a specified price and time. A currency futures contract is a contract to exchange one currency for another at a specified date in the future at an agreed upon exchange rate. The risks of futures contracts include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time.

In addition, for the WisdomTree Enhanced Commodity Strategy Fund, as the Fund’s futures contracts near expiration, they are replaced by contracts that have a later expiration. For example, a contract purchased and held in December 2020 may specify a February 2021 expiration. As that contract nears expiration, it may be replaced by selling the February 2021 contract and purchasing the contract expiring in April 2021. This process is referred to as “rolling.” Historically, the prices of crude oil and heating oil have frequently been higher for contracts with shorter-term expirations than for contracts with longer-term expirations, which is referred to as “backwardation.” In these circumstances, absent other factors, the sale of the February 2021 contract would take place at a price that is higher than the price at which the April 2021 contract is purchased, thereby creating a gain in connection with rolling. While crude oil and heating oil have historically exhibited consistent periods of backwardation, backwardation will likely not exist in these markets at all times. For instance, in May 2020, futures for oil to be delivered in June 2020 traded at times at approximately half of the value of futures for oil to be delivered in January 2021 – or in “contango”, as further described below. The absence of backwardation in crude oil and heating oil could adversely affect the value of a Fund.

Conversely, gold, corn, soybeans and wheat historically exhibit “contango” markets rather than backwardation. Contango markets are those in which the prices of contracts are higher in the distant delivery months than in the nearer delivery months due to the costs of long-term storage of a physical commodity prior to delivery or other factors. Although gold, corn, soybeans and wheat have historically exhibited consistent periods of contango, contango will likely not exist in these markets at all times. The persistence of contango in gold, corn, soybeans and wheat could adversely affect the value of a Fund.

Swaps
A currency swap is an agreement between two parties to exchange one currency for another at a future rate. An interest rate swap typically involves the exchange of a floating interest rate payment for a fixed interest payment. A total return swap is an agreement between two parties in which one party agrees to make payments of the total return of a reference asset in return for payments equal to a rate of interest on another reference asset. The risks of swaps include but are not limited to the potential to increase or decrease the overall volatility of the Fund’s investments and its share price.

Floating Rate Notes Risk
The Floating Rate Treasury Fund invests primarily in floating rate notes. Securities with floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Fund’s NAV, particularly if changes in prevailing interest rates are more frequent or sudden than the

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rate changes for the Floating Rate Notes, which only occur periodically. This risk is also heightened because floating rate Treasury obligations are new issuances for which a deep and liquid market has not yet developed.

Foreign Securities Risk
Investments in non-U.S. securities and instruments involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell a Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in a Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries. Foreign securities also include American Depositary Receipts (“ADRs”), which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Global Depositary Receipts (“GDRs”), which are similar to ADRs, represent shares of foreign-based corporations and are generally issued by international banks in one or more markets around the world. Investments in ADRs and GDRs may be less liquid and more volatile than underlying shares in their primary trading markets.

Futures Rolling Risk
The WisdomTree Enhanced Commodity Strategy Fund invests in or has exposure to commodities futures contracts and is subject to costs associated with and risks related to “rolling.” The contractual obligations of a buyer or seller holding a futures contract to expiration may be satisfied by settling in cash as designated in the contract specifications. Alternatively, futures contracts may be closed out prior to expiration by making an offsetting sale or purchase of an identical futures contract on the same or linked exchange before the designated date of settlement. Once this date is reached, the futures contract “expires.” As the futures contracts held by the Fund near expiration, they are generally closed out and replaced by contracts with a later expiration. This process is referred to as “rolling.”

When the market for these contracts is such that the prices are higher in the more distant delivery months than in the nearer delivery months, the sale during the course of the “rolling process” of the more nearby contract would take place at a price that is lower than the price of the more distant contract. This pattern of higher futures prices for longer expiration futures contracts is often referred to as “contango.” Alternatively, when the market for these contracts is such that the prices are higher in the nearer months than in the more distant months, the sale during the course of the “rolling process” of the more nearby contract would take place at a price that is higher than the price of the more distant contract. This pattern of higher futures prices for shorter expiration futures contracts is referred to as “backwardation.” The presence of contango in the relevant futures contracts at the time of rolling would be expected to adversely affect the Fund. Similarly, the presence of backwardation in certain futures contracts at the time of rolling such contracts would be expected to positively affect the Fund.

There have been extended periods in which contango or backwardation has existed in the futures contracts markets, and such periods can be expected to occur in the future. These extended periods can cause significant losses for the Fund.

Additionally, because of the frequency with which the Fund expects to roll its futures contracts, the impact of such contango or backwardation may be greater than the impact would be if the Fund experienced less portfolio turnover.

Geographic Investment Risk
To the extent that a Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact

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on the Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.

Emerging Markets Risk
Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. For example, emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments, market manipulation concerns, and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, accounting, auditing, financial reporting and recordkeeping standards, (vi) fewer protections of property rights, (vii) limited investor rights and legal or practical remedies available to the Fund against portfolio companies, (viii) restrictions on the transfer of securities or currency or payment of dividends and (ix) settlement and trading practices that differ from U.S. markets. Each of these factors may impact a Fund’s ability to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, emerging market securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund and cause a Fund to decline in value. The volatility of emerging markets may be heightened by the actions (such as significant buying and selling) of a few major investors. For example, substantial increases or decreases in cash flows of funds investing in these markets could significantly affect local securities’ prices and cause Fund share prices to decline. For these and other reasons, investments in emerging markets are often considered speculative.

Geographic Concentration in China
Although the Chinese economy has grown rapidly during recent years and the Chinese government has implemented significant economic reforms to liberalize trade policy, promote foreign investment, and reduce government control of the economy, there can be no guarantee that economic growth or these reforms will continue. Economic liberalization in China may also result in disparities of wealth that lead to social disorder, including violence and labor unrest. The Chinese economy may also experience slower growth if global or domestic demand for Chinese goods decreases significantly and/or key trading partners apply trade tariffs or implement other protectionist measures. The Chinese economy is also susceptible to rising rates of inflation, economic recession, market inefficiency, volatility, and pricing anomalies that may be connected to governmental influence, a lack of publicly-available information and/or political and social instability. Strained relationships with neighboring countries, including any military conflicts in response to such confrontations, may negatively impact China’s economic development and destabilize the region. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government places strict regulation on the Renminbi and Hong Kong dollar and manages the Renminbi and Hong Kong dollar so that they have historically traded in a tight range relative to the U.S. dollar. The Chinese government has been under pressure to manage the currency in a less restrictive fashion so that it is less correlated to the U.S. dollar. It is expected that such action would increase the value of the Renminbi and the Hong Kong dollar relative to the U.S. dollar. Of course, there can be no guarantee that this will occur, or that the Renminbi or the Hong Kong dollar will move in relation to the U.S. dollar as expected. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital invested. In addition, the Chinese government may enact laws and regulations that interfere with the operations of Chinese companies listed abroad, including U.S.-listed Chinese companies. China’s authoritarian government has also used force in the past to suppress civil dissent, and China’s foreign and domestic policies remain in conflict with those of Hong Kong as well as nationalist and religious groups in Xinjiang and Tibet. These and other factors could have a negative impact on the Chinese economy as a whole.

Independent market quotations for the Chinese securities held by a Fund may not be readily available, and such securities may be fair valued. Fair valuation is subjective and different market participants may assign different prices to the same security. As a result, there is a risk that a Fund may not be able to sell a security at the price assigned to the security by the Fund. In addition, the securities in which a Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund shares.

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Investments in Europe
Most developed countries in Western Europe are members of the European Union (“EU”), many are also members of the European Economic and Monetary Union (“EMU”), and most EMU members are part of the euro zone, a group of EMU countries that share the euro as their common currency. Members of the EMU must comply with restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any of these EMU restrictions or controls, as well as any of the following events in Europe, may have a significant impact on the economies of some or all European countries: (i) the default or threat of default by an EU member country on its sovereign debt, (ii) economic recession in an EU member country, (iii) changes in EU or governmental regulations on trade, (iv) substantial changes in currency exchange rates of the euro, the British pound, and other European currencies, (v) significant changes in the supply and demand for European imports or exports, and (vi) high unemployment rates.

In June 2016, the United Kingdom voted in a referendum to leave the EU. As a result of the referendum, S&P downgraded the United Kingdom’s credit rating from “AAA” to “AA” and the EU’s credit rating from “AA+” to “AA” in the days that followed the vote. Other credit ratings agencies have taken similar actions. On March 29, 2017, the United Kingdom invoked article 50 of the Lisbon Treaty, notifying the European Council of the United Kingdom’s intention to withdraw from the EU by March 29, 2019. However, after two years of negotiating the United Kingdom’s withdrawal from the EU, this date was extended until October 31, 2019 and subsequently extended until January 31, 2020, on which date the United Kingdom formally exited the EU. During an 11-month transition period, the United Kingdom, including its businesses and people, continued to abide by applicable EU rules, honor the United Kingdom’s trade relationships with EU countries, and prepare for the new post-Brexit rules to take effect on January 1, 2021. Effective January 1, 2021, the United Kingdom left the EU single market and customs union under the terms of a new trade agreement. The trade agreement governs the relationship between the United Kingdom and EU with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. Brexit may also impact markets of the United Kingdom and the EU, as well as global markets, should it lead to the creation of divergent national laws and regulations that produce new legal regimes and unpredictable tax consequences. As a result of the uncertain consequences of Brexit, the economies of the United Kingdom and Europe as well as the broader global economy could be significantly impacted, which may result in increased volatility and illiquidity, and potentially lower economic growth on markets in the United Kingdom, Europe and globally. Any or all of these consequences could potentially have an adverse effect on the value of the Fund’s investments.

Geopolitical Risk
Some countries and regions in which the Fund invests have experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of such countries or regions) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Such geopolitical and other events may also disrupt securities markets and, during such market disruptions, a Fund’s exposure to the other risks described herein will likely increase. For example, a market disruption may adversely affect the orderly functioning of the securities markets. Each of the foregoing may negatively impact the Fund’s investments.

Hedging Risk
The Duration Funds are subject to hedging risk. The short positions in U.S. Treasuries contained in each Duration Fund’s underlying Index, as well as the Duration Funds' holdings to obtain such exposure, are not intended to mitigate credit risk or mitigate changes in bond values associated with investor perceptions regarding, or premiums placed on, credit risk (
i.e.
, credit risk premiums) or otherwise mitigate risks associated with other factors influencing the price of such bonds, which may have a greater impact than rising or falling interest rates.

The underlying Index of each Duration Fund seeks to mitigate the potential negative impact of rising U.S. Treasury rates on the performance of bonds in the long portfolio of the Index. There is no guarantee that the short positions will completely eliminate the interest rate risk of the long bond positions.

Each Duration Fund’s underlying Index’s short positions also may fail to provide the targeted duration in light of changes in the shape of the U.S. Treasury curve. The interest rate profile between the long and short exposures of an index and fund could also evolve significantly between monthly rebalancing. This could lead to temporary dislocations between a Fund’s intended and actual sensitivity to interest rates, which could impact performance.

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There may also be significant differences between the bond markets and U.S. Treasury markets (including futures markets for U.S. Treasuries) that could result in a Fund’s short positions performing ineffectively, exacerbating losses or causing greater tracking error. In addition, when interest rates fall, an unhedged investment in the same long portfolio of bonds will outperform the Fund.

High Yield Securities Risk
The Interest Rate Hedged High Yield Bond Fund invests primarily in high yield securities, rated lower than Baa3 by Moody’s, or equivalently rated by S&P or Fitch. Such securities are sometimes referred to as “high yield securities” or “junk bonds.” In addition, each Fixed Income Active ETF may invest a limited portion of their assets in securities rated lower than Baa3 by Moody’s, or equivalently rated by S&P or Fitch. Investing in these securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential for capital appreciation and higher yields, high yield securities typically entail higher price volatility and may be less liquid than securities with higher ratings. High yield securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Issuers of securities in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Illiquid Investments Risk
Illiquid investments may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund. Investments acquired by the Fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions and/or investor perception.

Implied Volatility Risk
When the PutWrite Fund sells a SPX Put, the Fund gains the amount of premium it receives; however, the Fund also incurs a liability that represents the value of the SPX Put it has sold until the SPX Put is exercised or expires. The value of the SPX Puts in which the Fund invests is partly based on the volatility used by market participants to price such options (
i.e.
, implied volatility). Consequently, increases in the implied volatility of the SPX Puts will cause the value of such options to increase (even if the prices of the S&P 500 stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under the SPX Puts and thus decrease the Fund’s NAV. The Fund is therefore exposed to implied volatility risk before the SPX Puts expire or are struck at-the-money. The implied volatility of the SPX Puts sold by the Fund may increase due to general market and economic conditions, perceptions regarding the industries in which the issuers of S&P 500 stocks participate or factors relating to specific S&P 500 companies.

Index and Data Risk
The Funds that employ a “passive management” – or indexing – investment approach (the Fixed Income Index Funds, PutWrite Fund and Alternative Income Fund, together the “Index Funds”) are not “actively” managed and seek to track the price and yield performance, before fees and expenses, of the applicable Index. The Index Provider has the right to make adjustments to the Indexes or to cease making the Indexes available without regard to the particular interests of the Funds or the Funds' shareholders. While the Index Provider provides a rules-based methodology that describes what each Index is designed to achieve within a particular set of rules, neither the Index Provider, its agents nor data providers provide any warranty or accept any liability in relation to the quality, accuracy or completeness of the applicable Index, its calculation, valuation or its related data, and they do not guarantee that the applicable Index will be in line with the Index Provider’s methodology, regardless of whether or not the Index Provider is affiliated with the Adviser. The composition of the Index is dependent on data from one or more third parties and/or the application of such data within the rules of the Index methodology, which may be based on assumptions or estimates. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index computations and/or the construction of the Indexes may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Funds and their shareholders. The potential risk of continuing error may be particularly heightened in the case of the Indexes, which are generally not used as benchmarks by other funds or managers. Any of the foregoing may lead to the inclusion of securities in an Index, exclusion of securities from an Index or the weighting of securities in an Index that would have been different had data or other information been correct or complete, which may lead to a different investment outcome than would have been the case had such events not occurred. The Adviser, through a Sub-Adviser, seeks to manage each Fund

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to correspond to the applicable Index provided by the Index Provider. Consequently, losses or costs associated with an Index’s errors or other risks described above will generally be borne by the Funds and their shareholders and neither the Adviser nor its affiliates or agents make any representations or warranties regarding the foregoing.

Interest Rate Risk
The market value of fixed income securities, and financial instruments related to fixed income securities, will change in response to changes in interest rates and may change in response to other factors, such as perception of an issuer’s creditworthiness. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities tend to be more sensitive to changes in interest rates and thus subject to greater volatility than securities with shorter maturities. The “average portfolio maturity” of a Fund is the average of all the current maturities of the individual securities in the Fund’s portfolio. Average portfolio maturity is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. Funds with longer portfolio maturities generally are subject to greater interest rate risk.

Investment in Underlying Funds Risk
Because the Alternative Income Fund invests in Underlying Funds, its investment performance largely depends on the investment performance of the Underlying Funds in which it invests. The Fund will pay indirectly a proportional share of the fees and expenses of the Underlying Funds in which it invests, including their investment advisory and administration fees, in addition to its own fees and expenses. In addition, at times certain segments of the market represented by constituent Underlying Funds may be out of favor and underperform other segments. Investments by the Fund in an Underlying Fund are subject to, among other risks, the risk that the listing exchange may halt trading of the Underlying Fund’s shares. In addition, the Fund may be subject to the following risks as a result of investments and strategies pursued by the Underlying Funds:

Collateralized Loan Obligation Risk
Collateralized loan obligations are investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Fund, through its investments in the Vehicles, may invest in collateralized loan obligations that hold loans of uncreditworthy borrowers or in subordinate tranches of a collateralized loan obligation, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk and credit risk.

High Yield Securities Risk
Investing in high yield securities or junk bonds involves special risks in addition to the risks associated with investments in higher-rated fixed income securities. While offering a greater potential for capital appreciation and higher yields, high yield securities typically entail higher price volatility and may be less liquid than securities with higher ratings. High yield securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Issuers of securities in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Issuer Credit Risk
The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due on the security, or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The Fund cannot collect interest and principal payments on a security if the issuer defaults. Recent events in the financial sector have resulted in increased concerns about credit risk and exposure. Well-known financial institutions have experienced significant liquidity and other problems and have defaulted on their debt. The degree of credit risk for a particular debt security or other issuer may be reflected in its credit rating. A credit rating is a measure of a bond issuer’s ability to make timely payments of interest and principal. Rating agencies (such as Moody’s Investors Service, Inc., Standard & Poor’s Corporation, or Fitch) assign letter designations typically ranging from AAA to A- (lower default risk) through CCC to C (higher default risk) or D (in default). A credit rating of BBB- or higher generally is considered “investment grade.” Credit ratings are subjective, do not remove market risk, and represent the opinions of the

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rating agencies as to the quality of the securities they rate. Credit ratings can change quickly and may not accurately reflect the risk of an issuer. Generally, investment risk and price volatility increase as the credit rating of a security declines. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults and changes in the credit ratings of the Fund's portfolio investments.

Micro-Capitalization Investing Risk
Micro cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro cap companies may be less financially secure than large-, mid- and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro cap stock prices may be more volatile than large-, mid- and small-capitalization companies and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

Private Credit Risk
Private credit investments are restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund may, from time to time or over time, focus its private credit investments in a particular industry or sector or select industries or sectors. Investment performance of such industries or sectors may thus at times have an out-sized impact on the performance of the Fund. The Fund’s investments are also subject to the risks associated with investing in private securities. Investments in private securities are not traded in public markets, are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The companies in which the Fund invests may be leveraged, often as a result of leveraged buyouts or other recapitalization transactions, and often will not be rated by national credit rating agencies.

Senior Loan Investing Risk
Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. The value of the Fund’s assets may also be affected by other uncertainties such as economic developments affecting the market for senior secured term loans or affecting borrowers generally. Moreover, the security for the Fund’s investments in secured debt may not be recognized for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Fund may not have priority over other creditors as anticipated. Senior loans usually include restrictive covenants, which must be maintained by the borrower. The Fund may have an obligation with respect to certain senior secured term loan investments to make additional loans upon demand by the borrower.

Senior loans generally are not registered with the SEC and are not listed on any national securities exchange. There is less readily available or reliable information about most senior loans than is the case for many other types of securities, including securities issued in transactions registered under the Securities Act, or registered under the Securities Exchange Act of 1934, as amended. No active trading market may exist for some senior loans, and some senior loans may be subject to restrictions on resale. A secondary market may be subject to irregular trading activity, which may impair the Fund’s ability to realize full value and thus cause a material decline in the Fund’s NAV. In addition, the Fund may not be able to readily dispose of its senior loans at prices that approximate those at which the Fund could sell such loans.

Investment Risk
As with all investments, an investment in a Fund is subject to loss. Investors in a Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Style Risk
Each of the Index Funds invests in the securities included in, or representative of, its Index regardless of their investment merit. The Index Funds do not attempt to outperform their Indexes or take defensive positions in declining markets. As a result, each Index Fund’s performance may be adversely affected by a general decline in the

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market segments relating to its Index. The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause a Fund to underperform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better – or worse – than the general securities markets. In the past, these periods have lasted for as long as several years.

Dividend Paying Securities Risk
There is a chance that the ability to pay dividends by the issuer of a preferred stock held by the Fund may deteriorate or the issuer may default (
i.e
., fail to make scheduled dividend payments on the preferred stock or scheduled interest payments on other obligations of the issuer not held by the Fund), which would negatively affect the value of any such holding.

Issuer Credit Risk
The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due on the security, or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The Funds cannot collect interest and principal payments on a security if the issuer defaults. Recent events in the financials sector have resulted in increased concerns about credit risk and exposure. Well-known financial institutions have experienced significant liquidity and other problems and have defaulted on their debt. The degree of credit risk for a particular debt security or other issuer may be reflected in its credit rating. A credit rating is a measure of a bond issuer’s ability to make timely payments of interest and principal. Rating agencies (such as Moody’s Investors Service, Inc., Standard & Poor’s Corporation, or Fitch) assign letter designations typically ranging from AAA to A- (lower default risk) through CCC to C (higher default risk) or D (in default). A credit rating of BBB- or higher generally is considered “investment grade.” Credit ratings are subjective, do not remove market risk, and represent the opinions of the rating agencies as to the quality of the securities they rate. Credit ratings can change quickly and may not accurately reflect the risk of an issuer. Generally, investment risk and price volatility increase as the credit rating of a security declines. The value of an investment in the Funds may change quickly and without warning in response to issuer defaults and changes in the credit ratings of the Funds' portfolio investments.

Issuer-Specific Risk
Changes in the actual or perceived financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of a Fund.

Liquidity Risk
The Funds may invest in derivatives and other instruments that may be less liquid than other types of investments. Investments that are less liquid or that trade less can be more difficult or more costly to buy, or to sell, compared to other more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the market for such an investment. The derivatives in which the Fund invests may not always be liquid. This could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

Market Capitalization Risk

Small-Capitalization Investing
The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Small-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings.

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Market Risk
The trading prices of equity securities, fixed income securities, currencies, commodities, and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, including, but not limited to, changes in interest rates, government regulation, and the outlook for economic growth or recession, as well as events that impact specific issuers, such as changes to an issuer’s actual or perceived creditworthiness. A Fund’s NAV and market price, like security and commodity prices generally, may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Recent Events
The respiratory disease caused by a novel coronavirus (COVID-19) has spread globally for over a year, resulting in a global pandemic and major disruption to economies and markets around the world, including the United States. During this time, financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted or suspended. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In recent months, however, the rapid COVID-19 vaccination rollout in the United States and certain other developed countries, coupled with the passage of stimulus programs in the U.S. and abroad, have resulted in the re-opening of businesses, a reduction in quarantine and masking requirements, increased consumer demand, and the resumption of certain in-person schooling, travel and events. Despite these positive trends, the prevalence of new COVID-19 variants, a failure to achieve herd immunity, or other unforeseen circumstances may result in the continued spread of the virus throughout unvaccinated populations or a resurgence in infections among vaccinated individuals. As a result, it remains unclear if recent positive trends will continue in developed markets and whether such trends will spread world-wide to countries with limited access to vaccines that are still experiencing rising COVID-19 cases, hospitalizations and deaths.

Models and Data Risk
The Active Funds are actively managed based upon the Adviser’s quantitative model, which is heavily dependent on data from one or more third parties and may not perform as intended. If the computers or other facilities of the data providers malfunction for any reason, model calculation and dissemination may be delayed, and trading of Fund shares may be suspended for a period of time. Errors in the model data, calculations and/or the construction of the model may occur from time to time and may not be identified and/or corrected by the Adviser or other applicable party for a period of time or at all, which may have an adverse impact on a Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the model, which will likely not be used by other funds or managers.

Mortgage- and Asset-Backed Securities Risk
Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages or other assets. Mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Non-Agency Mortgage-Backed Securities Risk
Non-agency mortgage-backed securities are mortgage-backed securities issued or guaranteed by private issuers. Non-agency issued mortgage-backed securities are not backed by the full faith and credit of the U.S. government and must rely only on the creditworthiness of the issuer and the underlying mortgages for repayment. As a result, non-agency mortgage-backed securities are subject to heightened risks as compared to agency mortgage-backed securities, including that non-agency mortgage-backed securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-backed securities that have a government or government-sponsored entity guarantee. Therefore, the mortgage loans underlying non-agency mortgage-backed securities may, and frequently do, have less favorable collateral, credit risk, or other underwriting characteristics than government or government-sponsored mortgage-backed securities and have wider variances in a number of terms including interest rate, term, size, purpose, and borrower characteristics. There may be a limited market for such securities.

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Non-Correlation Risk
As with all index funds, the performance of an Index Fund and its Index may vary somewhat for a variety of reasons. For example, each Index Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by its Index. In addition, an Index Fund may not be fully invested in the securities of its Index at all times or may hold securities not included in its Index or may be subject to pricing differences, differences in the timing of dividend accruals, tax gains or losses, currency convertibility and repatriation, operational inefficiencies and the need to meet various new or existing regulatory requirements. For example, it may take several business days for additions and deletions to an Index to be reflected in the portfolio composition of an Index Fund. The use of sampling techniques may affect an Index Fund’s ability to achieve close correlation with its Index. By using a representative sampling strategy, an Index Fund generally can be expected to have a greater non-correlation risk and this risk may be heightened during times of market volatility or other unusual market conditions.

Non-Diversification Risk
Each Fund is considered to be non-diversified. This means that each Fund may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase a Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on a Fund’s performance. However, each Fund intends to satisfy the asset diversification requirements under Subchapter M of the Code for qualification as a RIC. See the “Taxes – Qualification as a Regulated Investment Company” section of the Statement of Additional Information (“SAI”) for detail regarding the asset diversification requirements.

Offshore Investor Risk
The opportunity for offshore investors, such as the Chinese Yuan Strategy Fund, to access certain markets can be limited due to a variety of factors including government regulations, adverse tax treatment, and currency convertibility issues. These limitations and restrictions may impact the availability, liquidity and pricing of securities designed to provide offshore investors with exposure to such markets. As a result, returns achieved by offshore investors, such as the Fund, could differ from those available to domestic investors in the selected countries.

Portfolio Turnover Risk
The investment strategies of the Bloomberg U.S. Dollar Bullish Fund, Emerging Markets Corporate Bond Fund, Mortgage Plus Bond Fund, PutWrite Fund, Managed Futures Strategy Fund and Fixed Income Index Funds may result in high portfolio turnover rates. High portfolio turnover would result in correspondingly greater transaction expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect a Fund’s performance.

The Managed Futures Strategy Fund's strategies may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

The PutWrite Fund will pay transaction costs, such as commissions or mark-ups in the bid/ask spread on SPX Puts, as applicable, when it writes options on the Roll Date. Because the Fund “turns over” its SPX Puts every month in this fashion, the Fund will incur high levels of transaction costs. While the turnover of the SPX Put positions is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (
e.g.
, in excess of 100% per year). The Fund’s high level of transaction costs may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Prepayment Risk and Extension Risk
Many fixed income securities give the issuer the option to repay or call the security prior to its maturity date. Issuers often exercise this right when interest rates fall. Accordingly, if a Fund holds a fixed income security subject to prepayment or call risk, it will not benefit fully from the increase in value that other fixed income securities generally experience when interest rates fall. Upon prepayment of the security, a Fund would also be forced to reinvest the proceeds at then current yields, which would be lower than the yield of the security that was paid off. This may adversely affect a Fund’s net asset value. In addition, if a Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), a Fund may lose the amount of the premium paid in the event of prepayment. Many issuers have a right to prepay their fixed income securities. Issuers may be

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more likely to prepay their securities if interest rates fall. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on prepaid securities. The Fund may also lose any premium it paid on prepaid securities. If interests rate rise, then issuers may extend the duration of a fixed income security so that it is paid off more slowly than expected and the value of the security may decline.

Put Option Risk
Options may be subject to volatile swings in price influenced by changes in the value of the underlying instrument. Although the PutWrite Fund collects premiums on the options that it writes, the Fund’s risk of loss if any of its options is exercised and expires in-the-money (
i.e.
, the Fund, as the seller of the SPX Puts, owes the buyer of the SPX Puts) may outweigh the gains to the Fund from the receipt of such option premiums. The potential return to the Fund is limited to the amount of option premiums it receives, while the Fund can potentially lose up to the entire strike price of each option it sells. Furthermore, it could be the case that the SPX Puts sold by the Fund may not perfectly correlate with the returns of their underlying stocks.

REIT Investing Risk
By investing in REITs, the Alternative Income Fund will be exposed to the risks of owning real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. In addition, REITs are subject to the possibility of failing to qualify for the favorable U.S. federal income tax treatment generally available to them under the Code, and failing to maintain exemption from the registration requirements of the 1940 Act. REITs may use leverage (and some may be highly leveraged), which increases risk and could adversely affect a REIT’s operations and market value in periods of rising interest rates. As the demand for, or prices of, real estate increase, the value of the Fund’s investments in REITs generally would be expected to also increase. Conversely, declines in the demand for, or prices of, real estate generally would be expected to contribute to declines in the value of the real estate market and REITs. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

Repurchase Agreement Risk
A repurchase agreement is a transaction in which a Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The Funds will enter into repurchase agreements only with counterparties that are deemed to present acceptable credit risks, and the collateral securing the repurchase agreements generally will be limited to U.S. government securities and cash. If the market value of the underlying obligations of a repurchase agreement declines, the counterparty must provide additional collateral so that at all times the value of the collateral is greater than the repurchase price of the underlying obligations. Nonetheless, should a counterparty become insolvent or otherwise default, there could be a delay before a Fund is able to liquidate the collateral, which would subject the collateral and the Fund to market risk during that period.

Risk of Limited Issuance
The issuance of FRNs by the U.S. Treasury is relatively new and the amount of supply is limited. There is no guarantee or assurance that: (i) the Floating Rate TreasuryFund will be able to invest in a desired amount of FRNs, (ii) the Floating Rate TreasuryFund will be able to buy FRNs at a desirable price, (iii) FRNs will continue to be issued by the U.S. Treasury, or (iv) FRNs will be actively traded. Any or all of the foregoing, should they occur, would negatively impact the Floating Rate TreasuryFund.

Sector Risks

Energy Sector Risk
The energy sector includes, for example, oil, gas, and consumable fuel companies. The energy sector can be significantly affected by, among other things, worldwide economic growth, worldwide demand, political instability in the Middle East, eastern Europe or other oil or gas producing regions, and volatile oil prices. Securities’ prices for these types of companies are affected by supply and demand, exploration and production spending, world events and economic conditions, swift price and supply fluctuations, energy conservation, the success of exploration projects, exchange rates, interest rates, increased competition and technological advances, liabilities for environmental damage and general civil liabilities and tax and other governmental

WisdomTree Trust Prospectus 113

regulatory policies. Companies in this sector may be subject to substantial government regulation and contractual fixed pricing, which may increase the cost of doing business and limit these companies’ earnings. A significant portion of revenues of these companies depends on a relatively small number of customers, including governmental entities and utilities. As a result, governmental budget constraints may have a material adverse effect on the stock prices of companies in this sector. Energy companies may also operate in or engage in transactions involving countries with less developed regulatory regimes or a history of expropriation, nationalization or other adverse policies. As the demand for, or prices of, energy increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, energy generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of a Fund and your investment.

Financials Sector Risk
The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis. These factors and events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

Industrials Sector Risk
The industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economic growth, government and corporate spending, supply and demand for specific products and manufacturing, rapid technological developments, international political and economic developments, environmental issues, and tax and governmental regulatory policies. As the demand for, or prices of, industrials increase, the value of a Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of a Fund and your investment.

Securitized Credit Securities Risk
Securitized Credit Securities are securities typically collateralized by pools of obligations or assets. The value of a Fund’s investments in Securitized Credit Securities (other than mortgage-backed securities), such as asset-backed securities, collateralized loan obligations and credit risk transfer securities, may be adversely affected by changes in interest rates (whether increasing or decreasing), factors concerning the interests in and structure of the issuer or originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds, or other credit or liquidity enhancements, and/or the market’s assessment of the quality of the underlying assets. Securitized Credit Securities can also be subject to the risk of default on the underlying assets, while also being subject to greater liquidity risk than other types of asset-backed securities, and a Fund could incur losses. Many Securitized Credit Securities are also subject to prepayment risk in a declining interest rate environment and extension risk in an increasing rate environment.

Shares of the Funds May Trade at Prices Other Than NAV
As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a Fund will not materially differ from a Fund’s NAV, there may be times when the market price and the NAV vary significantly, including due to timing reasons, perceptions about the NAV, supply and demand of a Fund’s shares (including disruptions in the creation/redemption process), during periods of market volatility and/or other factors. Thus, you may pay more (or less) than NAV when you buy shares of a Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market. If an investor purchases Fund shares at a time when the market price is at a premium to the NAV of the Fund’s shares or sells at a time when the market price is at a discount to the NAV of the Fund’s shares, an investor may sustain losses.

Short Sales Risk
The Duration Funds will, and the Managed Futures Strategy Fund may, engage in “short sale” transactions. A short sale involves the sale by a Fund of an instrument or security that it does not own with the hope of purchasing the same security at a later date at a lower price. Short sales are designed to profit from a decline in the price of a

114 WisdomTree Trust Prospectus

security or instrument. A Fund will lose value if the security or instrument that is the subject of a short sale increases in value. This is the opposite of traditional “long” investments where the value of the Fund increases as the value of a portfolio security or instrument increases. A Fund may enter into short positions in U.S. Treasuries as well as short derivative positions through futures contracts on U.S. Treasuries. The Managed Futures Strategy Fund may enter into a short derivative position through a futures contract, swap agreement, structured note, or short positions on currency forwards. If the price of the security or derivative that is the subject of a short sale increases, then a Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to a third party in connection with the short sale. The risk of loss on a shorted position arises from the increase in value of the security sold short and is potentially unlimited unlike the risk of loss on a long position, which is limited to the amount paid for the investment plus transaction costs. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a Fund. Further, in times of unusual or adverse economic, market or political conditions, the Fund may not be able to fully or partially implement its short selling strategy.

Sovereign Debt Risk
Each Fund, except the Duration Funds, Floating Rate Treasury Fund, Mortgage Plus Bond Fund, and Alternative Funds may invest a significant portion of its assets in sovereign debt. The Funds' investments in sovereign debt, which includes securities issued or guaranteed by a foreign sovereign government, present risks not associated with investments in other types of bonds. The issuer of the sovereign debt that controls the repayment of the debt may be unable or unwilling to repay principal or interest payments when due, and the Funds may have limited recourse against the issuing government or agency in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and a Fund’s NAV, may be more volatile than prices of U.S. bonds. In the past, governments of certain emerging market countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest, refused to honor their payment obligations on their sovereign debt, and restructured their indebtedness. The restructuring of sovereign debt may involve obtaining additional credit to finance outstanding obligations and the reduction or rescheduling of payments of interest and principal. As a holder of such sovereign debt, the Funds may be asked to participate in the restructuring of such sovereign indebtedness. There can be no assurance that such restructurings will result in the full repayment of the issuer’s sovereign debt.

Subsidiary Investment Risk
The WisdomTree Subsidiaries are not registered under the 1940 Act and are not subject to all of the investor protections of the 1940 Act. Thus, the Managed Futures Strategy Fund and Enhanced Commodity Strategy Fund (together, the “Managed Futures and Enhanced Funds”), as investors in the corresponding WisdomTree Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Managed Futures and Enhanced Funds and the WisdomTree Subsidiaries are organized, respectively, could result in the inability of a Fund and/or a WisdomTree Subsidiary to operate as intended and could negatively affect a Fund and its shareholders.

Tax Risk
The Managed Futures and Enhanced Funds expect to obtain exposure to the commodities markets by entering into commodity-linked derivative instruments, such as listed futures contracts, forward currency contracts, swaps and structured notes. The Managed Futures and Enhanced Funds each intend to invest in such commodity-linked derivative instruments, in whole or in part, indirectly through its WisdomTree Subsidiary. In order for a Fund to qualify as a RIC, a Fund must, amongst other requirements detailed in the SAI, derive at least 90% of its gross income each taxable year from “qualifying income.” Income from certain commodity-linked derivative instruments in which a Fund invests may not be considered qualifying income. To the extent a Fund makes direct investments in commodity-linked derivative instruments, it will seek to restrict the resulting income from such instruments so that, when combined with its other non-qualifying income, a Fund’s non-qualifying income is less than 10% of its gross income. A Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. Failure to comply with the qualifying income test would have significant negative tax consequences to Fund shareholders. Under certain circumstances, a Fund may be able to cure a failure to meet the qualifying income test, but in order to do so a Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) a Fund’s returns. Important tax information is described in more detail below in the section on “Additional Tax Information.”

WisdomTree Trust Prospectus 115

TBA Transactions Risk
The Interest Rate Hedged U.S. Aggregate Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund, Yield Enhanced U.S. Short-Term Aggregate Bond Fund and Mortgage Plus Bond Fund may enter into “TBA Transactions” for mortgage-backed securities. TBA Transactions are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. There can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Funds will still bear the risk of any decline in the value of the security to be delivered. Because TBA Transactions do not require the purchase and sale of identical securities, the characteristics of the security delivered to a Fund may be less favorable than the security delivered to the dealer. If the counterparty to a transaction fails to deliver the securities, a Fund could suffer a loss. At the time of its acquisition, a TBA security may be valued at less than the purchase price.

U.S. Treasury Exposure Risk
The methodology used to select U.S. Treasuries for the underlying Indexes of the Duration Funds (or U.S. Treasuries or U.S. Treasury futures, in the case of the Duration Funds) for different maturities within the short exposure could produce performance that is dissimilar from other U.S. Treasuries of similar maturities. For example, unique supply and demand conditions could create a market whereby selected U.S. Treasuries or positions trade either more or less expensively than other U.S. Treasuries or positions of the same maturity, which could negatively impact the performance of the Duration Funds.

Volatility Risk
The Managed Futures Strategy Fund is designed to capture the long-term economic benefits of rising or declining market trends. Frequent or significant short-term price movements could adversely impact the performance of the Fund. “Whipsaw” markets (as opposed to choppy or stable markets), in which significant price movements develop but then repeatedly reverse, could cause substantial losses due to prices moving against the Fund’s long or short positions (which are based on prior trends) and generally are not adjusted on an intra-month basis.

Yield Curve Risk
The Duration Funds and their underlying Indexes will have short exposure to U.S. Treasuries with different maturity dates and weightings. Interest rates do not change uniformly for U.S. Treasuries of differing lengths of maturity in response to market and economic conditions. For example, interest rates for shorter maturity U.S. Treasuries may rise or fall more or less than interest rates for longer maturity U.S. Treasuries and rates may rise for U.S. Treasuries of certain maturities but fall for U.S. Treasuries of different maturities. Changes in interest rates among U.S. Treasuries with different maturities could impact returns produced both by the long exposures and short exposures of the Index and Fund in different ways, which could lead to unexpected performance, including Fund losses. The methodology of each Duration Fund Index and the investment approach of the Duration Funds seek to address this risk, but are subject to the constraints of providing the desired overall interest rate profile and evolving market conditions, and there is no guarantee that any such risk will be reduced or the desired outcome will occur.

Additional Non-Principal Risk Information
Trading.
Although each Fund’s shares are listed for trading on NYSE Arca, Inc., NASDAQ or Cboe BZX Exchange, Inc. (each, a “Listing Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Listing Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. The trading market in a Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for a Fund’s holdings or due to irregular trading activity in the markets. Trading in shares may be halted due to market conditions or for reasons that, in the view of the Listing Exchange, make trading in shares inadvisable. In addition, trading in shares on the Listing Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Listing Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged or that Fund shares will trade with any volume, or at all, on any stock exchange.

Costs of Buying or Selling Shares.
Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to buy shares (the “bid” price) and the price at which an investor is

116 WisdomTree Trust Prospectus

willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity (including for the underlying securities held by a Fund), and is generally lower if a Fund’s shares have more trading volume and market liquidity and higher if a Fund’s shares have little trading volume and market liquidity. Further, a relatively small investor base in a Fund, asset swings in a Fund and/or increased market volatility may cause increased bid/ask spreads. Shares of the Funds, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling. Due to the costs of buying or selling Fund shares, including bid/ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

Securities Lending.
Although the Funds are indemnified by the Funds' lending agent for losses incurred in connection with a borrower’s default with respect to a loan, the Funds bears the risk of loss of investing cash collateral and may be required to make payments to a borrower upon return of loaned securities if invested collateral has declined in value. Furthermore, because of the risks in delay of recovery, a Fund may lose the opportunity to sell the securities at a desirable price, and the Fund will generally not have the right to vote securities while they are being loaned. These events could also trigger negative tax consequences for a Fund.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk.
The Funds have a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a prolonged and material premium or discount to NAV (or not trade at all) and possibly face trading halts and/or delisting: (i) APs exit the business, have a business disruption (including through the types of disruptions described under “Cybersecurity Risk” and “Operational Risk”) or otherwise become unable or unwilling to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business, have a business disruption (including through the types of disruptions described under “Cybersecurity Risk” and “Operational Risk”) or significantly reduce their business activities and no other entities step forward to perform their functions.

This risk may be heightened for Funds that invest in markets that require foreign securities settlement and/or because Authorized Participants may be required to post collateral in relation to securities settlement, which only certain Authorized Participants may be able to do.

Operational Risk.
The Funds and their service providers, including the Adviser, Sub-Adviser, administrator, custodian, and transfer agent, may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Funds. Although the Funds and their service providers seek to mitigate these operational risks through their internal controls and operational risk management processes, these measures may not identify or may be inadequate to address all such risks.

Portfolio Holdings Information
Information about each Fund’s daily portfolio holdings, including the identities and quantities of such portfolio holdings, is available at www.wisdomtree.com. In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year (August 31) and its second fiscal quarter (February 28) in its reports to shareholders. Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (November 30 and May 31, respectively) with the SEC in Part F of Form N-PORT no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov, or by calling WisdomTree Trust at 1-866-909-WISE (9473). A summarized description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the SAI.

WisdomTree Trust Prospectus 117

Management

Investment Adviser
As the investment adviser, WisdomTree Asset Management has overall responsibility for the general management and administration of the WisdomTree Trust (the “Trust”) and each of its separate investment portfolios called “Funds.” WisdomTree Asset Management is a registered investment adviser with offices located at 250 West 34th Street, 3rd Floor, New York, NY 10119, and is a leader in ETF management. As of November 30, 2021, WisdomTree Asset Management had assets under management totaling approximately $46.03 billion. WisdomTree Investments* is the parent company of WisdomTree Asset Management. WisdomTree Asset Management provides an investment program for each Fund. The Adviser provides proactive oversight of the Sub-Adviser, defined below, daily monitoring of the Sub-Adviser’s buying and selling of securities for each Fund, and regular review of the Sub-Adviser’s performance. In addition, the Adviser arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Funds to operate.

* “WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust.

For the fiscal year or period ended August 31, 2021, the Funds paid advisory fees to the Adviser, as a percentage of average daily net assets, in the amounts listed below.

Name of Fund	Management Fee
Bloomberg U.S. Dollar Bullish Fund	0.50%
Chinese Yuan Strategy Fund	0.45%
Emerging Currency Strategy Fund	0.55%
Emerging Markets Corporate Bond Fund	0.60%
Emerging Markets Local Debt Fund	0.55%
Floating Rate Treasury Fund	0.15%
Interest Rate Hedged High Yield Bond Fund	0.43%
Interest Rate Hedged U.S. Aggregate Bond Fund	0.23%
Mortgage Plus Bond Fund	0.45%
Yield Enhanced U.S. Aggregate Bond Fund	0.12%
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	0.12%
CBOE S&P 500 PutWrite Strategy Fund	0.44%
Managed Futures Strategy Fund	0.65% (1)
Alternative Income Fund	0.50%
Enhanced Commodity Strategy Fund	0.55%
(1)
The Fund's contractual Management Fee waiver, which limited the Management Fee to 0.65%, expired on December 31, 2020, and the Fund's Board of Trustees reduced the Fund's Management Fee to 0.65% effective January 1, 2021.

Under the Investment Advisory Agreement for each Fund, WisdomTree Asset Management has agreed to pay generally all expenses of each Fund, subject to certain exceptions. For a detailed description of the Investment Advisory Agreement for each Fund, please see the “Management of the Trust” section of the SAI. Pursuant to a separate contractual arrangement, WisdomTree Asset Management arranges for the provision of chief compliance officer (“CCO”) services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WisdomTree Asset Management receives a fee of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WisdomTree Asset Management provides CCO services to the Trust.

The basis for the Board of Trustees’ approval of the Advisory Agreement for each Fund (except Enhanced Commodity Strategy Fund and Alternative Income Fund) is available in the Trust’s Semi-Annual Report to Shareholders for the period ending February 28, 2021.

The basis for the Board of Trustees’ approval of the Enhanced Commodity Strategy Fund’s Investment Advisory Agreement is available in the Trust’s Semi-Annual Report to Shareholders for the period ending February 28, 2021. The basis for the Board of Trustees’ approval of the Alternative Income Fund’s Investment Advisory Agreement is available in the Trust’s Annual Report to Shareholders for the period ending August 31, 2021.

118 WisdomTree Trust Prospectus

WisdomTree Asset Management is also responsible for the general management and administration of each WisdomTree Subsidiary’s investment program pursuant to a separate investment advisory agreement between the Adviser and each WisdomTree Subsidiary. Under the advisory agreements, the Adviser provides each WisdomTree Subsidiary with the same type of management, for the same fee and under essentially the same terms, as is provided to the corresponding Fund. Each WisdomTree Subsidiary has also entered into separate contracts for the provision of custody, transfer agency, and accounting services with the same service providers that provide those services to the Funds.

Sub-Advisers
Mellon Investments Corporation (“Mellon”):
Mellon is responsible for the day-to-day management of each fund, except for the Voya IM Managed Funds and Newton Managed Funds (as defined below) (collectively, the “Mellon Funds”). Mellon, a registered investment adviser, is a leading innovator in the investment industry and manages global quantitative-based investment strategies for institutional and private investors. Its principal office is located at 201 Washington Street, Boston, MA 02108. As of November 30, 2021, Mellon had assets under management totaling approximately $825 billion. Mellon is an independently operated indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company. Mellon chooses each Fund’s portfolio investments and places orders to buy and sell the portfolio investments. WisdomTree Asset Management pays Mellon for providing sub-advisory services to the Mellon Funds.

Voya Investment Management Co., LLC (“Voya IM”):
Voya IM is responsible for the day-to-day management of the Mortgage Plus Bond Fund, Yield Enhanced U.S. Short-Term Aggregate Bond Fund, Interest Rate Hedged High Yield Bond Fund and the Emerging Markets Corporate Bond Fund (together, the “Voya IM Managed Funds”). Voya IM, a registered investment adviser, is a leading innovator in the investment industry and manages global quantitative-based investment strategies for institutional and private investors. Its principal office is located at 230 Park Avenue, New York, NY 10169. As of September 30, 2021, Voya IM had assets under management totaling approximately $257 billion. Voya IM is a wholly-owned indirect subsidiary of Voya Financial, Inc., a publicly traded financial holding company. Voya IM is responsible for the day-to-day management of each Voya IM Managed Fund. Voya IM chooses the portfolio investments of the Voya IM Managed Funds and places orders to buy and sell each such Fund’s portfolio investments. WisdomTree Asset Management pays Voya IM for providing sub-advisory services to the Voya IM Managed Funds.

Newton Investment Management North America, LLC (“Newton”):
Newton is responsible for the day-to-day management of the CBOE S&P 500 PutWrite Strategy Fund, Enhanced Commodity Strategy Fund and Managed Futures Strategy Fund (the “Newton Managed Funds”). Newton also serves as sub-adviser for each WisdomTree Subsidiary and is responsible for each WisdomTree Subsidiary’s day-to-day management. Newton chooses each WisdomTree Subsidiary’s portfolio investments and place orders to buy and sell each WisdomTree Subsidiary’s portfolio investments. Newton, a registered investment adviser, is an indirect subsidiary of BNY Mellon, a banking and financial services company. Its offices are located at 201 Washington Street, Boston, Massachusetts 02108. As of September 30, 2021, Newton’s assets under management totaled approximately $80.57 billion. Newton is part of a group of affiliated companies that provide investment advisory services under the brand name “Newton Investment Management.” Investment advisory services are provided in the United States by Newton and in the United Kingdom by Newton Investment Management Ltd. WisdomTree Asset Management pays Newton for providing sub-advisory services to the Newton Managed Funds.

All Funds.
The basis for the Board of Trustees’ approval of the Sub-Advisory Agreement for each Fund is available in the Trust’s Semi-Annual Report to Shareholders for the period ending February 28, 2021, except for Managed Futures Strategy Fund, Alternative Income Fund, CBOE S&P 500 PutWrite Strategy Fund, and Enhanced Commodity Strategy Fund, which is available in the August 31, 2021 Annual Report.

WisdomTree Asset Management, as the investment adviser for the Funds, may hire one or more sub-advisers to oversee the day-to-day activities of the Funds. The sub-advisers are subject to oversight by WisdomTree Asset Management. WisdomTree Asset Management and the Trust have received an exemptive order from the SEC that permits WisdomTree Asset Management, with the approval of the Independent Trustees of the Trust, to retain unaffiliated investment sub-advisers for each Fund, without submitting the sub-advisory agreement to a vote of the Fund’s shareholders. The Trust will notify shareholders in the event of any change in the identity of such sub-adviser or sub-advisers. WisdomTree Asset Management has ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee each sub-adviser and recommend their hiring, termination and replacement. WisdomTree Asset Management is not required to disclose fees paid to any sub-adviser retained pursuant to the order.

WisdomTree Trust Prospectus 119

Portfolio Managers

Mellon
Mellon utilizes teams of investment professionals acting together to manage the assets of each Fund sub-advised by Mellon (each, a “Mellon Managed Fund”). The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in each Fund’s portfolio as they deem appropriate in the pursuit of the Fund’s investment objective.

The individual members of the team who are jointly and primarily responsible for the day-to-day management of each Mellon Fund’s portfolio, except the Newton Managed Funds, are listed below.

David Nieman, a Vice President and Portfolio Manager, has been with the Sub-Adviser since 2013. Mr. Nieman is responsible for managing global aggregate, high yield and emerging market local currency funds, as well as duration hedged strategies. Prior to joining the Sub-Adviser, Mr. Nieman worked for State Street Global Advisors where he managed credit and interest rate strategies. Mr. Nieman earned a Master’s Degree in International Economics and Finance from Brandeis University and a Bachelor’s Degree in Economics from Brigham Young University.

Nancy Rogers, CFA, a Managing Director and Head of Fixed Income Index Portfolio Management, has been with the Sub-Adviser’s affiliates since 1987. Ms. Rogers is responsible for the management of domestic and international fixed income portfolios. Ms. Rogers earned an MBA in investments from Drexel University, holds a CFA designation and is a member of the CFA Institute and CFA Society of Pittsburgh.

Gregg Lee, CFA, is a senior portfolio manager responsible for domestic and international fixed income portfolios. He oversees the MBS/securitized sector and helps with the refinement and implementation of the portfolio management process. Mr. Lee also manages global aggregate portfolios, including all components and custom indexes, and fixed income ETFs. Previously, Mr. Lee managed and traded active fixed income portfolios, with an emphasis on MBS and asset-backed securities, and co-managed fixed income hedge funds. Prior to that, he served as head of fixed income trading, managed credit portfolios, worked in equity and multi-strategy portfolio management, and traded equities and derivatives. Mr. Lee joined the investment industry in 1989.
Mr. Lee earned a BS in managerial economics from the University of California at Davis. He holds the CFA
®
designation and is a member of the CFA Institute and CFA Society San Francisco.

The Alternative Income Fund is managed by Mellon’s Equity Index Strategies portfolio management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Funds’ portfolios are described below.

Marlene Walker-Smith, a Director, Head of Equity Index Portfolio Management, has been with the Sub-Adviser since 1995. Ms. Walker-Smith leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Previously, she served as an equity index portfolio manager and equity trader for the Sub-Adviser. Prior to joining the firm, Ms. Walker-Smith was a trader for Banc One Investment Advisors Corporation and a brokerage services manager for Mid Atlantic Capital Corporation. She has been in the investment industry since 1990. Ms. Walker-Smith earned an MBA in finance from the University of Pittsburgh and a BA in history and Russian from Washington & Jefferson College.

David France, CFA, a Vice President, has been with the Sub-Adviser since 2009. Mr. France is a senior portfolio manager and team manager in the equity index portfolio management group. He manages and leads a team of portfolio managers responsible for US and non-US equity index portfolios. Prior to joining the firm, he was an investment advisor with PNC Wealth Management. Previously, he worked as an investment analyst with Greycourt, an independent advisory firm serving wealthy families and foundations, and before that he held various fixed income and equity support positions at T. Rowe Price. He has been in the investment industry since 1995. Mr. France earned an MS in finance from Loyola University Maryland and a BSBA in accounting from Duquesne University. He holds the CFA
®
designation and is a member of CFA Institute and CFA Society Pittsburgh.

Todd Frysinger, CFA, a Vice President, has been with the Sub-Adviser since 2007. Mr. Frysinger is a senior portfolio manager and team manager in the equity index portfolio management group. He manages and leads a team of portfolio managers responsible for US and non-US equity index portfolios. Prior to joining the firm, Mr. Frysinger served as assistant portfolio manager for Mellon Financial Corporation’s Corporate Treasury

120 WisdomTree Trust Prospectus

group, managing fixed income investment portfolios. He has been in the investment industry since 1996. Mr. Frysinger earned an MS in finance from Boston College and a BS in finance and management from Elizabethtown College. He holds the CFA
®
designation and is a member of CFA Institute and CFA Society Pittsburgh.

Vlasta Sheremeta, CFA, a Vice President, has been with the Sub-Adviser since 2011. Ms. Sheremeta is a senior portfolio manager and team manager in the equity index portfolio management group. She manages and leads a team of portfolio managers responsible for US and non-US equity index portfolios. Prior to joining the firm, she provided trade execution support to the FX trading desk at BNY Mellon. She has been in the investment industry since 2010. Ms. Sheremeta earned an MBA from Carnegie Mellon University and a BS in business administration from the University of Pittsburgh. She holds the CFA
®
designation and is a member of the CFA Institute and the CFA Society of Pittsburgh.

Michael Stoll, a Vice President, has been with the Sub-Adviser since 2005. Mr. Stoll is a senior portfolio manager and team manager in equity index portfolio management group. He manages and leads a team of portfolio managers responsible for US and non-US equity index portfolios. Prior to joining the firm, he was a senior manager in consulting engineering at Northgate Environmental Management. He has been in the investment industry since 2005. Mr. Stoll earned an MBA and an MS in geotechnical engineering from the University of California at Berkeley and a BS in civil engineering from the University of California at Irvine.

Voya IM
The Yield Enhanced U.S. Short-Term Aggregate Bond Fund is managed by Voya IM’s Multi-Sector Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Sean Banai, CFA, Head of Portfolio Management, joined Voya IM in 1999. Prior to that, Mr. Banai was a partner in a private sector company.

Bob Kase, CFA, Senior Portfolio Manager, joined Voya IM in 2007. Prior to that, Mr. Kase managed corporate, ABS and CMBS for SunTrust Bank.

Randall Parrish, CFA, Head of Credit and Senior High Yield Portfolio Manager, joined Voya IM in 2001. Prior to that, Mr. Parrish was a corporate banker in leveraged finance with Sun Trust Bank and predecessors to Bank of America.

Dave Goodson, Head of Securitized Investments and Senior Portfolio Manager, joined Voya IM in 2002. Prior to that, Mr. Goodson was a principal at an independent investment bank focused on asset-backed commercial paper transactions.

Brian Timberlake, CFA, PhD, Head of Fixed Income Research, joined Voya IM in 2003. Previously, Mr. Timberlake was the head of quantitative research where he helped develop an integrated, automated tool for interest rate hedging, created multifactor risk models, and was integral to the design and monitoring of customized client portfolios.

The Emerging Markets Corporate Bond Fund is managed by Voya IM’s Emerging Markets Debt Team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Anil Katarya, CFA, Portfolio Manager, Global Head of the Investment Grade Credit Team, joined Voya IM in 2000 and is responsible for managing the credit allocation for external client business across multi-sector and credit portfolios.

Anthony A. Routh, Portfolio Manager, Emerging Markets Debt, joined Voya IM in 2006 and is responsible for managing EM Hard Currency assets. Prior to that, Mr. Routh was a portfolio manager for the structured finance team, covering non-agency mortgages and asset-backed securities.

The Mortgage Plus Bond Fund is managed by Voya IM’s Securitized Credit and Agency RMBS Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Mortgage Plus Bond Fund's portfolio are described below.

Dave Goodson, Head of Securitized Investments, is head of securitized fixed income and a senior portfolio manager for Voya IM’s non-agency and agency mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities strategies. Prior to joining Voya IM, he was a principal at an independent

WisdomTree Trust Prospectus 121

investment bank focused on asset-backed commercial paper transactions. Mr. Goodson began his career as a vice president in Wachovia Securities’ asset-backed finance group, marketing and executing securitizations for the bank’s corporate clients. He received a BS in management from the Georgia Institute of Technology.

Jonathan Abshire, CFA, Portfolio Manager, Structured Finance, is a portfolio manager on the non-agency RMBS and ABS securities team at Voya IM, focusing on European ABS. Previously, Mr. Abshire completed a four-year expatriate assignment with the European ABS team in the Netherlands, overseeing a €9 billion structured finance portfolio. Mr. Abshire began his career with Voya IM in the structured finance group, working on the non-agency RMBS and credit card ABS portfolios. Prior to joining Voya IM, Mr. Abshire worked as an intern for Merrill Lynch and UBS. He received a BBA with a concentration in finance from the Goizueta Business School at Emory University and holds the Chartered Financial Analyst
®
designation.

Jeff Dutra, CFA, Senior Portfolio Manager, Structured Finance, is a senior portfolio manager for Voya IM, primarily responsible for the mortgage-backed securities/collateralized mortgage obligation portfolios. Previously, he ran the operations and accounting groups at Voya IM, responsible for financial derivatives and mortgage derivatives. Mr. Dutra received a BA in mathematics from the University of South Florida and an MBA from the University of Tampa. He holds the Chartered Financial Analyst
®
designation.

Justin McWhorter, CFA, CPA, Portfolio Manager, Structured Finance, is a senior portfolio manager at Voya IM with the majority of his investment experience specializing in agency mortgage-backed securities and collateralized mortgage obligations. Currently he manages several mortgage-only funds in addition to the agency mortgage sleeves of multi-sector fixed income products for Voya IM. Current and previous areas of focus include mortgage derivatives, agency debentures, mortgage repurchase agreements, dollar rolls, and the mortgage financing desk. He has earned his BS and MA from the University of Georgia and holds both the Chartered Financial Analyst
®
and Certified Public Accountant designations.

The Interest Rate Hedged High Yield Bond Fund is managed by Voya IM High Yield Portfolio Management team. The individual members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are described below.

Randall Parrish, CFA, Head of Credit and Senior High Yield Portfolio Manager, joined Voya IM in 2001. As head of credit, Randy oversees the high yield, investment grade and emerging market teams. Previously, Randy was head of high yield and served as a portfolio manager and analyst on the high yield team since joining Voya in 2001. Prior to joining the firm, he was a corporate banker in leveraged finance with SunTrust Bank and predecessors to Bank of America. Randy received a BBA in business administration from the University of Georgia and holds the Chartered Financial Analyst
®
designation

Rick Cumberledge, CFA, Head of High Yield and Senior High Yield Portfolio Manager, joined Voya IM in 2007. Prior to joining Voya IM, Mr. Cumberledge was a senior high-yield credit analyst at Federated Investors from 2001 to 2007.

Newton
Newton utilizes teams of investment professionals acting together to manage the assets of the Newton Managed Funds. The individual members of the team who are jointly and primarily responsible for the day-to-day management of each Newton Managed Funds’ portfolio, are listed below.

Vassilis Dagioglu is a Managing Director and the Head of Asset Allocation Portfolio Management at Newton since September 2021. Prior thereto, Mr. Dagioglu served as the head of asset allocation portfolio management at Mellon, overseeing the team responsible for global multi-asset strategies including total return, absolute return, multi-asset income, global macro, and commodities. Previously at Mellon, Mr. Dagioglu managed multi-asset portfolios in addition to developing custom portfolio solutions. Prior to joining Mellon, Mr. Dagioglu designed and implemented financial information systems and consulted on enterprise information application development at IBM Global Services and Sybase. Mr. Dagioglu has been in the investment industry since 1998. Mr. Dagioglu received an MBA in finance from the University of California at Berkeley.

122 WisdomTree Trust Prospectus

James Stavena is a Managing Director and Portfolio Manager of Newton’s Asset Allocation Portfolio Management team since September 2021. Prior thereto, Mr. Stavena was a managing director and portfolio manager, asset allocation, with Mellon. He received his M.B.A. from Rice University and has over 30 years of investment experience.

Dimitri Curtil is a Managing Director, Asset Allocation Portfolio Management, and Leader, Systematic Multi-Asset Products and Solutions at Newton since September 2021. Prior thereto, Mr. Curtil was Chief Investment Officer, Head of Multi-Asset research at Mellon. He received a B.Sc. and M.Sc. degree from Zurich Federal Institute of Technology and an M.Sc. degree from Imperial College.

Torrey Zaches is a Portfolio Manager, Asset Allocation Portfolio Management at Newton since September 2021. Prior thereto, Mr. Zaches was a director and portfolio manager, asset allocation, with Mellon. Mr. Zaches earned an MBA from the University of Southern California and a BA in economics from the University of California at Santa Barbara. He holds the CFA
®
designation and is a member of the CFA Institute.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds.

WisdomTree Trust Prospectus 123

Additional Information on Buying and Selling Fund Shares

Most investors will buy and sell shares of the Funds in secondary market transactions through broker-dealers at market prices. Shares of the Funds trade on the Listing Exchange and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker, most investors will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for Shares. Shares of the Funds trade under the trading symbols listed on the cover of this Prospectus.

Share Trading Prices
Transactions in Fund shares will be priced at NAV only if you are an institutional investor (
e.g.
, broker-dealer) that has signed an agreement with the Distributor (as defined below) and you thereafter purchase or redeem shares directly from a Fund in Creation Units. As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

Determination of Net Asset Value
The NAV of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the Listing Exchange, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments.

Fair value pricing is used by the Funds when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (
e.g.
, government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Dividends and Distributions
Each of the Fixed Income Funds intends to pay out dividends, if any, on a monthly basis. Nonetheless, each Fund may not make a dividend payment every month. The Currency Strategy Funds and the Alternative Funds (except Alternative Income Fund) intend to pay out dividends, if any, on an annual basis. The Alternative Income Fund expects to pay out dividends, if any, on a quarterly basis.

Each Fund intends to distribute its net realized capital gains to investors annually. The Funds occasionally may be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Book Entry
Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of each Fund.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book-entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

124 WisdomTree Trust Prospectus

Delivery of Shareholder Documents – Householding
Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares
The Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Creation Units of Fund shares. Since the Funds are ETFs, only APs are authorized to purchase and redeem shares directly from the Funds. Because purchase and redemption transactions with APs are an essential part of the ETF process and may help keep ETF trading prices in line with NAV, each Fund accommodates frequent purchases and redemptions by APs. Frequent purchases and redemptions for cash may increase index tracking error and portfolio transaction costs and may lead to the realization of capital gains. Frequent in-kind creations and redemptions generally do not give rise to these concerns. Each Fund reserves the right to reject any purchase order at any time. Each Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

Investments by Investment Companies
Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) of the 1940 Act subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust or rule under the 1940 Act, including that such investment companies (“Investing Funds”) enter into an agreement with the Funds. With respect to the Alternative Income Fund, which invests in Underlying Funds, Investing Funds must adhere to the limits set forth in Section 12(d)(1) of the 1940 Act when investing in the Alternative Income Fund.

WisdomTree Trust Prospectus 125

Additional Tax Information

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state, and local tax laws.

Each Fund intends to qualify each year for treatment as a RIC. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and consequently a reduction in income available for distribution to shareholders.

Unless you are a tax-exempt entity or your investment in Fund shares is made through tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

■	A Fund makes distributions;

■	You sell Fund shares; and

■	You purchase or redeem Creation Units (APs only).

Taxes on Distributions
For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the assets that generated them, rather than how long a shareholder has owned Fund shares. Sales of assets held by a Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by a Fund for one year or less generally result in short-term capital gains and losses. Distributions of a Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. For non-corporate shareholders, long-term capital gains are generally subject to tax at reduced rates. Distributions of short-term capital gain will generally be taxable as ordinary income. Distributions reported by a Fund as “qualified dividend income” are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that a Fund received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. However, to the extent a Fund lends its securities and receives substitute dividend payments, such payments are not expected to generate qualified dividend income when distributed to shareholders. Since each Fund’s income is derived primarily from investments other than stock of U.S. corporations, it is not expected that dividends paid by the Funds will qualify for the reduced rates applicable to qualified dividend income for individual shareholders or the dividends received deduction for corporate shareholders.

Under recently issued final Treasury Regulations, a RIC that receives business interest income may pass through its net business interest income for purposes of the tax rules applicable to the interest expense limitations under Section 163(j) of the Code. A RIC’s total “Section 163(j) Interest Dividend” for a tax year is limited to the excess of the RIC’s business interest income over the sum of its business interest expense and its other deductions properly allocable to its business interest income. A RIC may, in its discretion, designate all or a portion of ordinary dividends as Section 163(j) Interest Dividends, which would allow the recipient shareholder to treat the designated portion of such dividends as interest income for purposes of determining such shareholder’s interest expense deduction limitation under Section 163(j). This can potentially increase the amount of a shareholder’s interest expense deductible under Section 163(j). In general, to be eligible to treat a Section 163(j) Interest Dividend as interest income, you must have held your shares in a Fund for more than 180 days during the 361-day period beginning on the date that is 180 days before the date on which the share becomes ex-dividend with respect to such dividend. Section 163(j) Interest Dividends, if so designated by a Fund, will be reported to your financial intermediary or otherwise in accordance with the requirements specified by the Internal Revenue Service (“IRS”).

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, but declared by a Fund in October, November or December of the previous year, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from

126 WisdomTree Trust Prospectus

income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares).

Dividends and distributions from the Funds and capital gain on the sale of Fund shares are generally taken into account in determining a shareholder’s “net investment income” for purposes of the 3.8% tax on net investment income applicable to certain individuals, estates and trusts.

A Fund may include cash when paying the redemption price for Creation Units in addition to, or in place of, the delivery of a basket of securities. A Fund and/or its WisdomTree Subsidiary may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause such Funds to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, such Funds may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used.

Certain positions undertaken by the Funds, including its variable hedging strategy and its use of derivatives may result in “straddles” for federal income tax purposes. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a Fund that did not engage in such transactions.

Distributions (other than Capital Gain Dividends) paid to shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies, but Capital Gain Dividends generally are not subject to U.S. taxation, unless you are a nonresident alien individual who is physically present in the United States for 183 days or more per year. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest related dividend” or a “short term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Different tax consequences may result if you are a non-U.S. shareholder engaged in a trade or business within the United States.

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as “buying a dividend” and should be avoided by taxable investors.

The Fund (or your broker) will inform you of the amount and character of any distributions shortly after the close of each calendar year.

The Alternative Income Fund may invest in REITs. “Qualified REIT dividends” (
i.e.,
ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) are eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). Distributions by a Fund to its shareholders that are attributable to qualified REIT dividends received by such Fund and which such Fund properly reports as “section 199A dividends,” are treated as “qualified REIT dividends” in the hands of non-corporate shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying RIC shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

REITs in which a Fund invests often do not provide complete and final tax information to the Funds until after the time that the Funds issue a tax reporting statement. As a result, a Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, a Fund (or its administrative agent) will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

The Funds (or financial intermediaries, such as brokers, through which shareholders own Fund shares) generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

WisdomTree Trust Prospectus 127

Taxes When You Sell Fund Shares
Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if you held the shares you sold for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as a long-term capital loss to the extent of Capital Gain Dividends paid with respect to such shares. The ability to deduct capital losses may be limited depending on your circumstances.

Taxes on Creation and Redemption of Creation Units
An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes that exchanges securities for Creation Units generally will recognize a gain or loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any amount of cash received by the Authorized Participant in the exchange and (ii) the sum of the exchanger’s aggregate basis in the securities surrendered and any amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate U.S. dollar market value of the securities plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss that is realized upon an exchange of securities for Creation Units may not be permitted to be currently deducted under the rules governing “wash sales” (for a person who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position.

Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for non-U.S. currency will generally be treated as ordinary income or loss. Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for securities, or upon a redemption of Creation Units, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon an issuance of Creation Units in exchange for securities will generally be treated as long-term capital gain or loss if the securities have been held for more than one year. Any capital gain or loss realized upon the redemption of a Creation Unit will generally be treated as long-term capital gain or loss if the Fund shares comprising the Creation Unit have been held for more than one year. Otherwise, such capital gains or losses are treated as short-term capital gains or losses.

A person subject to U.S. federal income tax with the U.S. dollar as its functional currency who receives non-U.S. currency upon a redemption of Creation Units and does not immediately convert the non-U.S. currency into U.S. dollars may, upon a later conversion of the non-U.S. currency into U.S. dollars, recognize any gains or losses resulting from fluctuations in the value of the non-U.S. currency relative to the U.S. dollar since the date of the redemption. Any such gains or losses will generally be treated as ordinary income or loss.

Persons exchanging securities or non-U.S. currency for Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rules apply and when a loss might be deductible. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fund shares you purchased or redeemed and at what price.

Foreign Investments by the Fund
Dividends, interest and other income received by a Fund and/or its WisdomTree Subsidiary with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Funds may need to file special claims for refunds to secure the benefits of a reduced rate. If as of the close of a taxable year more than 50% of the total assets of a Fund consist of stock or securities of foreign corporations, the Fund intends to elect to “pass through” to investors the amount of foreign income and similar taxes (including withholding taxes) paid by the Fund during that taxable year. If a Fund elects to “pass through” such foreign taxes, then investors will be considered to have received as additional income their respective shares of such foreign taxes, but may be entitled to either a corresponding tax deduction in calculating taxable income, or, subject to certain limitations, a credit in calculating federal income tax.

The foregoing discussion summarizes some of the consequences under current U.S. federal income tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in a Fund under all applicable tax laws.

Commodity Investments
One of the requirements for qualification as a RIC under Subchapter M of the Code is that each Fund must derive at least 90% of its gross income for each taxable year from “qualifying income.” Qualifying income includes dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of

128 WisdomTree Trust Prospectus

stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership (the “90% Test”).

In 2006, the IRS issued a revenue ruling which concludes that income derived from certain commodity-linked swaps is not qualifying income under Subchapter M of the Code. In a subsequent revenue ruling, the IRS provided that income from certain alternative investments that create commodity exposure, such as certain commodity index-linked or structured notes, may be considered qualifying income under Subchapter M of the Code. The Managed Futures and Enhanced Funds, however, will invest in certain commodity-linked notes only to the extent it obtains an opinion of counsel confirming that income from such investments should be qualifying income. However, a Fund may generate more non-qualifying income than anticipated, may not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income requirement, or may not be able to accurately predict the non-qualifying income from these investments. Accordingly, the extent to which a Fund invests in commodities or commodity-linked derivative instruments directly may be limited by the requirements of Subchapter M of the Code, which each Fund must continue to satisfy to maintain its status as a RIC. Failure to comply with such requirements would have significant negative tax consequences to Fund shareholders. Under certain circumstances, a Fund may be able to cure a failure to meet the qualifying income requirement, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

In addition, a RIC may gain exposure to commodities through investment in a qualified publicly traded partnership, such as an ETF that is classified as a partnership or trust and which invests in commodities, or through investment in a wholly-owned subsidiary that is treated as a controlled foreign corporation (a “CFC”) for federal income tax purposes, such as a WisdomTree Subsidiary. References herein to “the WisdomTree Subsidiary” refer to the applicable WisdomTree Subsidiary of the Managed Futures Strategy Fund and the Enhanced Commodity Strategy Fund. A U.S. person, including a Fund, who owns (directly or indirectly) 10% or more of the total combined voting power of all classes of stock of 10% or more of the total value of shares of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of the CFC provisions of the Code. A CFC is a foreign corporation that, on any day of its taxable year, is owned (directly, indirectly, or constructively) more than 50% (measured by voting power or value) by U.S. Shareholders. Because of their investments in the WidsomTree Subsidiary, the Managed Futures and Enhanced Funds' are U.S. Shareholders in a CFC. As U.S. Shareholders, the Managed Futures and Enhanced Funds are required to include in gross income for U.S. federal income tax purposes for each taxable year their pro rata share of the CFC's “Subpart F” income (discussed further below) and any “global intangible low-taxed income” or ("GILTI") for the CFC's taxable year ending within the Managed Futures and Enhanced Funds’ taxable years whether or not such income is actually distributed by the CFC. GILTI generally includes the active operating profits of the CFC, reduced by a deemed return on the tax basis of the CFC’s depreciable tangible assets. The Managed Futures and Enhanced Funds’ investments in the WisdomTree Subsidiary are expected to provide the Managed Futures and Enhanced Funds with exposure to the commodities markets within the limitations of the federal tax requirements of the Code. The “Subpart F” income (defined in Section 951 of the Code to include passive income, including from commodity-linked derivatives) of the Managed Futures and Enhanced Funds attributable to its investment in the WisdomTree Subsidiary is “qualifying income” to the Managed Futures and Enhanced Funds to the extent that such income is derived with respect to the Managed Futures and Enhanced Funds’ business of investing in stock, securities or currencies and, as a result, the Managed Futures and Enhanced Funds expect its “Subpart F” income attributable to its investment in the WisdomTree Subsidiary to be treated as “qualifying income”. The Adviser intends to conduct the Fund’s investments in the WisdomTree Subsidiary in a manner consistent with the terms and conditions of the applicable Treasury Regulations, and will monitor the Managed Futures and Enhanced Funds’ investments in the WisdomTree Subsidiary to ensure that no more than 25% of the Fund’s assets are invested in the WisdomTree Subsidiary.

Subpart F income and GILTI are treated as ordinary income, regardless of the character of the CFC’s underlying income. Net losses incurred by a CFC during a tax year do not flow through to a Fund and thus will not be available to offset income or capital gain generated from a Fund’s other investments. In addition, net losses incurred by a CFC during a tax year generally cannot be carried forward by the CFC to offset gains realized by it in subsequent taxable years. To the extent the Managed Futures and Enhanced Funds invest in the WisdomTree Subsidiary and recognize “Subpart F” income or GILTI in excess of actual cash distributions from the WisdomTree Subsidiary, if any, such Funds may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to their shareholders all of their income and gains and therefore to eliminate any tax liability at the Fund level.

WisdomTree Trust Prospectus 129

Recognition of any “Subpart F” income or GILTI from an investment in the WisdomTree Subsidiary will increase the Managed Futures and Enhanced Funds' tax bases in the WisdomTree Subsidiary. Distributions by the WisdomTree Subsidiary to the Managed Futures and Enhanced Funds, including in redemption of the WisdomTree Subsidiary’s shares, will be tax free, to the extent of the WisdomTree Subsidiary’s previously undistributed “Subpart F” income or GILTI, and will correspondingly reduce the Managed Futures and Enhanced Funds' tax bases in the WisdomTree Subsidiary, and any distributions in excess of the Managed Futures and Enhanced Funds’ tax bases in the WisdomTree Subsidiary will be treated as realized gain. Any losses with respect to the Managed Futures and Enhanced Funds' shares of the WisdomTree Subsidiary will not be currently recognized. The Managed Futures and Enhanced Funds' investment in the WisdomTree Subsidiary will potentially have the effect of accelerating the Funds' recognition of income and causing their income to be treated as ordinary income, regardless of the character of the WisdomTree Subsidiary’s income. If a net loss is realized by the WisdomTree Subsidiary, such loss is generally not available to offset the income earned by the Managed Futures and Enhanced Funds. In addition, the net losses incurred during a taxable year by the WisdomTree Subsidiary cannot be carried forward by the WisdomTree Subsidiary to offset gains realized by it in subsequent taxable years. The Managed Futures and Enhanced Funds will not receive any credit in respect of any non-U.S. tax borne by the WisdomTree Subsidiary.

The extent to which the Managed Futures and Enhanced Funds invest in commodities or commodity-linked derivatives directly or through the WisdomTree Subsidiary may be limited by the 90% Test, which the Fund must continue to satisfy to maintain its status as a RIC. As such, the Managed Futures and Enhanced Funds might cease to qualify as a RIC or could be required to reduce the exposure to such investments, which may result in difficulty in implementing the Fund’s investment strategy. If a Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. If a Fund were to fail to qualify as a RIC in any year, it would be required to pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Under certain circumstances, a Fund may be able to cure a failure to qualify as a RIC, but in order to do so the Fund may incur significant Fund-level taxes and may be forced to dispose of certain assets. If a Fund were to fail to qualify as a RIC for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year. A failure to qualify as a RIC could cause investors to incur higher tax liabilities than they otherwise would have incurred and could have a negative impact on Fund returns. In such event, a Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies.

Changes in the laws of the United States and/or the Cayman Islands, under which the Managed Futures and Enhanced Funds and the WisdomTree Subsidiary is organized, respectively, could result in the inability of the Fund and/or the WisdomTree Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the WisdomTree Subsidiary. If Cayman Islands law changes such that the WisdomTree Subsidiary must pay Cayman Islands governmental authority taxes, the Managed Futures and Enhanced Funds’ shareholders would likely suffer decreased investment returns. There remains a risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked notes, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Managed Futures and Enhanced Funds’ taxable income or gains and distributions.

Foreign Currency Investments by the Funds
As described above, each Fund intends to qualify as a RIC as defined in Section 851 of the Code. Gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies generally are included as qualifying income in applying the 90% Test described above. It should be noted, however, that for purposes of the 90% Test, the Secretary of the Treasury is authorized to issue Treasury Regulations that would exclude from qualifying income foreign currency gains which are not directly related to a RIC’s principal business of investing in stock or securities (or options and futures with respect to stock or securities). No Treasury Regulations have been issued pursuant to this authorization. It is possible, however, that such Treasury Regulations may be issued in the future and that such Treasury Regulations could have a negative impact on a Fund’s ability to qualify as a RIC.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer’s functional currency (
i.e.
, unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not “regulated futures

130 WisdomTree Trust Prospectus

contracts,” and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are subject to special treatment. In general, any such gains or losses will increase or decrease the amount of a Fund’s net investment income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund’s net capital gains. Additionally, if such losses exceed other investment income during a taxable year, the Fund would not be able to make any ordinary dividend distributions.

Distribution

Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor’s principal address is Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

Premium/Discount and NAV Information

Information regarding a Fund’s NAV and how often shares of each Fund traded on the Listing Exchange at a price above (
i.e.
, at a premium) or below (
i.e.
, at a discount) the NAV of the Fund during the past calendar year and most recent calendar quarter is available at www.wisdomtree.com.

Additional Notices

Listing Exchange
Shares of the Funds are not sponsored, endorsed, or promoted by the Listing Exchange. The Listing Exchange makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Index or the ability of any Index identified herein to track stock market performance. The Listing Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Index, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Listing Exchange has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing, or trading of the shares of the Fund.

The Listing Exchange does not guarantee the accuracy and/or the completeness of any Index or any data included therein. The Listing Exchange makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Funds, owners of the shares, or any other person or entity from the use of the index or any data included therein. The Listing Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Index or any data included therein. Without limiting any of the foregoing, in no event shall the Listing Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

WisdomTree and the Funds
WisdomTree Investments and WisdomTree Asset Management (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or, with respect to the Index Funds, the ability of any Index to track general stock market performance. WisdomTree Investments is the licensor of certain Indexes, trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the Indexes. WisdomTree Investments is not responsible for, and has not participated in, the determination of the timing, prices, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of any Index or the data included therein and shall have no liability in connection with any Index or Index calculation. An Index’s past performance is not necessarily an indication of how the Index will perform in the future. WisdomTree Investments has contracted with an independent calculation agent to calculate each Index.

Bloomberg
BLOOMBERG
®
is a trademark and service mark of Bloomberg Finance L.P. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”) (collectively, “Bloomberg”), or Bloomberg’s licensors own all proprietary rights in Bloomberg Dollar Total Return Index, Bloomberg US Treasury Floating Rate Bond Index,

WisdomTree Trust Prospectus 131

Bloomberg Rate Hedged U.S. Aggregate Bond Index, Zero Duration, Bloomberg U.S. Aggregate Enhanced Yield Index, and the Bloomberg U.S. Aggregate Index (the “Bloomberg Indexes”).

Bloomberg is not the issuer or producer of each applicable Fund and Bloomberg does not have any responsibilities, obligations or duties to investors in each applicable Fund. The Bloomberg Indexes are licensed for use by WisdomTree Trust as the Issuer of each applicable Fund. The only relationship of Bloomberg with the Issuer in respect of the Bloomberg Indexes is the licensing of the Bloomberg Indexes, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Funds or the owners of each applicable Fund.

Additionally, WisdomTree Trust, on behalf of the applicable Funds, may for itself execute transaction(s) with Bloomberg in or relating to the Bloomberg Indexes in connection with each applicable Fund. Investors acquire the Funds from WisdomTree Trust and investors neither acquire any interest in the Bloomberg Indexes nor enter into any relationship of any kind whatsoever with Bloomberg upon making an investment in the applicable Fund. Each applicable Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, regarding the advisability of investing in the applicable Funds or the advisability of investing in securities generally or the ability of the Bloomberg Indexes to track corresponding or relative market performance. Bloomberg has not passed on the legality or suitability of each applicable Fund with respect to any person or entity. Bloomberg is not responsible for or has participated in the determination of the timing of, prices at, or quantities of the Funds to be issued. Bloomberg does not have any obligation to take the needs of the Issuer or the owners of each applicable Fund or any other third party into consideration in determining, composing or calculating the Index. Bloomberg does not have any obligation or liability in connection with administration, marketing or trading of each applicable Fund.

The licensing agreement between WisdomTree Investments and Bloomberg is solely for the benefit of WisdomTree Investments and Bloomberg and not for the benefit of the owners of the applicable Fund, investors or other third parties.

BLOOMBERG SHALL NOT HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG INDEXES OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG INDEXES. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG INDEXES OR ANY DATA INCLUDED THEREIN. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG INDEXES OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG INDEXES, AND BLOOMBERG SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO THE BLOOMBERG INDEXES. BLOOMBERG SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS, EVEN IF ADVISED OF THE POSSIBLITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG INDEXES OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO EACH APPLICABLE FUND.

None of the information supplied by Bloomberg and used in this publication may be reproduced in any manner without the prior written permission of Bloomberg.

Gapstow Capital Partners L.P.
The Alternative Income Fund’s underlying Index, the Gapstow Liquid Alternative Credit Index (the “Gapstow Index”) is a registered service mark of Gapstow Capital Partners L.P. and has been licensed for use by WisdomTree Asset Management and WisdomTree Trust as the issuer of the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Gapstow Capital Partners L.P., and it makes no representation regarding the advisability of investing in the Fund. GAPSTOW CAPITAL PARTNERS L.P. AND ITS AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND. Gapstow contracts with a calculation agent to independently calculate and publish the Gapstow Index, and Gapstow cannot assure its accuracy. The publication of the Gapstow Index does not constitute a recommendation by Gapstow Capital Partners L.P. to invest in the Fund. Gapstow Capital Partners L.P. offers no guarantee or assurance with regard to the results of using the Gapstow Index.

132 WisdomTree Trust Prospectus

SPDJI and Cboe
The Cboe S&P 500 PutWrite Index (the “Index”) is a product of SPDJI and Cboe, and has been licensed for use by WisdomTree. Standard & Poor’s
®
and S&P
®
are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). Cboe’s Trademark is a trademark of Cboe. The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by WisdomTree. The CBOE S&P 500 PutWrite Strategy Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”) or Cboe. Neither S&P Dow Jones Indices nor Cboe make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices and Cboe’s only relationship to WisdomTree with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices or Cboe without regard to WisdomTree or the Fund. S&P Dow Jones Indices and Cboe have no obligation to take the needs of WisdomTree or the owners of the Fund into consideration in determining, composing or calculating the Index. Neither S&P Dow Jones Indices nor Cboe are responsible for and have not participated in the determination of the prices, and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices and Cboe have no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

NEITHER S&P DOW JONES INDICES NOR CBOE GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES AND CBOE SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES AND CBOE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY WISDOMTREE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES OR CBOE BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND WISDOMTREE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

Financial Highlights

The financial highlights table is intended to help you understand each Fund's financial performance for the past five fiscal years or, if shorter, the period since a Fund’s inception. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the respective Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available upon request.

WisdomTree Trust Prospectus 133

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Bloomberg U.S. Dollar Bullish Fund	For the Year Ended August 31, 2021		For the Year Ended August 31, 2020		For the Year Ended August 31, 2019		For the Year Ended August 31, 2018		For the Year Ended August 31, 2017
Net asset value, beginning of year	$26.23		$28.11		$26.73		$25.64		$26.34
Investment operations:
Net investment income (loss) 1	(0.12)		0.05		0.47		0.21		0.00	2
Net realized and unrealized gain (loss)	(0.37)		(1.11)		1.15		0.88	*	(0.70)
Total from investment operations	(0.49)		(1.06)		1.62		1.09		(0.70)
Dividends to shareholders:
Net investment income	(0.17)		(0.82)		(0.24)		—		—
Net asset value, end of year	$25.57		$26.23		$28.11		$26.73		$25.64
TOTAL RETURN 3	(1.85)%		(3.87)%		6.09%		4.25	% 4	(2.66)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$143,168		$83,951		$44,974		$90,884		$138,462
Ratios to average net assets of:
Expenses	0.50	% 5,6	0.50	% 5,6	0.50	% 5,6	0.50	% 5,6	0.50%
Net investment income (loss)	(0.45	)% 6	0.19	% 6	1.71	% 6	0.83	% 6	0.00	% 7
Portfolio turnover rate 8	55	% 9	266	% 9	23	% 9	0%		0%

WisdomTree Chinese Yuan Strategy Fund	For the Year Ended August 31, 2021		For the Year Ended August 31, 2020		For the Year Ended August 31, 2019		For the Year Ended August 31, 2018		For the Year Ended August 31, 2017
Net asset value, beginning of year	$25.80		$24.80		$25.49		$25.54		$24.42
Investment operations:
Net investment income (loss) 1	(0.11)		0.15		0.47		0.24		0.02
Net realized and unrealized gain (loss)	2.27		1.36		(0.87)		(0.29)		1.10
Total from investment operations	2.16		1.51		(0.40)		(0.05)		1.12
Dividends to shareholders:
Net investment income	(0.11)		(0.51)		(0.29)		—		—
Net asset value, end of year	$27.85		$25.80		$24.80		$25.49		$25.54
TOTAL RETURN 3	8.39%		6.16%		(1.59)%		(0.20)%		4.59%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$43,166		$24,507		$26,044		$31,861		$38,312
Ratios to average net assets of:
Expenses	0.45	% 5,6	0.45	% 5,6	0.45	% 5,6	0.45	% 5,6	0.45%
Net investment income (loss)	(0.41	)% 6	0.60	% 6	1.82	% 6	0.92	% 6	0.09%
Portfolio turnover rate 8	25	% 10	0%		0%		0%		0%
*
Includes a voluntary reimbursement from the sub-advisor of less than $0.01 per share for investment losses on certain foreign currency contract transactions during the fiscal year ended August 31, 2018.

1	Based on average shares outstanding.
2	Amount represents less than $0.005.
3
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived.

4
Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign currency contract transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

5	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
6	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.
7	Amount represents less than 0.005%.
8
Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

9
During the fiscal years ended August 31, 2021, August 31, 2020 and August 31, 2019, the Fund invested in the WisdomTree Floating Rate Treasury Fund which is considered a long term security for purposes of computing the portfolio turnover rate. During the fiscal years ended August 31, 2021, August 31, 2020 and August 31, 2019, the WisdomTree Floating Rate Fund was the only long-term security held or transacted in the portfolio, as a result, the variability in the portfolio turnover was primarily driven by the transaction activity during the fiscal year for this security only (see the “Investment in Affiliates” supplementary table included in the Schedule of Investments for transaction activity related to this security for the current fiscal year).

10
During the fiscal year ended August 31, 2021, the Fund invested in the WisdomTree Floating Rate Treasury Fund which is considered a long term security for purposes of computing the portfolio turnover rate. During the fiscal year ended August 31, 2021, the WisdomTree Floating Rate Fund was the only long-term security held or transacted in the portfolio, as a result, the variability in the portfolio turnover was primarily driven by the transaction activity during the fiscal year for this security only (see the “Investment in Affiliates” supplementary table included in the Schedule of Investments for transaction activity related to this security for the current fiscal year).

134 WisdomTree Trust Prospectus

Financial Highlights
(continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Currency Strategy Fund	For the Year Ended August 31, 2021		For the Year Ended August 31, 2020		For the Year Ended August 31, 2019		For the Year Ended August 31, 2018		For the Year Ended August 31, 2017
Net asset value, beginning of year	$17.55		$18.19		$17.97		$19.14		$17.97
Investment operations:
Net investment income (loss) 1	(0.09)		0.12		0.31		0.16		0.00	2
Net realized and unrealized gain (loss)	0.85		(0.41)		0.25		(1.33)		1.17
Total from investment operations	0.76		(0.29)		0.56		(1.17)		1.17
Dividends to shareholders:
Net investment income	(0.12)		(0.35)		(0.34)		—		—
Net asset value, end of year	$18.19		$17.55		$18.19		$17.97		$19.14
TOTAL RETURN 3	4.31%		(1.68)%		3.12%		(6.11)%		6.51%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$12,732		$10,532		$20,009		$28,746		$49,755
Ratios to average net assets of:
Expenses	0.55	% 4,5	0.55	% 4,5	0.55	% 4,5	0.55	% 4,5	0.55%
Net investment income (loss)	(0.51	)% 5	0.65	% 5	1.68	% 5	0.82	% 5	0.01%
Portfolio turnover rate 6	26	% 7	0%		0%		0%		0%

WisdomTree Emerging Markets Corporate Bond Fund	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020		For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017
Net asset value, beginning of year	$74.14	$72.72		$68.58	$72.91	$71.93
Investment operations:
Net investment income 1	2.63	2.99		3.00	2.84	2.87
Net realized and unrealized gain (loss)	1.94	1.47	8	4.17	(4.30)	0.98
Total from investment operations	4.57	4.46		7.17	(1.46)	3.85
Dividends to shareholders:
Net investment income	(2.60)	(3.04)		(3.03)	(2.87)	(2.87)
Net asset value, end of year	$76.11	$74.14		$72.72	$68.58	$72.91
TOTAL RETURN 3	6.26%	6.37%		10.69%	(2.08)%	5.51%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$53,279	$29,655		$36,362	$41,150	$51,035
Ratios to average net assets of:
Expenses	0.60%	0.60%		0.60%	0.60%	0.60%
Net investment income	3.48%	4.13%		4.26%	3.96%	4.03%
Portfolio turnover rate 6	56%	43%		54%	132%	36%
1	Based on average shares outstanding.
2	Amount represents less than $0.005.
3
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees for the WisdomTree Emerging Currency Strategy Fund, the total return would have been lower if certain expenses had not been waived.

4	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.
5	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.
6
Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

7
During the fiscal year ended August 31, 2021, the Fund invested in the WisdomTree Floating Rate Treasury Fund which is considered a long term security for purposes of computing the portfolio turnover rate. During the fiscal year ended August 31, 2021, the WisdomTree Floating Rate Fund was the only long-term security held or transacted in the portfolio, as a result, the variability in the portfolio turnover was primarily driven by the transaction activity during the fiscal year for this security only (see the “Investment in Affiliates” supplementary table included in the Schedule of Investments for transaction activity related to this security for the current fiscal year).

8
The amount of net realized and unrealized gain per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

WisdomTree Trust Prospectus 135

Financial Highlights
(continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Local Debt Fund	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020		For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017
Net asset value, beginning of year	$32.70	$34.35		$32.47	$38.92	$37.59
Investment operations:
Net investment income 1	1.64	1.83		1.96	2.15	2.07
Net realized and unrealized gain (loss)	(0.33)	(1.76	) 2	1.72	(6.48)	1.00
Total from investment operations	1.31	0.07		3.68	(4.33)	3.07
Dividends and distributions to shareholders:
Net investment income	(0.52)	(0.60)		(0.82)	(2.06)	(0.82)
Tax return of capital	(1.01)	(1.12)		(0.98)	(0.06)	(0.92)
Total dividends and distributions to shareholders	(1.53)	(1.72)		(1.80)	(2.12)	(1.74)
Net asset value, end of year	$32.48	$32.70		$34.35	$32.47	$38.92
TOTAL RETURN 3	4.06%	0.20%		11.54%	(11.66)%	8.46%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$134,784	$127,519		$195,783	$172,083	$256,851
Ratios to average net assets of:
Expenses	0.55%	0.55%		0.55%	0.55%	0.55%
Net investment income	4.97%	5.42%		5.77%	5.71%	5.51%
Portfolio turnover rate 4	31%	29%		27%	44%	39%

WisdomTree Floating Rate Treasury Fund	For the Year Ended August 31, 2021		For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017
Net asset value, beginning of year	$25.12		$25.05	$25.07	$25.07	$25.03
Investment operations:
Net investment income (loss) 1	(0.00	) 5	0.24	0.56	0.45	0.17
Net realized and unrealized gain (loss)	0.01		0.07	(0.05)	(0.07)	0.04
Total from investment operations	0.01		0.31	0.51	0.38	0.21
Dividends and distributions to shareholders:
Net investment income	(0.01)		(0.24)	(0.53)	(0.35)	(0.17)
Capital gains	(0.01)		—	—	(0.03)	—
Total dividends and distributions to shareholders	(0.02)		(0.24)	(0.53)	(0.38)	(0.17)
Net asset value, end of year	$25.11		$25.12	$25.05	$25.07	$25.07
TOTAL RETURN 3	0.00	% 6	1.26%	2.06%	1.53%	0.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,086,455		$1,491,940	$1,652,361	$272,044	$1,254
Ratios to average net assets of:
Expenses, net of expense waivers	0.15%		0.15%	0.15%	0.15%	0.15%
Expenses, prior to expense waivers	0.15%		0.15%	0.15%	0.17%	0.20%
Net investment income (loss)	(0.02)%		0.95%	2.22%	1.83%	0.68%
Portfolio turnover rate 4	147%		163%	170%	170%	160%
1	Based on average shares outstanding.
2
The amount of net realized and unrealized loss per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

3
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees for the WisdomTree Floating Rate Treasury Fund, the total return would have been lower if certain expenses had not been waived.

4
Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

5	Amount represents less than $0.005.
6	Amount represents less than 0.005%.

136 WisdomTree Trust Prospectus

Financial Highlights
(continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Interest Rate Hedged High Yield Bond Fund	For the Year Ended August 31, 2021		For the Year Ended August 31, 2020		For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017
Net asset value, beginning of year	$21.40		$23.13		$24.07	$23.91	$23.39
Investment operations:
Net investment income 1	0.96		1.20		1.30	1.23	1.24
Net realized and unrealized gain (loss)	0.78		(1.73)		(0.91)	0.10	0.53
Net increase from payment by affiliate	0.01		—		—	—	—
Total from investment operations	1.75		(0.53)		0.39	1.33	1.77
Dividends and distributions to shareholders:
Net investment income	(0.96)		(1.20)		(1.30)	(1.17)	(1.25)
Capital gains	—		—		(0.03)	—	—
Total dividends and distributions to shareholders	(0.96)		(1.20)		(1.33)	(1.17)	(1.25)
Net asset value, end of year	$22.19		$21.40		$23.13	$24.07	$23.91
TOTAL RETURN 2	8.33	% 3	(2.26)%		1.68%	5.68%	7.73%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$166,447		$128,377		$247,466	$262,332	$54,997
Ratios to average net assets of:
Expenses	0.43%		0.43%		0.43%	0.43%	0.43%
Net investment income	4.40%		5.43%		5.52%	5.14%	5.19%
Portfolio turnover rate 4	40%		101	% 5,6	61%	60%	57%

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	For the Year Ended August 31, 2021	For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017
Net asset value, beginning of year	$47.04	$47.71	$47.82	$47.89	$48.01
Investment operations:
Net investment income 1	0.69	1.11	1.36	1.18	0.95
Net realized and unrealized loss	(0.06)	(0.60)	(0.10)	(0.07)	(0.03)
Total from investment operations	0.63	0.51	1.26	1.11	0.92
Dividends to shareholders:
Net investment income	(0.86)	(1.18)	(1.37)	(1.18)	(1.04)
Net asset value, end of year	$46.81	$47.04	$47.71	$47.82	$47.89
TOTAL RETURN 2	1.34%	1.08%	2.69%	2.35%	1.93%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$215,330	$94,088	$76,337	$52,606	$23,945
Ratios to average net assets of:
Expenses	0.23%	0.23%	0.23%	0.23%	0.23%
Net investment income	1.47%	2.36%	2.86%	2.46%	1.99%
Portfolio turnover rate 4,7	81%	70%	39%	81%	187%
1	Based on average shares outstanding.
2
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period.

3
Includes a voluntary reimbursement from the sub-advisor for an operational error that resulted in investment transaction losses. Excluding the voluntary reimbursement, total return would have been 0.05% lower.

4
Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

5	The increase in the portfolio turnover rate was primarily a result of the change in investment objective and strategy on June 1, 2020.
6	On June 4, 2020, Voya Investment Management Co., LLC replaced Mellon Investments Corporation as sub-advisor to the Fund.
7
The portfolio turnover rates excluding TBA roll transactions for the years ended August 31, 2021, August 31, 2020, August 31, 2019, August 31, 2018 and August 31, 2017 were 23%, 33%, 12%, 28% and 45%, respectively.

WisdomTree Trust Prospectus 137

Financial Highlights
(continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Mortgage Plus Bond Fund	For the Year Ended August 31, 2021	For the Period November 14, 2019* through August 31, 2020
Net asset value, beginning of period	$51.64	$50.26
Investment operations:
Net investment income 1	0.45	0.66
Net realized and unrealized gain	0.06	1.55
Total from investment operations	0.51	2.21
Dividends and distributions to shareholders:
Net investment income	(0.88)	(0.83)
Capital gains	(0.32)	—
Tax return of capital	(0.01)	—
Total dividends and distributions to shareholders	(1.21)	(0.83)
Net asset value, end of period	$50.94	$51.64
TOTAL RETURN 2	0.99%	4.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$40,754	$30,986
Ratios to average net assets of:
Expenses	0.45%	0.45	% 3
Net investment income	0.88%	1.64	% 3
Portfolio turnover rate 4,5	430%	278%

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	For the Year Ended August 31, 2021		For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017
Net asset value, beginning of year	$53.93		$52.71	$48.68	$50.94	$52.04
Investment operations:
Net investment income 1	0.85		1.28	1.61	1.53	1.35
Net realized and unrealized gain (loss)	(0.76)		1.38	4.05	(2.26)	(0.85)
Total from investment operations	0.09	**	2.66	5.66	(0.73)	0.50
Dividends and distributions to shareholders:
Net investment income	(1.14)		(1.44)	(1.63)	(1.53)	(1.38)
Capital gains	(0.27)		—	—	—	(0.22)
Total dividends and distributions to shareholders	(1.41)		(1.44)	(1.63)	(1.53)	(1.60)
Net asset value, end of year	$52.61		$53.93	$52.71	$48.68	$50.94
TOTAL RETURN 2	0.18%		5.14%	11.92%	(1.44)%	1.05%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,089,075		$1,315,856	$880,193	$418,662	$168,105
Ratios to average net assets of:
Expenses, net of expense waivers	0.12	% 6	0.12%	0.12%	0.12%	0.12%
Expenses, prior to expense waivers	0.15%		0.20%	0.20%	0.20%	0.20%
Net investment income	1.61%		2.43%	3.25%	3.10%	2.69%
Portfolio turnover rate 4,7	148%		88%	54%	82%	134%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.
**
The total from investment operations per share does not correspond with the amount reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

1	Based on average shares outstanding.
2
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Yield Enhanced U.S. Aggregate Bond Fund, the total return would have been lower if certain expenses had not been waived.

3	Annualized.
4
Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

5	The portfolio turnover rates excluding TBA roll transactions for the periods ended August 31, 2021 and August 31, 2020 were 47% and 70%, respectively.
6
The investment advisor had contractually agreed to limit the advisory fee to 0.12% through December 31, 2020. On December 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.12%.

7
The portfolio turnover rates excluding TBA roll transactions for the years ended August 31, 2021, August 31, 2020, August 31, 2019, August 31, 2018 and August 31, 2017, were 41%, 65%, 44%, 38% and 59%, respectively.

138 WisdomTree Trust Prospectus

Financial Highlights
(continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	For the Year Ended August 31, 2021		For the Year Ended August 31, 2020	For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Period May 18, 2017* through August 31, 2017
Net asset value, beginning of period	$51.60		$50.58	$48.88	$50.25	$50.06
Investment operations:
Net investment income 1	0.50		1.19	1.40	1.17	0.26
Net realized and unrealized gain (loss)	(0.14)		1.05	1.69	(1.41)	0.17
Total from investment operations	0.36		2.24	3.09	(0.24)	0.43
Dividends and distributions to shareholders:
Net investment income	(0.51)		(1.22)	(1.39)	(1.07)	(0.24)
Capital gains	(0.22)		—	—	(0.06)	—
Total dividends and distributions to shareholders	(0.73)		(1.22)	(1.39)	(1.13)	(0.24)
Net asset value, end of period	$51.23		$51.60	$50.58	$48.88	$50.25
TOTAL RETURN 2	0.69%		4.51%	6.43%	(0.47)%	0.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$199,802		$113,529	$91,052	$39,104	$5,025
Ratios to average net assets of:
Expenses, net of expense waivers	0.12	% 3	0.12%	0.12%	0.12%	0.12	% 4
Expenses, prior to expense waivers	0.15%		0.20%	0.20%	0.20%	0.20	% 4
Net investment income	0.97%		2.34%	2.83%	2.40%	1.76	% 4
Portfolio turnover rate 5,6	224%		106%	49%	177%	44%

WisdomTree Alternative Income Fund	For the Period May 6, 2021* through August 31, 2021
Net asset value, beginning of period	$24.96
Investment operations:
Net investment income 1	0.43
Net realized and unrealized gain	0.40
Total from investment operations	0.83
Net asset value, end of period	$25.79
TOTAL RETURN 2	3.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$10,315
Ratios to average net assets 7 of:
Expenses	0.50	% 4
Net investment income	5.39	% 4
Portfolio turnover rate 5	2%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.
1	Based on average shares outstanding.
2
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund, the total return would have been lower if certain expenses had not been waived.

3
The investment advisor had contractually agreed to limit the advisory fee to 0.12% through December 31, 2020. On December 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.12%.

4	Annualized.
5
Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

6
The portfolio turnover rates excluding TBA roll transactions for the periods ended August 31, 2021, August 31, 2020, August 31, 2019, August 31, 2018 and August 31, 2017 were 49%, 46%, 24%, 120% and 22%, respectively.

7	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

WisdomTree Trust Prospectus 139

Financial Highlights
(continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree CBOE S&P 500 PutWrite Strategy Fund	For the Year Ended August 31, 2021		For the Year Ended August 31, 2020		For the Year Ended August 31, 2019	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017
Net asset value, beginning of year	$26.64		$27.45		$30.57	$29.23	$27.05
Investment operations:
Net investment income (loss) 1	(0.11)		0.24		0.49	0.22	0.06
Net realized and unrealized gain (loss)	6.67		(0.63	) 2	(1.96)	2.15	2.74
Total from investment operations	6.56		(0.39)		(1.47)	2.37	2.80
Dividends and distributions to shareholders:
Net investment income	(0.41)		(0.42)		(0.25)	(0.06)	—
Capital gains	—		—		(1.40)	(0.97)	(0.62)
Total dividends and distributions to shareholders	(0.41)		(0.42)		(1.65)	(1.03)	(0.62)
Net asset value, end of year	$32.79		$26.64		$27.45	$30.57	$29.23
TOTAL RETURN 3	24.87%		(1.52)%		(4.72)%	8.28%	10.52%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$63,940		$117,225		$211,350	$238,434	$204,635
Ratios to average net assets of:
Expenses, net of expense waivers	0.44	% 4	0.41	% 4	0.38%	0.38%	0.38%
Expenses, prior to expense waivers	0.44	% 4	0.44	% 4	0.44%	0.44%	0.44%
Net investment income (loss)	(0.38	)% 4	0.90	% 4	1.78%	0.76%	0.21%
Portfolio turnover rate 5	18	% 6	72	% 6	0%	0%	0%

1	Based on average shares outstanding.
2
The amount of net realized and unrealized loss per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

3
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived.

4	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.
5
Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

6
During the fiscal years ended August 31, 2021 and August 31, 2020, the Fund invested in the WisdomTree Floating Rate Treasury Fund which is considered a long-term security for purposes of computing the portfolio turnover rate. During the fiscal years ended August 31, 2021 and August 31, 2020, the WisdomTree Floating Rate Treasury Fund was the only long-term security held or transacted in the portfolio, as a result, the variability in the portfolio turnover rate was primarily driven by the transaction activity during the fiscal year for this security only (see the “Investment in Affiliates” supplementary table included in the Schedule of Investments for transaction activity related to this security for the current fiscal year).

140 WisdomTree Trust Prospectus

Financial Highlights
(continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Enhanced Commodity Strategy Fund (consolidated)*	For the Period December 19, 2020 through August 31, 2021	For the Period January 1, 2020 through December 18, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017
Post-Reorganization	Pre-Reorganization
Net asset value, beginning of period	$18.74	$18.80	$17.50	$19.25	$19.35
Investment operations:
Net investment income (loss) 1	(0.08)	(0.03)	0.23	0.18	0.00	2
Net realized and unrealized gain (loss)	3.46	(0.03)	1.07	(1.93)	(0.10)
Net increase from payment by affiliate	0.00	2	0.00	2	—	—	—
Total from investment operations	3.38	(0.06)	1.30	(1.75)	(0.10)
Net asset value, end of period	$22.12	$18.74	$18.80	$17.50	$19.25
TOTAL RETURN 3	18.04	% 4	(0.32	)% 4	7.43%	(9.09)%	(0.52)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$193,552	$99,333	$127,836	$154,855	$154,956
Ratios to average net assets of:
Expenses, net of expense waivers	0.55	% 5,6	0.75	% 6	0.75%	0.75%	0.75%
Expenses, prior to expense waivers	0.55	% 5,6	0.85	% 6	0.85%	0.85%	0.85%
Net investment income (loss)	(0.52	)% 5,6	(0.18	)% 6	1.30%	0.94%	0.01%
Portfolio turnover rate 7	22	% 8	0%	0%	0%	0%
*
After the close of business on December 18, 2020, the WisdomTree Continuous Commodity Index Fund (the “Predecessor Fund”), a commodity pool that was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), was reorganized into the WisdomTree Enhanced Commodity Strategy Fund (the “Successor Fund”), an investment company registered under the 1940 Act. The Successor Fund adopted the financial information for the Predecessor Fund. Accordingly, information presented prior to the close of business on December 18, 2020 is that of the Predecessor Fund prior to the reorganization into a regulated investment company under the 1940 Act.

1	Based on average shares outstanding.
2	Amount represents less than $0.005.
3
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor (or the Managing Owner, with respect to the Predecessor Fund) waived advisory fees, the total return would have been lower if certain expenses had not been waived.

4
Includes a voluntary reimbursement from the advisor for brokerage commissions incurred in connection with the Reorganization. Excluding this voluntary reimbursement, total return would have been unchanged.

5	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.
6	Annualized.
7
Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

8
During the fiscal period ended August 31, 2021, the Fund invested in the WisdomTree Floating Rate Treasury Fund which is considered a long-term security for purposes of computing the portfolio turnover rate. During the fiscal period ended August 31, 2021, the WisdomTree Floating Rate Treasury Fund was the only long-term security held or transacted in the portfolio, as a result, the variability in the portfolio turnover rate was primarily driven by the transaction activity during the fiscal period for this security only (see the “Investment in Affiliates” supplementary table included in the Schedule of Investments for transaction activity related to this security for the current fiscal period).

WisdomTree Trust Prospectus 141

Financial Highlights
(continued)

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Managed Futures Strategy Fund (consolidated)	For the Year Ended August 31, 2021		For the Year Ended August 31, 2020		For the Year Ended August 31, 2019		For the Year Ended August 31, 2018	For the Year Ended August 31, 2017
Net asset value, beginning of year	$35.31		$39.08		$40.57		$38.84	$41.12
Investment operations:
Net investment income (loss) 1	(0.23)		0.17		0.55		0.26	(0.07)
Net realized and unrealized gain (loss)	6.50		(3.34)		(0.65)		1.47	(2.21)
Net increase from payment by affiliate	0.00	2	—		—		—	—
Total from investment operations	6.27		(3.17)		(0.10)		1.73	(2.28)
Dividends to shareholders:
Net investment income	(0.17)		(0.60)		(1.39)		—	—
Net asset value, end of year	$41.41		$35.31		$39.08		$40.57	$38.84
TOTAL RETURN 3	17.83	% 6	(8.17)%		(0.22	)% 4	4.45%	(5.54	)% 5
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$147,001		$112,993		$216,875		$160,250	$170,879
Ratios to average net assets of:
Expenses, net of expense waivers	0.65	% 7,8	0.65	% 7	0.65%		0.65%	0.65%
Expenses, prior to expense waivers	0.68	% 7	0.75	% 7	0.75%		0.75%	0.75%
Net investment income (loss)	(0.60	)% 7	0.46	% 7	1.40%		0.66%	(0.18)%
Portfolio turnover rate 9	25	% 10	97	% 10	0%		0%	0%
1	Based on average shares outstanding.
2	Amount represents less than $0.005.
3
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived.

4
Includes a voluntary reimbursement from the sub-advisor for investment losses on certain futures contract transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

5
Includes a voluntary reimbursement from the sub-advisor for investment losses on certain futures contract transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.08% lower.

6
Includes a voluntary reimbursement from the sub-advisor for investment losses on certain futures contract transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

7	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.
8
The investment advisor had contractually agreed to limit the advisory fee to 0.65% through December 31, 2020. On December 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.65%.

9
Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

10
During the fiscal years ended August 31, 2021 and August 31, 2020, the Fund invested in the WisdomTree Floating Rate Treasury Fund which is considered a long term security for purposes of computing the portfolio turnover rate. During the fiscal years ended August 31, 2021 and August 31, 2020, the WisdomTree Floating Rate Fund was the only long-term security held or transacted in the portfolio, as a result, the variability in the portfolio turnover was primarily driven by the transaction activity during the fiscal year for this security only (see the “Investment in Affiliates” supplementary table included in the Schedule of Investments for transaction activity related to this security for the current fiscal year).

142 WisdomTree Trust Prospectus

WisdomTree Trust
250 West 34th Street, 3rd Floor
New York, NY 10119

The Funds' current SAI provides additional detailed information about the Funds. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

To make shareholder inquiries, for more detailed information on the Funds, or to request the SAI or annual or semi-annual shareholder reports, as applicable, free of charge, please:

Call:	1-866-909-9473 Monday through Friday 9:00 a.m. to 5:30 p.m. (Eastern time)	Write:	WisdomTree Trust c/o Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101
Visit:	www.wisdomtree.com

Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

© 2022 WisdomTree Trust

WisdomTree Funds are distributed in the U.S. by
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

WisdomTree
®
is a registered mark of WisdomTree Investments, Inc.

INVESTMENT COMPANY ACT FILE NO. 811-21864
WIS-PR-002-0722